UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number:    811-04087

                                                 Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (Zip code)

        James Mikolaichik            290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

                  Registrant’s telephone number, including area code:        585-325-6880

            Date of fiscal year end:     October 31

Date of reporting period:   July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:   SCHEDULE OF INVESTMENTS

Investment Portfolio - July 31, 2015

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 97.8%

Consumer Discretionary - 26.1%
Diversified Consumer Services - 1.0%
Houghton Mifflin Harcourt Co.*	212,270	$5,546,615

Hotels, Restaurants & Leisure - 2.3%
Yum! Brands, Inc	147,680	12,960,397

Internet & Catalog Retail - 6.0%
The Priceline Group, Inc.*	15,140	18,827,650
Shutterfly, Inc.*	163,470	7,070,077
TripAdvisor, Inc.*	91,820	7,288,672

		33,186,399

Media - 16.8%
AMC Networks, Inc. - Class A*	157,810	13,290,758
Discovery Communications, Inc. - Class A*	461,180	15,228,164
Sinclair Broadcast Group, Inc. - Class A	228,300	6,625,266
TEGNA, Inc	171,080	4,983,560
Time Warner, Inc.	199,870	17,596,555
Tribune Media Co. - Class A	218,600	11,037,114
Twenty-First Century Fox, Inc. - Class A	421,930	14,552,366
Viacom, Inc. - Class B	181,880	10,367,160

		93,680,943

Total Consumer Discretionary		145,374,354

Consumer Staples - 1.6%
Beverages - 1.6%
The Coca-Cola Co	218,170	8,962,424

Energy - 4.0%
Energy Equipment & Services - 3.1%
Cameron International Corp.*	240,370	12,129,070
Weatherford International plc - ADR*	488,700	5,219,316

		17,348,386

Oil, Gas & Consumable Fuels - 0.9%
Range Resources Corp.	120,830	4,753,452

Total Energy		22,101,838

Financials - 5.3%
Consumer Finance - 1.4%
SLM Corp.*	858,380	7,837,009

Real Estate Investment Trusts (REITS) - 2.3%
Plum Creek Timber Co., Inc.	141,430	5,798,630
Weyerhaeuser Co	231,960	7,118,852

		12,917,482

1

Investment Portfolio - July 31, 2015

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Management & Development - 1.6%
Realogy Holdings Corp.*	195,740	$8,910,085

Total Financials		29,664,576

Health Care - 15.3%
Health Care Equipment & Supplies - 2.7%
Alere, Inc.*	120,780	5,871,116
HeartWare International, Inc.*	32,770	2,972,567
Intuitive Surgical, Inc.*	11,950	6,371,381

		15,215,064

Health Care Providers & Services - 3.8%
DaVita HealthCare Partners, Inc.*	110,000	8,693,300
Express Scripts Holding Co.*	135,190	12,176,563

		20,869,863

Health Care Technology - 2.5%
Cerner Corp.*	196,430	14,087,960

Pharmaceuticals - 6.3%
Eli Lilly & Co.	100,040	8,454,380
Johnson & Johnson	148,190	14,850,120
Merck & Co., Inc.	199,870	11,784,335

		35,088,835

Total Health Care		85,261,722

Industrials - 12.8%
Airlines - 1.0%
Spirit Airlines, Inc.*	92,540	5,535,743

Building Products - 2.2%
Masco Corp.	225,430	5,949,098
Owens Corning	137,130	6,150,281

		12,099,379

Industrial Conglomerates - 3.8%
Danaher Corp.	103,160	9,445,330
General Electric Co.	442,590	11,551,599

		20,996,929

Machinery - 2.8%
Flowserve Corp.	223,740	10,513,542
Joy Global, Inc	205,250	5,420,653

		15,934,195

Road & Rail - 3.0%
Norfolk Southern Corp.	55,900	4,714,047

2

Investment Portfolio - July 31, 2015

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail (continued)
Union Pacific Corp.	121,350	$11,842,547

		16,556,594

Total Industrials		71,122,840

Information Technology - 28.6%
Communications Equipment - 2.7%
Juniper Networks, Inc.	264,200	7,508,564
QUALCOMM, Inc.	118,690	7,642,449

		15,151,013

Electronic Equipment, Instruments & Components - 2.1%
FLIR Systems, Inc.	372,180	11,459,422

Internet Software & Services - 7.9%
eBay, Inc.*	205,960	5,791,595
Facebook, Inc. - Class A*	118,670	11,156,167
Google, Inc. - Class A*	16,650	10,947,375
Google, Inc. - Class C*	17,520	10,960,687
HomeAway, Inc.*	181,990	5,466,979

		44,322,803

IT Services - 10.0%
EVERTEC, Inc.	399,960	7,527,247
MasterCard, Inc. - Class A	160,700	15,652,180
PayPal Holdings, Inc.*	250,090	9,678,483
VeriFone Systems, Inc.*	213,160	6,859,489
Visa, Inc. - Class A	213,770	16,105,432

		55,822,831

Software - 4.8%
ANSYS, Inc.*	68,930	6,489,759
Aspen Technology, Inc.*	71,220	3,160,743
Autodesk, Inc.*	142,690	7,217,260
Electronic Arts, Inc.*	138,230	9,890,357

		26,758,119

Technology Hardware, Storage & Peripherals - 1.1%
EMC Corp.	229,160	6,162,112

Total Information Technology		159,676,300

Materials - 4.1%
Chemicals - 2.1%
Monsanto Co.	118,010	12,024,039

3

Investment Portfolio - July 31, 2015

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 2.0%
Alcoa, Inc	1,126,350	$11,117,075

Total Materials		23,141,114

TOTAL COMMON STOCKS (Identified Cost $517,511,061)		545,305,168

SHORT-TERM INVESTMENT - 2.4%

Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.04% (Identified Cost $13,779,425)	13,779,425	13,779,425

TOTAL INVESTMENTS - 100.2% (Identified Cost $531,290,486)		559,084,593
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(1,357,762)

NET ASSETS - 100%		$557,726,831

ADR - American Depositary Receipt

*Non-income producing security.

1Rate shown is the current yield as of July 31, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$535,837,634
Unrealized appreciation	50,623,743
Unrealized depreciation	(27,376,784)

Net unrealized appreciation	$23,246,959

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Investment Portfolio - July 31, 2015

(unaudited)

The following is a summary of the valuation levels used for major security types as of July 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$145,374,354	$145,374,354	$—	$—
Consumer Staples	8,962,424	8,962,424	—	—
Energy	22,101,838	22,101,838	—	—
Financials	29,664,576	29,664,576	—	—
Health Care	85,261,722	85,261,722	—	—
Industrials	71,122,840	71,122,840	—	—
Information Technology	159,676,300	159,676,300	—	—
Materials	23,141,114	23,141,114	—	—
Mutual fund	13,779,425	13,779,425	—	—

Total assets	$559,084,593	$559,084,593	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or July 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - July 31, 2015

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 97.6%

Consumer Discretionary - 11.1%
Auto Components - 0.5%
Johnson Controls, Inc.	22,045	$1,004,370

Automobiles - 0.4%
Harley-Davidson, Inc.	12,402	723,037

Distributors - 0.4%
Genuine Parts Co.	8,088	719,428

Hotels, Restaurants & Leisure - 2.6%
McDonald’s Corp.	36,403	3,635,204
Yum! Brands, Inc.	14,961	1,312,977

		4,948,181

Media - 2.2%
Omnicom Group, Inc.	11,477	838,739
Pearson plc - ADR (United Kingdom)	37,656	702,661
Thomson Reuters Corp.	31,715	1,282,872
WPP plc - ADR (United Kingdom)	10,956	1,261,474

		4,085,746

Multiline Retail - 1.2%
Kohl’s Corp.	10,696	655,879
Target Corp.	19,622	1,606,061

		2,261,940

Specialty Retail - 3.8%
Best Buy Co., Inc.	17,233	556,454
The Gap, Inc.	20,456	746,235
The Home Depot, Inc.	41,042	4,803,145
L Brands, Inc.	12,838	1,036,283

		7,142,117

Total Consumer Discretionary		20,884,819

Consumer Staples - 17.5%
Beverages - 4.4%
Coca-Cola FEMSA S.A.B. de C.V. - ADR (Mexico)	10,433	788,213
Diageo plc - ADR (United Kingdom)	18,098	2,032,586
Dr. Pepper Snapple Group, Inc.	10,403	834,529
PepsiCo, Inc.	47,824	4,607,842

		8,263,170

Food & Staples Retailing - 3.8%
Sysco Corp.	27,014	980,878
Wal-Mart Stores, Inc.	86,183	6,203,452

		7,184,330

1

Investment Portfolio - July 31, 2015

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products - 5.0%
Archer-Daniels-Midland Co.	26,221	$1,243,400
Campbell Soup Co.	14,616	720,715
ConAgra Foods, Inc.	21,491	946,893
General Mills, Inc.	24,290	1,413,921
The Hershey Co.	9,081	843,534
The J.M. Smucker Co.	6,743	753,126
Unilever plc - ADR (United Kingdom)	76,981	3,489,549

		9,411,138

Household Products - 4.3%
The Clorox Co.	6,865	768,468
Colgate-Palmolive Co.	29,400	1,999,788
The Procter & Gamble Co.	69,759	5,350,515

		8,118,771

Total Consumer Staples		32,977,409

Energy - 3.7%
Energy Equipment & Services - 1.9%
National Oilwell Varco, Inc.	12,425	523,465
Schlumberger Ltd.	28,654	2,373,124
Tenaris SA - ADR (Luxembourg)	24,801	623,745

		3,520,334

Oil, Gas & Consumable Fuels - 1.8%
CNOOC Ltd. - ADR (China)	13,770	1,688,891
Ultrapar Participacoes SA - ADR (Brazil)	30,229	619,695
Valero Energy Corp.	18,280	1,199,168

		3,507,754

Total Energy		7,028,088

Financials - 8.3%
Banks - 8.3%
BB&T Corp.	26,133	1,052,376
Fifth Third Bancorp.	35,530	748,617
JPMorgan Chase & Co.	65,063	4,458,767
M&T Bank Corp.	5,644	740,211
The PNC Financial Services Group, Inc.	15,455	1,517,372
U.S. Bancorp	46,034	2,081,197
Wells Fargo & Co.	85,611	4,954,309

		15,552,849

Total Financials		15,552,849

2

Investment Portfolio - July 31, 2015

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care - 13.3%
Biotechnology - 0.4%
Baxalta, Inc	21,352	$700,986

Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	21,352	855,788

Pharmaceuticals - 12.5%
Johnson & Johnson	71,258	7,140,764
Merck & Co., Inc.	80,748	4,760,902
Pfizer, Inc.	167,105	6,025,806
Sanofi - ADR (France)	67,639	3,651,830
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	28,605	1,974,317

		23,553,619

Total Health Care		25,110,393

Industrials - 17.0%
Aerospace & Defense - 5.6%
The Boeing Co.	21,540	3,105,422
General Dynamics Corp.	12,244	1,825,703
Lockheed Martin Corp.	10,440	2,162,124
Raytheon Co.	12,807	1,397,116
United Technologies Corp.	21,579	2,164,589

		10,654,954

Air Freight & Logistics - 1.3%
United Parcel Service, Inc. - Class B	23,664	2,422,247

Commercial Services & Supplies - 0.6%
Waste Management, Inc.	20,611	1,053,840

Electrical Equipment - 2.5%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	76,429	1,549,980
Eaton Corp. plc	18,251	1,105,646
Emerson Electric Co.	26,173	1,354,453
Rockwell Automation, Inc.	5,875	686,083

		4,696,162

Industrial Conglomerates - 1.8%
3M Co.	22,071	3,340,225

Machinery - 3.5%
Caterpillar, Inc.	20,444	1,607,512
Cummins, Inc.	6,718	870,182
Deere & Co.	13,886	1,313,199
Illinois Tool Works, Inc.	14,925	1,335,340
Parker-Hannifin Corp.	5,965	672,554
Stanley Black & Decker, Inc.	7,826	825,565

		6,624,352

3

Investment Portfolio - July 31, 2015

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail - 1.7%
Norfolk Southern Corp.	11,514	$970,976
Union Pacific Corp.	22,538	2,199,483

		3,170,459

Total Industrials		31,962,239

Information Technology - 18.9%
Communications Equipment - 3.9%
Cisco Systems, Inc.	122,120	3,470,650
QUALCOMM, Inc.	40,597	2,614,041
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	120,894	1,297,193

		7,381,884

Electronic Equipment, Instruments & Components - 0.4%
Corning, Inc.	45,808	855,693

IT Services - 4.4%
Accenture plc - Class A	21,457	2,212,431
Automatic Data Processing, Inc.	18,191	1,451,096
International Business Machines Corp.	19,169	3,105,186
Paychex, Inc.	17,981	834,318
Xerox Corp.	57,064	628,845

		8,231,876

Semiconductors & Semiconductor Equipment - 3.0%
Intel Corp.	134,152	3,883,700
Texas Instruments, Inc.	34,353	1,716,963

		5,600,663

Software - 4.7%
CA, Inc.	23,406	681,934
Microsoft Corp.	159,701	7,458,037
Symantec Corp.	34,855	792,603

		8,932,574

Technology Hardware, Storage & Peripherals - 2.5%
Canon, Inc. - ADR (Japan)	47,593	1,521,548
Hewlett-Packard Co.	51,430	1,569,644
Seagate Technology plc	15,607	789,714
Western Digital Corp.	8,830	759,910

		4,640,816

Total Information Technology		35,643,506

Materials - 5.0%
Chemicals - 3.7%
The Dow Chemical Co.	36,228	1,704,890

4

Investment Portfolio - July 31, 2015

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
E.I. du Pont de Nemours & Co.	25,563	$1,425,393
LyondellBasell Industries N.V. - Class A - ADR	14,914	1,399,381
Praxair, Inc.	8,971	1,023,950
Syngenta AG - ADR (Switzerland)	16,735	1,378,127

		6,931,741

Construction Materials - 0.5%
CRH plc - ADR (Ireland)	32,183	956,157

Metals & Mining - 0.3%
Nucor Corp.	12,589	555,678

Paper & Forest Products - 0.5%
International Paper Co.	19,512	934,039

Total Materials		9,377,615

Telecommunication Services - 2.4%
Diversified Telecommunication Services - 0.5%
Telekomunikasi Indonesia Persero Tbk PT - ADR (Indonesia)	23,607	1,015,337

Wireless Telecommunication Services - 1.9%
NTT DOCOMO, Inc. - ADR (Japan)	128,058	2,698,182
SK Telecom Co. Ltd. - ADR (South Korea)	35,101	842,073

		3,540,255

Total Telecommunication Services		4,555,592

Utilities - 0.4%
Electric Utilities - 0.4%
Enersis SA - ADR (Chile)	45,183	682,715

TOTAL COMMON STOCKS
(Identified Cost $161,741,892)		183,775,225

SHORT-TERM INVESTMENT - 2.3%

Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.04%
(Identified Cost $4,325,071)	4,325,071	4,325,071

TOTAL INVESTMENTS - 99.9%
(Identified Cost $166,066,963)		188,100,296
OTHER ASSETS, LESS LIABILITIES - 0.1%		229,864

NET ASSETS - 100%		$188,330,160

ADR - American Depositary Receipt

1Rate shown is the current yield as of July 31, 2015.

5

Investment Portfolio - July 31, 2015

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$166,149,614
Unrealized appreciation	27,171,693
Unrealized depreciation	(5,221,011)

Net unrealized appreciation	$21,950,682

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$20,884,819	$20,884,819	$—	$—
Consumer Staples	32,977,409	32,977,409	—	—
Energy	7,028,088	7,028,088	—	—
Financials	15,552,849	15,552,849	—	—
Health Care	25,110,393	25,110,393	—	—
Industrials	31,962,239	31,962,239	—	—
Information Technology	35,643,506	35,643,506	—	—
Materials	9,377,615	9,377,615	—	—
Telecommunication Services	4,555,592	4,555,592	—	—
Utilities	682,715	682,715	—	—
Mutual fund	4,325,071	4,325,071	—	—

Total assets	$188,100,296	$188,100,296	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or July 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - July 31, 2015

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS - 98.8%

Consumer Discretionary - 24.4%
Diversified Consumer Services - 0.9%
Houghton Mifflin Harcourt Co.*	8,080	$211,130

Hotels, Restaurants & Leisure - 1.6%
Yum! Brands, Inc.	4,650	408,084

Household Durables - 0.1%
TopBuild Corp.*	1,031	29,651

Internet & Catalog Retail - 5.1%
The Priceline Group, Inc.*	550	683,963
Shutterfly, Inc.*	6,220	269,015
TripAdvisor, Inc.*	4,030	319,901

		1,272,879

Media - 15.3%
AMC Networks, Inc. - Class A*	4,910	413,520
Discovery Communications, Inc. - Class A*	17,010	561,670
Gannett Co., Inc.*	5,265	66,602
Liberty Global plc - Class A - ADR (United Kingdom)*	2,850	149,511
Nexstar Broadcasting Group, Inc. - Class A	3,290	188,714
Sinclair Broadcast Group, Inc. - Class A	7,660	222,293
TEGNA, Inc.	10,530	306,739
Time Warner, Inc.	6,470	569,619
Tribune Media Co. - Class A	7,920	399,881
Twenty-First Century Fox, Inc. - Class A	16,330	563,222
Viacom, Inc. - Class B	6,540	372,780

		3,814,551

Textiles, Apparel & Luxury Goods - 1.4%
lululemon athletica, Inc.*	5,440	341,958

Total Consumer Discretionary		6,078,253

Consumer Staples - 9.2%
Beverages - 5.7%
AMBEV S.A. - ADR (Brazil)	67,770	384,934
Anheuser-Busch InBev N.V. (Belgium)[1]	3,580	427,744
The Coca-Cola Co.	8,370	343,840
Diageo plc (United Kingdom)[1]	9,810	275,001

		1,431,519

Food Products - 1.2%
Nestle S.A. (Switzerland)[1]	3,800	287,470

Personal Products - 2.3%
Beiersdorf AG (Germany)[1]	3,320	283,659

1

Investment Portfolio - July 31, 2015

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products (continued)
Unilever plc - ADR (United Kingdom)	6,670	$302,351

		586,010

Total Consumer Staples		2,304,999

Energy - 4.7%
Energy Equipment & Services - 4.0%
Cameron International Corp.*	9,230	465,746
Schlumberger Ltd.	4,190	347,016
Weatherford International plc - ADR*	18,600	198,648

		1,011,410

Oil, Gas & Consumable Fuels - 0.7%
Range Resources Corp.	4,400	173,096

Total Energy		1,184,506

Financials - 3.8%
Consumer Finance - 1.2%
SLM Corp.*	32,250	294,443

Real Estate Investment Trusts (REITS) - 1.9%
Plum Creek Timber Co., Inc.	5,180	212,380
Weyerhaeuser Co	8,620	264,548

		476,928

Real Estate Management & Development - 0.7%
Realogy Holdings Corp.*	3,770	171,610

Total Financials		942,981

Health Care - 15.9%
Health Care Equipment & Supplies - 0.9%
Intuitive Surgical, Inc.*	430	229,263

Health Care Providers & Services - 4.5%
DaVita HealthCare Partners, Inc.*	4,630	365,909
Express Scripts Holding Co.*	5,050	454,853
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	3,560	291,287

		1,112,049

Health Care Technology - 2.0%
Cerner Corp.*	7,090	508,495

Life Sciences Tools & Services - 1.3%
QIAGEN N.V. - ADR*	11,470	320,931

Pharmaceuticals - 7.2%
Eli Lilly & Co	6,210	524,807
Johnson & Johnson	5,430	544,140
Merck & Co., Inc.	7,290	429,818

2

Investment Portfolio - July 31, 2015

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Sanofi - ADR (France)	5,740	$309,903

		1,808,668

Total Health Care		3,979,406

Industrials - 11.1%
Airlines - 0.6%
Spirit Airlines, Inc.*	2,610	156,130

Building Products - 2.5%
Masco Corp.	9,280	244,899
Owens Corning	8,710	390,643

		635,542

Industrial Conglomerates - 3.7%
Danaher Corp.	3,430	314,051
General Electric Co.	22,870	596,907

		910,958

Machinery - 2.4%
Flowserve Corp.	8,380	393,776
Joy Global, Inc.	7,450	196,755

		590,531

Road & Rail - 1.9%
Norfolk Southern Corp.	2,360	199,019
Union Pacific Corp.	2,720	265,445

		464,464

Total Industrials		2,757,625

Information Technology - 25.2%
Communications Equipment - 3.9%
Juniper Networks, Inc.	23,430	665,881
QUALCOMM, Inc.	4,970	320,018

		985,899

Electronic Equipment, Instruments & Components - 1.1%
FLIR Systems, Inc.	9,030	278,034

Internet Software & Services - 6.9%
eBay, Inc.*	8,210	230,865
Facebook, Inc. - Class A*	5,400	507,654
Google, Inc. - Class A*	760	499,700
Google, Inc. - Class C*	772	482,971

		1,721,190

IT Services - 7.9%
EVERTEC, Inc.	15,090	283,994

3

Investment Portfolio - July 31, 2015

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
MasterCard, Inc. - Class A	6,110	$595,114
PayPal Holdings, Inc.*	8,210	317,727
VeriFone Systems, Inc.*	7,770	250,038
Visa, Inc. - Class A	6,920	521,353

		1,968,226

Software - 4.2%
ANSYS, Inc.*	3,830	360,595
Aspen Technology, Inc.*	3,060	135,803
Autodesk, Inc.*	5,540	280,213
Electronic Arts, Inc.*	3,660	261,873

		1,038,484

Technology Hardware, Storage & Peripherals - 1.2%
EMC Corp	11,170	300,361

Total Information Technology		6,292,194

Materials - 4.5%
Chemicals - 3.2%
Monsanto Co	6,130	624,586
Potash Corp. of Saskatchewan, Inc. (Canada)	6,660	181,019

		805,605

Metals & Mining - 1.3%
Alcoa, Inc.	32,680	322,552

Total Materials		1,128,157

TOTAL COMMON STOCKS (Identified Cost $20,603,759)		24,668,121

SHORT-TERM INVESTMENT - 1.6%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.04% (Identified Cost $404,732)	404,732	404,732

TOTAL INVESTMENTS - 100.4%
(Identified Cost $21,008,491)		25,072,853
LIABILITIES, LESS OTHER ASSETS - (0.4%)		(105,981)

NET ASSETS - 100%		$24,966,872

ADR - American Depositary Receipt

*Non-income producing security.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Rate shown is the current yield as of July 31, 2015.

4

Investment Portfolio - July 31, 2015

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$21,032,657
Unrealized appreciation	4,631,041
Unrealized depreciation	(590,845)

Net unrealized appreciation	$4,040,196

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$6,078,253	$6,078,253	$—	$—
Consumer Staples	2,304,999	1,031,125	1,273,874	—
Energy	1,184,506	1,184,506	—	—
Financials	942,981	942,981	—	—
Health Care	3,979,406	3,688,119	291,287	—
Industrials	2,757,625	2,757,625	—	—
Information Technology	6,292,194	6,292,194	—	—
Materials	1,128,157	1,128,157	—	—
Mutual fund	404,732	404,732	—	—

Total assets	$25,072,853	$23,507,692	$1,565,161	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2014 or July 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - July 31, 2015

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 98.9%

Consumer Discretionary - 16.3%
Diversified Consumer Services - 2.0%
Kroton Educacional S.A. (Brazil)	14,117,730	$39,376,837

Hotels, Restaurants & Leisure - 2.4%
Accor S.A. (France)[1]	993,000	48,680,267

Internet & Catalog Retail - 0.5%
Ocado Group plc (United Kingdom)*[1]	1,477,333	9,129,699

Media - 5.2%
ITV plc (United Kingdom)[1]	8,732,680	38,212,154
Liberty Global plc - Class A - ADR (United Kingdom)*	914,085	47,952,899
Modern Times Group AB - Class B (Sweden)[1]	604,885	17,163,048

		103,328,101

Specialty Retail - 2.2%
Kingfisher plc (United Kingdom)[1]	7,857,269	44,259,732

Textiles, Apparel & Luxury Goods - 4.0%
Adidas AG (Germany)[1]	433,390	35,465,262
lululemon athletica, Inc. (United States)*	689,620	43,349,513

		78,814,775

Total Consumer Discretionary		323,589,411

Consumer Staples - 24.6%
Beverages - 11.7%
AMBEV S.A. - ADR (Brazil)	7,066,765	40,139,225
Anheuser-Busch InBev N.V. (Belgium)[1]	515,210	61,558,131
Diageo plc (United Kingdom)[1]	2,048,860	57,435,020
Remy Cointreau S.A. (France)[1]	148,868	10,592,789
SABMiller plc (United Kingdom)[1]	1,192,880	62,555,098

		232,280,263

Food & Staples Retailing - 3.3%
Carrefour S.A. (France)[1]	619,795	21,275,065
Tesco plc (United Kingdom)*[1]	12,882,400	43,322,626

		64,597,691

Food Products - 4.3%
Charoen Pokphand Foods PCL (Thailand)[1]	17,148,710	10,174,348
Danone S.A. (France)[1]	786,430	53,353,140
Nestle S.A. (Switzerland)[1]	290,790	21,998,288

		85,525,776

Personal Products - 2.2%
Beiersdorf AG (Germany)[1]	251,650	21,500,834
Unilever plc - ADR (United Kingdom)	485,520	22,008,622

		43,509,456

1

Investment Portfolio - July 31, 2015

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco - 3.1%
Japan Tobacco, Inc. (Japan)[1]	1,023,300	$39,721,085
Swedish Match AB (Sweden)[1]	728,710	22,320,305

		62,041,390

Total Consumer Staples		487,954,576

Energy - 6.5%
Energy Equipment & Services - 3.2%
Petroleum Geo-Services ASA (Norway)[1]	604,791	2,753,835
Schlumberger Ltd. (United States)	741,280	61,392,810

		64,146,645

Oil, Gas & Consumable Fuels - 3.3%
Cameco Corp. (Canada)	3,855,930	52,941,919
Whitehaven Coal Ltd. (Australia)*[1]	12,836,166	11,206,212

		64,148,131

Total Energy		128,294,776

Financials - 1.7%
Insurance - 1.7%
Admiral Group plc (United Kingdom)[1]	1,422,660	32,873,253

Health Care - 19.1%
Health Care Equipment & Supplies - 1.9%
BioMerieux (France)[1]	97,760	11,358,762
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	39,448,000	26,434,093

		37,792,855

Health Care Providers & Services - 3.4%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	826,980	67,665,236

Life Sciences Tools & Services - 1.4%
QIAGEN N.V. (United States)*[1]	817,596	22,940,505
QIAGEN N.V. - ADR (United States)*	196,220	5,490,236

		28,430,741

Pharmaceuticals - 12.4%
Novartis AG - ADR (Switzerland)	430,740	44,689,275
Otsuka Holdings Co. Ltd. (Japan)[1]	920,560	33,052,706
Roche Holding AG (Switzerland)[1]	231,400	66,856,729
Sanofi (France)[1]	615,454	66,340,398
Shire plc - ADR (Ireland)	129,460	34,541,223

		245,480,331

Total Health Care		379,369,163

2

Investment Portfolio - July 31, 2015

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 7.3%
Airlines - 1.1%
Ryanair Holdings plc - ADR (Ireland)	288,978	$21,416,160

Commercial Services & Supplies - 1.8%
Aggreko plc (United Kingdom)[1]	1,890,516	35,410,961

Electrical Equipment - 0.6%
Nexans S.A. (France)*[1]	289,207	11,765,877

Machinery - 1.2%
Sulzer AG (Switzerland)[1]	226,395	23,247,416

Marine - 1.0%
D/S Norden A/S (Denmark)*[1]	152,439	3,992,578
Diana Shipping, Inc. (Greece)*	807,360	6,095,568
Pacific Basin Shipping Ltd. (Hong Kong)[1]	16,306,000	5,608,462
Star Bulk Carriers Corp. (Greece)*	1,576,210	4,760,154

		20,456,762

Trading Companies & Distributors - 1.6%
Brenntag AG (Germany)[1]	595,719	33,127,850

Total Industrials		145,425,026

Information Technology - 12.9%
Internet Software & Services - 11.2%
Alibaba Group Holding Ltd. - ADR (China)*	803,420	62,939,923
Baidu, Inc. - ADR (China)*	292,300	50,468,518
Qihoo 360 Technology Co. Ltd. - ADR (China)*	908,690	56,347,867
Tencent Holdings Ltd. - Class H (China)[1]	2,873,600	53,537,006

		223,293,314

IT Services - 1.7%
Amdocs Ltd. - ADR (United States)	561,660	32,941,359

Total Information Technology		256,234,673

Materials - 7.4%
Chemicals - 2.0%
Potash Corp. of Saskatchewan, Inc. (Canada)	363,677	9,884,741
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	1,459,868	19,722,817
Syngenta AG (Switzerland)[1]	26,943	11,099,730

		40,707,288

Metals & Mining - 5.4%
Alumina Ltd. (Australia)[1]	19,317,698	20,890,956
Iluka Resources Ltd. (Australia)[1]	1,447,480	8,308,547
Norsk Hydro ASA (Norway)[1]	5,629,144	20,992,276
Teck Resources Ltd. - Class B (Canada)	2,931,510	21,517,283

3

Investment Portfolio - July 31, 2015

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
ThyssenKrupp AG (Germany)[1]	1,397,910	$35,450,931

		107,159,993

Total Materials		147,867,281

Telecommunication Services - 3.1%
Wireless Telecommunication Services - 3.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	3,204,060	62,094,683

TOTAL COMMON STOCKS
(Identified Cost $2,022,629,406)		1,963,702,842

SHORT-TERM INVESTMENT - 1.6%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.04%
(Identified Cost $32,613,551)	32,613,551	32,613,551

TOTAL INVESTMENTS - 100.5%
(Identified Cost $2,055,242,957)		1,996,316,393
LIABILITIES, LESS OTHER ASSETS - (0.5%)		(9,878,764)

NET ASSETS - 100%		$1,986,437,629

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of July 31, 2015.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom - 19.8%; China - 12.6%; France - 11.2%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$2,062,805,706
Unrealized appreciation	138,847,046
Unrealized depreciation	(205,336,359)

Net unrealized depreciation	$(66,489,313)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other

4

Investment Portfolio - July 31, 2015

(unaudited)

significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$323,589,411	$130,679,249	$192,910,162	$—
Consumer Staples	487,954,576	62,147,847	425,806,729	—
Energy	128,294,776	114,334,729	13,960,047	—
Financials	32,873,253	—	32,873,253	—
Health Care	379,369,163	84,720,734	294,648,429	—
Industrials	145,425,026	32,271,882	113,153,144	—
Information Technology	256,234,673	202,697,667	53,537,006	—
Materials	147,867,281	51,124,841	96,742,440	—
Telecommunication Services	62,094,683	62,094,683	—	—
Mutual fund	32,613,551	32,613,551	—	—

Total assets	$1,996,316,393	$772,685,183	$1,223,631,210	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2014 or July 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS - 31.1%

Consumer Discretionary - 6.1%
Diversified Consumer Services - 0.0%##
Fu Shou Yuan International Group Ltd. (China)[1]	399,000	$227,301
Kroton Educacional S.A. (Brazil)	133,280	371,741

		599,042

Hotels, Restaurants & Leisure - 0.2%
Accor S.A. (France)[1]	5,220	255,902
Hyatt Hotels Corp. - Class A*	6,300	351,729
McDonald’s Corp.	19,590	1,956,257
SeaWorld Entertainment, Inc.	48,530	841,510

		3,405,398

Household Durables - 0.0%##
DR Horton, Inc.	6,780	201,298
Lennar Corp. - Class A	3,570	189,353
Toll Brothers, Inc.*	4,850	188,762
TRI Pointe Group, Inc.*	12,080	178,784

		758,197

Internet & Catalog Retail - 1.0%
MakeMyTrip Ltd. (India)*	12,870	187,902
The Priceline Group, Inc.*	8,300	10,321,631
TripAdvisor, Inc.*	65,040	5,162,875

		15,672,408

Media - 4.1%
AMC Networks, Inc. - Class A*	143,530	12,088,097
Global Mediacom Tbk PT (Indonesia)[1]	2,560,370	235,365
Liberty Global plc - Class A - ADR (United Kingdom)*	108,550	5,694,533
Sinclair Broadcast Group, Inc. - Class A	177,490	5,150,760
TEGNA, Inc.	140,400	4,089,852
Thomson Reuters Corp.	17,617	712,608
Time Warner, Inc.	131,170	11,548,207
Tribune Media Co. - Class A	127,980	6,461,710
Twenty-First Century Fox, Inc. - Class A	263,120	9,075,009
Viacom, Inc. - Class B	132,230	7,537,110

		62,593,251

Multiline Retail - 0.1%
Target Corp.	10,930	894,621

Specialty Retail - 0.2%
Groupe Fnac S.A. (France)*[1]	69	4,170
The Home Depot, Inc.	22,574	2,641,835

		2,646,005

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc.*	116,290	$7,309,989

Total Consumer Discretionary		93,878,911

Consumer Staples - 2.6%
Beverages - 1.4%
AMBEV S.A. - ADR (Brazil)	545,900	3,100,712
Anheuser-Busch InBev N.V. (Belgium)[1]	47,880	5,720,781
Cia Cervecerias Unidas S.A. - ADR (Chile)	19,600	413,560
Diageo plc (United Kingdom)[1]	245,940	6,894,355
Diageo plc - ADR (United Kingdom)	10,675	1,198,909
Molson Coors Brewing Co. - Class B	15,420	1,096,979
PepsiCo, Inc.	32,487	3,130,122

		21,555,418

Food & Staples Retailing - 0.2%
7-Eleven Malaysia Holdings Berhad (Malaysia)[1]	46,800	20,436
Raia Drogasil S.A. (Brazil)	21,400	271,316
Wal-Mart Stores, Inc.	39,912	2,872,866

		3,164,618

Food Products - 0.2%
Charoen Pokphand Foods PCL (Thailand)[1]	323,510	191,939
ConAgra Foods, Inc.	27,060	1,192,264
General Mills, Inc.	13,233	770,293
M Dias Branco S.A. (Brazil)	12,560	281,724
Sao Martinho S.A. (Brazil)	29,090	285,892
Tiger Brands Ltd. (South Africa)[1]	11,450	257,379

		2,979,491

Household Products - 0.3%
Colgate-Palmolive Co.	16,237	1,104,441
The Procter & Gamble Co.	37,663	2,888,752

		3,993,193

Personal Products - 0.4%
Unilever plc - ADR (United Kingdom)	141,827	6,429,018

Tobacco - 0.1%
Philip Morris International, Inc.	15,220	1,301,767

Total Consumer Staples		39,423,505

Energy - 1.9%
Energy Equipment & Services - 1.2%
Cameron International Corp.*	119,030	6,006,254
Schlumberger Ltd.	99,508	8,241,253

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Energy Equipment & Services (continued)
Weatherford International plc - ADR*	388,370	$4,147,792

		18,395,299

Oil, Gas & Consumable Fuels - 0.7%
BP plc - ADR (United Kingdom)	25,620	947,171
Chevron Corp.	13,890	1,228,987
CNOOC Ltd. - ADR (China)	7,039	863,333
ConocoPhillips	11,770	592,502
Cosan S.A. Industria e Comercio (Brazil)	29,400	178,601
Exxon Mobil Corp.	26,710	2,115,699
Range Resources Corp.	90,540	3,561,844
Total S.A. (France)[1]	20,200	996,727

		10,484,864

Total Energy		28,880,163

Financials - 4.5%
Banks - 0.9%
BankUnited, Inc.	16,320	596,006
Citigroup, Inc.	41,140	2,405,044
HSBC Holdings plc (United Kingdom)[1]	78,550	709,497
ICICI Bank Ltd. - ADR (India)	21,830	219,828
JPMorgan Chase & Co.	52,878	3,623,729
The PNC Financial Services Group, Inc.	9,021	885,682
U.S. Bancorp	42,175	1,906,732
Wells Fargo & Co.	71,102	4,114,673

		14,461,191

Capital Markets - 0.2%
American Capital Ltd.*	22,490	294,844
Apollo Investment Corp.	43,280	296,901
Ares Capital Corp.	18,830	302,975
BlackRock Capital Investment Corp.	33,380	315,441
Fifth Street Finance Corp.	46,330	289,563
Medley Capital Corp.	33,910	295,017
PennantPark Investment Corp.	33,850	268,092
Prospect Capital Corp.	41,470	295,681
Solar Capital Ltd.	17,010	302,268

		2,660,782

Consumer Finance - 0.3%
SLM Corp.*	486,320	4,440,102

Diversified Financial Services - 0.0%##
JSE Ltd. (South Africa)[1]	40,430	471,088

	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Insurance - 0.3%
Admiral Group plc (United Kingdom)[1]	78,030	$1,803,031
Principal Financial Group, Inc.	31,400	1,743,014
The Progressive Corp.	26,950	821,975

		4,368,020

Real Estate Investment Trusts (REITS) - 2.4%
Agree Realty Corp.	14,660	454,313
Alexandria Real Estate Equities, Inc.	5,440	504,342
American Campus Communities, Inc.	5,320	198,542
American Capital Agency Corp.	26,950	519,057
Annaly Capital Management, Inc.	53,540	532,723
Apartment Investment & Management Co. - Class A	12,820	501,006
AvalonBay Communities, Inc.	4,960	854,806
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	18,440	232,895
Brixmor Property Group, Inc.	27,710	678,064
Camden Property Trust	5,470	435,576
CatchMark Timber Trust, Inc. - Class A	92,460	987,473
Chesapeake Lodging Trust	22,710	728,310
Columbia Property Trust, Inc.	10,970	265,035
Community Healthcare Trust, Inc.*	41,900	790,653
CoreSite Realty Corp.	10,630	533,626
Crown Castle International Corp.	21,200	1,736,492
CubeSmart	19,540	511,166
DCT Industrial Trust, Inc.	12,400	431,024
DDR Corp.	42,810	697,803
Douglas Emmett, Inc.	9,900	290,169
Education Realty Trust, Inc.	10,980	347,407
Equity LifeStyle Properties, Inc.	5,530	320,076
Equity One, Inc.	16,670	427,919
Equity Residential	5,650	422,677
Extra Space Storage, Inc.	2,640	194,093
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	163,683	177,575
General Growth Properties, Inc.	12,230	331,922
HCP, Inc.	7,410	286,322
Health Care REIT, Inc.	5,410	375,292
Host Hotels & Resorts, Inc.	10,190	197,482
Inland Real Estate Corp.	40,760	400,263
Kite Realty Group Trust	8,827	233,033
Lamar Advertising Co. - Class A	17,940	1,077,297
LaSalle Hotel Properties	17,630	586,550
Liberty Property Trust	11,620	395,429

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Mack-Cali Realty Corp.	24,220	$504,745
Mid-America Apartment Communities, Inc.	7,370	592,106
Outfront Media, Inc.	78,200	1,965,166
Paramount Group, Inc.	30,440	543,963
Pebblebrook Hotel Trust	6,120	249,084
Physicians Realty Trust	41,630	667,745
Plum Creek Timber Co., Inc.	64,690	2,652,290
Prologis, Inc.	13,240	537,676
Public Storage	1,970	404,205
Rexford Industrial Realty, Inc.	18,220	265,465
Sabra Health Care REIT, Inc.	8,250	225,637
Scentre Group (Australia)[1]	94,101	271,752
Simon Property Group, Inc.	6,830	1,278,713
Sovran Self Storage, Inc.	5,520	525,559
Taubman Centers, Inc.	6,000	448,800
Terreno Realty Corp.	13,240	277,643
UDR, Inc.	12,780	432,092
Urban Edge Properties	24,560	527,303
Ventas, Inc.	6,390	428,705
Westfield Corp. (Australia)[1]	48,510	354,794
Weyerhaeuser Co.	207,740	6,375,541
WP GLIMCHER, Inc.	25,450	344,593

		37,529,989

Real Estate Management & Development - 0.4%
First Capital Realty, Inc. (Canada)	39,960	565,554
Forest City Enterprises, Inc. - Class A*	32,360	755,606
Realogy Holdings Corp.*	98,900	4,501,928

		5,823,088

Total Financials		69,754,260

Health Care - 4.0%
Biotechnology - 0.0%##
Baxalta, Inc.	11,395	374,098

Health Care Equipment & Supplies - 0.0%##
Baxter International, Inc.	11,395	456,712
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	695,800	466,255

		922,967

Health Care Providers & Services - 0.7%
Express Scripts Holding Co.*[2]	106,990	9,636,589
KPJ Healthcare Berhad (Malaysia)[1]	263,660	296,441

	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Siloam International Hospitals Tbk PT (Indonesia)[1]	343,090	$419,748

		10,352,778

Health Care Technology - 0.5%
Cerner Corp.*	106,440	7,633,877

Pharmaceuticals - 2.8%
Eli Lilly & Co.	111,410	9,415,259
Johnson & Johnson[2]	93,717	9,391,381
Merck & Co., Inc.	194,257	11,453,393
Pfizer, Inc.	88,708	3,198,810
Roche Holding AG (Switzerland)[1]	4,000	1,155,691
Sanofi (France)[1]	11,250	1,212,649
Sanofi - ADR (France)	101,187	5,463,086
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	15,880	1,096,038

		42,386,307

Total Health Care		61,670,027

Industrials - 2.8%
Aerospace & Defense - 0.4%
The Boeing Co.	11,954	1,723,408
General Dynamics Corp.	6,785	1,011,711
Honeywell International, Inc.	7,270	763,713
Lockheed Martin Corp.	5,735	1,187,719
Raytheon Co.	6,891	751,739
United Technologies Corp.	12,079	1,211,644

		6,649,934

Air Freight & Logistics - 0.2%
United Parcel Service, Inc. - Class B	25,860	2,647,030

Commercial Services & Supplies - 0.2%
MiX Telematics Ltd. - ADR (South Africa)*	44,760	325,853
Pitney Bowes, Inc.	50,930	1,065,456
Waste Management, Inc.	33,330	1,704,163

		3,095,472

Electrical Equipment - 0.2%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	44,831	909,173
Emerson Electric Co.	14,170	733,297
Rockwell Automation, Inc.	8,840	1,032,335

		2,674,805

Industrial Conglomerates - 0.9%
3M Co.	17,277	2,614,700

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Industrial Conglomerates (continued)
General Electric Co.	409,430	$10,686,123

		13,300,823

Machinery - 0.7%
Caterpillar, Inc.	11,440	899,527
Flowserve Corp.	100,030	4,700,410
Illinois Tool Works, Inc.	8,309	743,406
Joy Global, Inc.	126,080	3,329,773
Pentair plc (United Kingdom)	11,750	714,517

		10,387,633

Marine - 0.0%##
Sinotrans Shipping Ltd. - Class H (China)[1]	1,084,740	243,374

Road & Rail - 0.2%
Kansas City Southern	8,140	807,407
Union Pacific Corp.	26,726	2,608,190

		3,415,597

Trading Companies & Distributors - 0.0%##
Fastenal Co.	13,630	570,552

Total Industrials		42,985,220

Information Technology - 7.0%
Communications Equipment - 0.9%
Cisco Systems, Inc.	95,232	2,706,493
Juniper Networks, Inc.	314,220	8,930,132
QUALCOMM, Inc.	21,652	1,394,172
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	70,366	755,027

		13,785,824

Electronic Equipment, Instruments & Components - 0.0%##
PAX Global Technology Ltd. (Hong Kong)*[1]	150,000	239,492

Internet Software & Services - 1.5%
Alibaba Group Holding Ltd. - ADR (China)*	5,520	432,437
Baidu, Inc. - ADR (China)*	2,290	395,391
eBay, Inc.*[2]	125,530	3,529,904
Google, Inc. - Class A*	13,000	8,547,500
Google, Inc. - Class C*	14,519	9,083,232
Qihoo 360 Technology Co. Ltd. - ADR (China)*	8,410	521,504
Tencent Holdings Ltd. - Class H (China)[1]	19,000	353,982

		22,863,950

	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
IT Services - 2.4%
Accenture plc - Class A	11,918	$1,228,865
Automatic Data Processing, Inc.	10,095	805,278
Broadridge Financial Solutions, Inc.	23,630	1,282,400
International Business Machines Corp.	11,326	1,834,699
InterXion Holding N.V. - ADR (Netherlands)*	11,940	329,783
MasterCard, Inc. - Class A	125,000	12,175,000
PayPal Holdings, Inc.*[2]	125,530	4,858,011
VeriFone Systems, Inc.*	131,940	4,245,829
Visa, Inc. - Class A	120,330	9,065,662
Xerox Corp.	119,260	1,314,245

		37,139,772

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.	70,253	2,033,824
Texas Instruments, Inc.	18,660	932,627

		2,966,451

Software - 1.2%
Electronic Arts, Inc.*	167,860	12,010,383
Microsoft Corp.	108,862	5,083,855
TOTVS S.A. (Brazil)	26,300	269,994

		17,364,232

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	12,010	1,456,813
Canon, Inc. - ADR (Japan)	25,399	812,006
EMC Corp.	330,410	8,884,725
Hewlett-Packard Co.	28,816	879,464
Samsung Electronics Co. Ltd. (South Korea)[1]	390	395,677

		12,428,685

Total Information Technology		106,788,406

Materials - 1.9%
Chemicals - 1.2%
Ashland, Inc.	9,590	1,096,329
The Dow Chemical Co.	59,488	2,799,505
E.I. du Pont de Nemours & Co.	13,978	779,413
LyondellBasell Industries N.V. - Class A - ADR	9,312	873,745
Monsanto Co.	120,320	12,259,405
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	11,010	148,745

		17,957,142

Containers & Packaging - 0.3%
Avery Dennison Corp.	19,080	1,161,018

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Containers & Packaging (continued)
Bemis Co., Inc.	17,650	$786,661
Graphic Packaging Holding Co.	55,950	844,845
Packaging Corp. of America	17,470	1,236,701
Sonoco Products Co.	24,450	1,009,296

		5,038,521

Metals & Mining - 0.4%
Alcoa, Inc.	693,490	6,844,746

Total Materials		29,840,409

Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	25,250	489,345
China Mobile Ltd. - Class H (China)[1]	21,450	280,798
NTT DOCOMO, Inc. - ADR (Japan)	71,247	1,501,174

Total Telecommunication Services		2,271,317

Utilities - 0.1%
Electric Utilities - 0.1%
Eversource Energy	13,330	662,768
Exelon Corp.	12,710	407,864

		1,070,632

Multi-Utilities - 0.0%##
CMS Energy Corp.	17,780	609,143

Total Utilities		1,679,775

TOTAL COMMON STOCKS
(Identified Cost $441,338,691)		477,171,993

PREFERRED STOCKS - 0.1%
Financials - 0.1%
Banks - 0.1%
U.S. Bancorp., Series F (non-cumulative), 6.50%[4]	45,425	1,302,335

Real Estate Investment Trusts (REITS) - 0.0%##
Public Storage, Series Q, 6.50%	18,560	479,961

TOTAL PREFERRED STOCKS
(Identified Cost $1,613,246)		1,782,296

	PRINCIPAL AMOUNT[3]	VALUE

LOAN ASSIGNMENTS - 0.1%

Valeant Pharmaceuticals International, Inc., Term Loan BD, 3.50%, 2/13/2019
(Identified Cost $1,995,493)	2,000,000	$2,001,460

CORPORATE BONDS - 32.0%

Non-Convertible Corporate Bonds - 32.0%
Consumer Discretionary - 3.8%
Auto Components - 0.1%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	750,000	776,250
Techniplas LLC[5], 10.00%, 5/1/2020	785,000	775,187

		1,551,437

Automobiles - 0.4%
Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	500,000	545,624
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	3,030,000	3,253,202
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	1,825,000	2,212,287

		6,011,113

Diversified Consumer Services - 0.4%
Block Financial LLC, 5.50%, 11/1/2022	4,990,000	5,454,694

Hotels, Restaurants & Leisure - 0.1%
International Game Technology plc[5], 6.25%, 2/15/2022	830,000	816,513
Yum! Brands, Inc., 6.25%, 4/15/2016	1,000,000	1,033,986

		1,850,499

Household Durables - 0.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[5], 6.125%, 7/1/2022	1,175,000	1,145,625
Meritage Homes Corp., 7.15%, 4/15/2020	465,000	501,037
Meritage Homes Corp., 7.00%, 4/1/2022	710,000	756,150
Newell Rubbermaid, Inc., 2.875%, 12/1/2019	800,000	810,151
NVR, Inc., 3.95%, 9/15/2022	1,070,000	1,091,069
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019	1,180,000	1,168,200
Tupperware Brands Corp., 4.75%, 6/1/2021	3,105,000	3,250,746

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	1,065,000	$1,002,431

		9,725,409

Media - 1.8%
21st Century Fox America, Inc., 6.90%, 3/1/2019	1,255,000	1,455,124
CCO Holdings LLC - CCO Holdings Capital Corp.[5], 5.125%, 5/1/2023	550,000	544,500
CCO Holdings LLC - CCO Holdings Capital Corp.[5], 5.375%, 5/1/2025	635,000	625,475
CCO Safari II LLC[5], 4.908%, 7/23/2025	725,000	726,605
Cogeco Cable, Inc. (Canada)[5], 4.875%, 5/1/2020	725,000	748,563
Columbus International, Inc. (Barbados)[5], 7.375%, 3/30/2021	1,185,000	1,259,063
Comcast Corp., 5.15%, 3/1/2020	500,000	561,470
Comcast Corp., 3.375%, 8/15/2025	150,000	149,543
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	3,140,000	3,457,240
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	1,490,000	1,531,999
Discovery Communications LLC, 5.05%, 6/1/2020	2,880,000	3,138,725
Sirius XM Radio, Inc.[5], 5.375%, 4/15/2025	830,000	827,925
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,300,000	2,811,375
Time Warner, Inc., 4.875%, 3/15/2020	5,060,000	5,546,134
Time Warner, Inc., 4.75%, 3/29/2021	3,370,000	3,646,859
VTR Finance B.V. (Chile)[5], 6.875%, 1/15/2024	700,000	712,250
The Walt Disney Co., 2.75%, 8/16/2021	400,000	411,253

		28,154,103

Multiline Retail - 0.2%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,575,000	1,500,945
Target Corp., 3.875%, 7/15/2020	535,000	579,551

		2,080,496

Specialty Retail - 0.1%
The TJX Companies, Inc., 2.75%, 6/15/2021	1,525,000	1,546,173

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc., 4.25%, 4/1/2025	1,560,000	$1,488,485
VF Corp., 5.95%, 11/1/2017	485,000	534,254

		2,022,739

Total Consumer Discretionary		58,396,663

Consumer Staples - 1.2%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	1,215,000	1,437,174
Beam Suntory, Inc., 1.75%, 6/15/2018	1,308,000	1,304,697
PepsiCo, Inc., 5.00%, 6/1/2018	110,000	120,475
Pepsico, Inc., 3.10%, 7/17/2022	2,880,000	2,928,240
Pernod-Ricard S.A. (France)[5], 5.75%, 4/7/2021	2,765,000	3,122,691
SABMiller plc (United Kingdom)[5], 6.50%, 7/15/2018	1,170,000	1,317,461

		10,230,738

Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC[5], 5.375%, 7/15/2022	1,145,000	1,070,575
CVS Health Corp., 3.50%, 7/20/2022	1,440,000	1,470,781
Shearer’s Foods LLC - Chip Finance Corp.[5], 9.00%, 11/1/2019	680,000	731,000

		3,272,356

Food Products - 0.1%
General Mills, Inc., 5.65%, 2/15/2019	375,000	420,552
Kraft Heinz Foods Co., 6.75%, 3/15/2032	640,000	744,000
Pinnacle Operating Corp.[5], 9.00%, 11/15/2020	1,190,000	1,184,050

		2,348,602

Household Products - 0.1%
HRG Group, Inc., 7.875%, 7/15/2019	1,125,000	1,189,033
HRG Group, Inc., 7.75%, 1/15/2022	800,000	788,000

		1,977,033

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	930,000	992,775

Total Consumer Staples		18,821,504

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 1.8%
Energy Equipment & Services - 0.3%

Baker Hughes, Inc., 7.50%, 11/15/2018	1,235,000	$1,439,968
Calfrac Holdings LP (Canada)[5], 7.50%, 12/1/2020	800,000	660,000
Ensco plc, 5.20%, 3/15/2025	2,030,000	1,929,113
FTS International, Inc., 6.25%, 5/1/2022	610,000	408,700
Schlumberger Oilfield plc[5], 4.20%, 1/15/2021	450,000	483,264
Seventy Seven Operating LLC, 6.625%, 11/15/2019	625,000	454,687

		5,375,732

Oil, Gas & Consumable Fuels - 1.5%
CNOOC Finance 2015 Australia Pty. Ltd. (China), 2.625%, 5/5/2020	700,000	689,602
Columbia Pipeline Group, Inc.[5], 2.45%, 6/1/2018	1,300,000	1,308,390
Columbia Pipeline Group, Inc.[5], 4.50%, 6/1/2025	1,450,000	1,442,686
El Paso Natural Gas Co. LLC, 8.625%, 1/15/2022	480,000	585,079
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	1,040,000	213,200
Hiland Partners LP - Hiland Partners Finance Corp.[5], 7.25%, 10/1/2020 .	2,200,000	2,373,250
Kinder Morgan, Inc.[5], 5.625%, 11/15/2023	2,800,000	2,915,175
Petrobras Global Finance B.V. (Brazil)[6], 1.896%, 5/20/2016	4,415,000	4,348,775
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	1,345,000	1,462,687
Petroleos Mexicanos (Mexico)[5], 4.50%, 1/23/2026	2,880,000	2,823,840
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	1,120,000	1,142,400
Talisman Energy, Inc. (Canada), 3.75%, 2/1/2021	2,225,000	2,183,097
WPX Energy, Inc., 6.00%, 1/15/2022	910,000	850,850

		22,339,031

Total Energy		27,714,763

Financials - 18.7%
Banks - 7.1%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[7,8], 9.00%	3,200,000	3,472,000
Banco Santander S.A. (Spain)[7,9], 6.375%	2,400,000	2,373,552

	PRINCIPAL AMOUNT[3]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Bank of America Corp., 6.50%, 8/1/2016		2,000,000	$2,100,220
Bank of America Corp., 5.75%, 8/15/2016		1,425,000	1,488,013
Bank of America Corp., 5.42%, 3/15/2017		1,000,000	1,056,208
Bank of America Corp., 5.70%, 5/2/2017		1,100,000	1,167,256
Bank of America Corp., 6.875%, 4/25/2018		7,420,000	8,368,966
Bank of Montreal (Canada)[5], 2.625%, 1/25/2016		2,965,000	2,995,160
Bank of Montreal (Canada)[5], 1.95%, 1/30/2017		5,000,000	5,071,955
The Bank of Nova Scotia (Canada), 1.85%, 4/14/2020		8,170,000	8,112,075
Barclays Bank plc (United Kingdom)[5], 6.05%, 12/4/2017		1,800,000	1,954,390
Barclays Bank plc (United Kingdom), 5.14%, 10/14/2020		2,160,000	2,367,954
Barclays Bank plc (United Kingdom)[5], 10.179%, 6/12/2021		2,200,000	2,906,086
Barclays plc (United Kingdom)[7,10], 6.625%		1,700,000	1,684,108
BBVA Bancomer S.A. (Mexico)[5], 6.75%, 9/30/2022		1,460,000	1,639,580
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015		10,165,000	10,229,649
Canadian Imperial Bank of Commerce (Canada)[5], 2.75%, 1/27/2016		1,450,000	1,465,824
Citigroup, Inc., 1.80%, 2/5/2018		1,750,000	1,746,897
Citigroup, Inc., 3.875%, 3/26/2025		1,885,000	1,827,541
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	300,000	229,700
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. (Netherlands)[7,11], 8.40%		1,100,000	1,196,250
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. (Netherlands)[7,12], 8.375%		1,000,000	1,052,525
HSBC Bank plc (United Kingdom)[5], 1.50%, 5/15/2018		2,115,000	2,107,629
ING Bank N.V. (Netherlands)[5], 1.80%, 3/16/2018		900,000	902,327
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		1,975,000	2,045,361
Intesa Sanpaolo S.p.A. (Italy)[5], 6.50%, 2/24/2021		1,400,000	1,615,212

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES		PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
JPMorgan Chase & Co., 3.15%, 7/5/2016		4,300,000	$4,381,777
JPMorgan Chase & Co., 6.30%, 4/23/2019		500,000	571,529
JPMorgan Chase & Co., 4.95%, 3/25/2020		1,255,000	1,385,460
Lloyds Bank plc (United Kingdom)[5,7,13], 12.00%		355,000	509,425
Lloyds Bank plc (United Kingdom)[5], 6.50%, 9/14/2020		3,200,000	3,715,674
Lloyds Bank plc (United Kingdom)[6], 9.875%, 12/16/2021		1,247,000	1,372,810
National Australia Bank Ltd. (Australia)[5], 2.00%, 2/22/2019		3,650,000	3,695,143
National Bank of Canada (Canada)[5], 1.40%, 4/20/2018		4,850,000	4,838,772
Popular, Inc., 7.00%, 7/1/2019		1,645,000	1,579,200
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	340,000	277,400
Royal Bank of Scotland Group plc (United Kingdom)[6], 1.222%, 3/31/2017		3,075,000	3,071,651
Royal Bank of Scotland Group plc (United Kingdom), 6.10%, 6/10/2023		655,000	707,310
Royal Bank of Scotland Group plc (United Kingdom), 5.125%, 5/28/2024		1,535,000	1,551,094
Santander Bank N.A., 8.75%, 5/30/2018		1,225,000	1,415,223
Santander Holdings USA, Inc., 4.625%, 4/19/2016		220,000	225,375
Santander Holdings USA, Inc., 3.45%, 8/27/2018		1,600,000	1,657,154
Santander Holdings USA, Inc., 2.65%, 4/17/2020		1,565,000	1,541,656
The Toronto-Dominion Bank (Canada)[5], 1.625%, 9/14/2016		5,555,000	5,607,006
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	300,000	229,937

			109,510,034

Capital Markets - 3.8%
Credit Suisse AG (Switzerland)[5], 2.60%, 5/27/2016		6,145,000	6,233,795
Goldman Sachs Capital II6,7, 4.00%		2,600,000	1,956,500
The Goldman Sachs Group, Inc., 3.625%, 2/7/2016		5,400,000	5,475,055

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc., 5.95%, 1/18/2018	950,000	$1,043,319
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	2,110,000	2,339,439
The Goldman Sachs Group, Inc.[6], 1.374%, 11/15/2018	6,350,000	6,388,608
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	6,125,000	6,836,731
The Goldman Sachs Group, Inc.[6], 1.884%, 11/29/2023	1,415,000	1,447,931
Morgan Stanley, 3.80%, 4/29/2016	5,405,000	5,521,689
Morgan Stanley, 2.125%, 4/25/2018	5,900,000	5,943,501
Morgan Stanley, 5.75%, 1/25/2021	5,955,000	6,766,946
Morgan Stanley, 5.00%, 11/24/2025	1,200,000	1,267,960
UBS AG (Switzerland)[6], 7.25%, 2/22/2022	2,855,000	3,033,957
UBS AG (Switzerland), 7.625%, 8/17/2022	1,830,000	2,149,529
UBS AG (Switzerland)[6], 4.75%, 5/22/2023	1,775,000	1,817,389

		58,222,349

Consumer Finance - 0.4%
Capital One Bank USA National Association, 2.15%, 11/21/2018	650,000	646,090
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	770,000	893,303
CNG Holdings, Inc.[5], 9.375%, 5/15/2020	810,000	538,650
Discover Bank, 4.20%, 8/8/2023	2,220,000	2,260,395
Navient Corp., 6.125%, 3/25/2024	1,830,000	1,628,700

		5,967,138

Diversified Financial Services - 2.0%
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	1,775,000	2,003,711
CME Group, Inc., 3.00%, 9/15/2022	1,040,000	1,043,748
General Electric Capital Corp.[7,14], 7.125%	3,905,000	4,515,156
General Electric Capital Corp., 5.30%, 2/11/2021	2,950,000	3,331,476
General Electric Capital Corp.[6], 0.659%, 5/5/2026	2,385,000	2,248,452
ING Bank N.V. (Netherlands)[5], 5.80%, 9/25/2023	2,200,000	2,405,713
ING Bank N.V. (Netherlands)[6], 4.125%, 11/21/2023	3,150,000	3,236,625

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 7.375%, 4/1/2020	790,000	$790,000
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 6.875%, 4/15/2022	590,000	566,400
Jefferies Group LLC, 8.50%, 7/15/2019	380,000	453,103
Jefferies Group LLC, 6.875%, 4/15/2021	4,500,000	5,149,818
Peachtree Corners Funding Trust[5], 3.976%, 2/15/2025	550,000	550,618
Voya Financial, Inc., 2.90%, 2/15/2018	3,065,000	3,145,432
Voya Financial, Inc., 5.50%, 7/15/2022	1,015,000	1,149,637

		30,589,889

Insurance - 2.5%
Aegon N.V. (Netherlands)[6,7], 2.619%	2,195,000	1,905,370
American International Group, Inc., 4.875%, 6/1/2022	9,095,000	10,051,558
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	6,735,000	6,928,092
AXA S.A. (France)[6,7], 2.007%	2,900,000	2,562,730
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,725,000	1,859,698
First American Financial Corp., 4.30%, 2/1/2023	1,145,000	1,141,126
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	9,035,000	10,050,679
Prudential Financial, Inc.[7,15], 5.875%, 9/15/2042	3,180,000	3,362,850

		37,862,103

Real Estate Investment Trusts (REITS) - 2.7%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	2,380,000	2,340,178
American Tower Corp., 2.80%, 6/1/2020	1,600,000	1,584,971
American Tower Trust I5, 1.551%, 3/15/2018	985,000	978,155
AvalonBay Communities, Inc., 4.20%, 12/15/2023	1,000,000	1,055,011
BioMed Realty LP, 3.85%, 4/15/2016	115,000	116,934
Boston Properties LP, 5.875%, 10/15/2019	3,270,000	3,719,674

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Camden Property Trust, 5.70%, 5/15/2017	2,010,000	$2,148,326
Crown Castle Towers LLC[5], 6.113%, 1/15/2020	390,000	434,751
Crown Castle Towers LLC[5], 4.883%, 8/15/2020	224,000	240,647
Crown Castle Towers LLC[5], 3.222%, 5/15/2022	1,590,000	1,574,100
Digital Realty Trust LP, 5.875%, 2/1/2020	1,300,000	1,459,529
Digital Realty Trust LP, 5.25%, 3/15/2021	880,000	960,758
DuPont Fabros Technology LP, 5.875%, 9/15/2021	1,320,000	1,356,300
HCP, Inc., 6.70%, 1/30/2018	3,455,000	3,834,860
HCP, Inc., 4.00%, 6/1/2025	1,300,000	1,274,647
Health Care REIT, Inc., 6.20%, 6/1/2016	520,000	540,567
Health Care REIT, Inc., 4.95%, 1/15/2021	4,100,000	4,474,728
Health Care REIT, Inc., 4.00%, 6/1/2025	1,100,000	1,091,218
Hospitality Properties Trust, 6.70%, 1/15/2018	1,595,000	1,723,383
Mack-Cali Realty LP, 7.75%, 8/15/2019	370,000	426,235
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	635,000	644,525
Rialto Holdings LLC - Rialto Corp.[5], 7.00%, 12/1/2018	1,165,000	1,199,950
Simon Property Group LP, 10.35%, 4/1/2019	5,550,000	7,035,413
UDR, Inc., 4.625%, 1/10/2022	730,000	784,470

		40,999,330

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc.[5], 8.50%, 6/1/2022	805,000	843,318
Greystar Real Estate Partners LLC[5], 8.25%, 12/1/2022	635,000	669,925

		1,513,243

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	1,050,000	1,086,750
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[5], 5.875%, 8/1/2021	995,000	965,150

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance (continued)
Prospect Holding Co. LLC - Prospect Holding Finance Co.[5], 10.25%, 10/1/2018	610,000	$390,400

		2,442,300

Total Financials		287,106,386

Health Care - 0.7%
Biotechnology - 0.2%
Amgen, Inc., 2.20%, 5/22/2019	1,395,000	1,397,676
Amgen, Inc., 2.70%, 5/1/2022	1,575,000	1,529,621

		2,927,297

Health Care Equipment & Supplies - 0.0%##
Zimmer Biomet Holdings, Inc., 1.45%, 4/1/2017	550,000	549,408

Health Care Providers & Services - 0.3%
Aetna, Inc., 3.50%, 11/15/2024	1,530,000	1,495,670
Express Scripts Holding Co., 4.75%, 11/15/2021	2,500,000	2,690,598
UnitedHealth Group, Inc., 2.75%, 2/15/2023	630,000	606,840

		4,793,108

Pharmaceuticals - 0.2%
Concordia Healthcare Corp. (Canada)[5], 7.00%, 4/15/2023	765,000	779,344
Novartis Securities Investment Ltd. (Switzerland), 5.125%, 2/10/2019	595,000	662,777
Roche Holdings, Inc. (Switzerland)[5], 6.00%, 3/1/2019	1,302,000	1,485,163

		2,927,284

Total Health Care		11,197,097

Industrials - 2.7%
Aerospace & Defense - 0.4%
DigitalGlobe, Inc.[5], 5.25%, 2/1/2021	1,486,000	1,426,560
Honeywell International, Inc., 5.30%, 3/1/2018	405,000	445,242
Textron, Inc., 5.60%, 12/1/2017	3,150,000	3,398,526
Textron, Inc., 7.25%, 10/1/2019	350,000	409,377

		5,679,705

Air Freight & Logistics - 0.1%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[5,16], 10.00%, 2/15/2018	855,000	855,000

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines - 0.6%
Allegiant Travel Co., 5.50%, 7/15/2019	1,210,000	$1,225,125
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	2,442,940	2,589,517
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B5, 6.375%, 1/2/2016	912,000	931,380
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	2,370,000	2,399,625
Southwest Airlines Co., 5.75%, 12/15/2016	1,070,000	1,134,776
Southwest Airlines Co., 2.75%, 11/6/2019	1,530,000	1,551,903

		9,832,326

Commercial Services & Supplies - 0.1%
Constellis Holdings LLC - Constellis Finance Corp.[5], 9.75%, 5/15/2020	780,000	744,900
Modular Space Corp.[5], 10.25%, 1/31/2019	760,000	592,800

		1,337,700

Construction & Engineering - 0.1%
Abengoa Finance S.A.U. (Spain)[5], 7.75%, 2/1/2020	1,050,000	826,875

Industrial Conglomerates - 0.0%##
Siemens Financieringsmaatschappij N.V. (Germany)[5], 2.90%, 5/27/2022	500,000	496,528

Machinery - 0.4%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	3,190,000	3,193,988
John Deere Capital Corp., 1.60%, 7/13/2018	1,500,000	1,500,744
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[5], 8.875%, 8/1/2020	905,000	966,087
Waterjet Holdings, Inc.[5], 7.625%, 2/1/2020	950,000	976,125

		6,636,944

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/2025	800,000	770,638
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	105,000	105,299

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Road & Rail (continued)
Union Pacific Corp., 5.65%, 5/1/2017	175,000	$188,201

		1,064,138

Trading Companies & Distributors - 0.9%
Air Lease Corp., 3.375%, 1/15/2019 .	1,910,000	1,948,200
Aircastle Ltd., 5.50%, 2/15/2022	850,000	886,125
Aviation Capital Group Corp.[5], 3.875%, 9/27/2016	3,725,000	3,781,207
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	890,000	918,925
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	1,160,000	1,177,400
International Lease Finance Corp., 8.625%, 9/15/2015	500,000	503,125
International Lease Finance Corp., 5.75%, 5/15/2016	1,095,000	1,122,375
International Lease Finance Corp.[6], 2.236%, 6/15/2016	1,980,000	1,970,100
International Lease Finance Corp., 8.75%, 3/15/2017	1,700,000	1,854,054

		14,161,511

Total Industrials		40,890,727

Information Technology - 0.9%
Communications Equipment - 0.1%
QUALCOMM, Inc., 3.45%, 5/20/2025	1,500,000	1,420,443

Internet Software & Services - 0.3%
Alibaba Group Holding Ltd. (China)[5], 2.50%, 11/28/2019	1,600,000	1,585,621
Baidu, Inc. (China), 2.75%, 6/9/2019	200,000	199,873
Tencent Holdings Ltd. (China)[5], 3.375%, 5/2/2019	2,865,000	2,931,843

		4,717,337

IT Services - 0.1%
Xerox Corp., 2.80%, 5/15/2020	1,500,000	1,497,501

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp., 2.45%, 7/29/2020	1,440,000	1,450,604
KLA-Tencor Corp., 4.125%, 11/1/2021	2,305,000	2,346,492

		3,797,096

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc., 2.40%, 5/3/2023	920,000	878,758

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett-Packard Co., 5.40%, 3/1/2017	850,000	$900,697
Hewlett-Packard Co., 5.50%, 3/1/2018	330,000	360,417

		2,139,872

Total Information Technology		13,572,249

Materials - 1.0%
Chemicals - 0.3%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[5], 6.75%, 10/15/2019	1,340,000	1,353,427
The Dow Chemical Co., 8.55%, 5/15/2019	2,390,000	2,906,168
LyondellBasell Industries N.V., 5.00%, 4/15/2019	500,000	542,487

		4,802,082

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[5,6], 3.286%, 12/15/2019	1,620,000	1,598,106

Metals & Mining - 0.5%
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	1,535,000	1,766,420
Freeport-McMoRan, Inc., 3.10%, 3/15/2020	80,000	73,000
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	2,990,000	3,061,108
Rio Tinto Finance USA plc (United Kingdom), 1.375%, 6/17/2016	1,400,000	1,401,095
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[5], 7.375%, 2/1/2020 ..	850,000	833,000

		7,134,623

Paper & Forest Products - 0.1%
Domtar Corp., 4.40%, 4/1/2022	1,465,000	1,493,392

Total Materials		15,028,203

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.3%
Centurylink, Inc., 5.80%, 3/15/2022	700,000	679,875
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	2,550,000	2,759,600
Windstream Services LLC, 7.875%, 11/1/2017	730,000	739,125

		4,178,600

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services - 0.5%
Altice Financing S.A. (Luxembourg)[5], 6.50%, 1/15/2022	1,755,000	$1,812,037
SBA Tower Trust[5], 5.101%, 4/17/2017	200,000	206,709
SBA Tower Trust[5], 2.933%, 12/15/2017	1,785,000	1,806,513
SBA Tower Trust[5], 3.598%, 4/15/2018	2,505,000	2,501,022
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[5], 8.25%, 11/7/2021 .	840,000	866,040
T-Mobile USA, Inc., 6.836%, 4/28/2023	940,000	1,005,800

		8,198,121

Total Telecommunication Services		12,376,721

Utilities - 0.4%
Electric Utilities - 0.1%
Terraform Global Operating LLC[5], 9.75%, 8/15/2022	1,005,000	1,007,513

Independent Power and Renewable Electricity
Producers - 0.3%
Abengoa Yield plc (Spain)[5], 7.00%, 11/15/2019	1,365,000	1,365,000
ContourGlobal Power Holdings S.A. (France)[5], 7.125%, 6/1/2019	1,145,000	1,190,800
Talen Energy Supply LLC[5], 4.625%, 7/15/2019	1,245,000	1,207,650
TerraForm Power Operating LLC[5], 6.125%, 6/15/2025	1,060,000	1,062,650

		4,826,100

Total Utilities		5,833,613

TOTAL CORPORATE BONDS
(Identified Cost $488,305,263)		490,937,926

U.S. TREASURY SECURITIES - 2.8%
U.S. Treasury Notes - 2.8%
U.S. Treasury Note, 0.875%, 11/15/2017	25,000,000	25,060,550
U.S. Treasury Note, 1.00%, 12/15/2017	6,000,000	6,027,654
U.S. Treasury Note, 1.375%, 4/30/2020	12,000,000	11,924,064

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $42,939,756)		43,012,268

	PRINCIPAL AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES - 1.4%

Alterna Funding I LLC, Series 2014-1A, Class NOTE[5], 1.639%, 2/15/2021	1,322,661	$1,328,083
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class A3, 0.62%, 6/8/2017	15,251	15,251
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A5, 2.00%, 12/10/2023	2,300,000	2,300,690
Colony American Homes, Series 2015-1A, Class A5,6, 1.386%, 7/17/2032	2,235,000	2,222,390
Enterprise Fleet Financing LLC, Series 2014-2, Class A3[5], 1.64%, 3/20/2020	1,975,000	1,973,120
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[5], 1.59%, 2/22/2021	2,350,000	2,349,765
FDIC Trust, Series 2011-R1, Class A5, 2.672%, 7/25/2026	688,872	704,630
FNA Trust, Series 2014-1A, Class A5, 1.296%, 12/10/2022	897,943	896,506
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	300,000	302,952
Invitation Homes Trust, Series 2015-SFR3, Class A5,6, 1.487%, 8/17/2032	2,484,843	2,480,057
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A5, 1.92%, 10/15/2019	1,750,000	1,750,401
SpringCastle America Funding LLC, Series 2014-AA, Class A5, 2.70%, 5/25/2023	1,976,269	1,986,129
Starwood Retail Property Trust, Series 2014-STAR, Class A5,6, 1.407%, 11/15/2027	2,615,000	2,598,452

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $20,909,439)		20,908,426

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.1%
Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	305,215	317,748
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[6], 5.925%, 5/10/2045	452,234	457,630
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4[6], 5.889%, 7/10/2044	2,677,166	2,735,102

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	1,575,895	$1,611,655
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[6], 5.901%, 9/11/2038	452,939	462,695
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	1,304,243	1,343,981
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM6, 5.568%, 10/12/2041	1,920,000	2,003,097
BWAY Mortgage Trust, Series 2015-1740, Class A5, 2.917%, 1/13/2035	5,200,000	5,004,402
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[5], 3.759%, 4/15/2044	608,496	614,187
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[6], 5.337%, 7/15/2044	52,320	52,251
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[6], 5.968%, 3/15/2049	3,843,511	3,906,149
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	3,368,373	3,491,904
Commercial Mortgage Pass-Through Certificates, Series 2005-GG5, Class A5[6], 5.224%, 4/10/2037	1,296,290	1,295,161
Commercial Mortgage Pass-Through Certificates, Series 2006-GG7, Class A4[6], 6.014%, 7/10/2038	417,825	425,777
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	70,469	70,467
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A3, 3.955%, 2/10/2047	2,000,000	2,134,418
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A5, 3.178%, 2/10/2035	5,200,000	5,143,492
Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	5,000,000	5,051,170
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	6,050,000	6,065,010
Commerical Mortgage Pass-Through Certificates, Series 2015-PC1, Class A5, 3.902%, 7/10/2050	2,400,000	2,520,250

	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A3, 5.311%, 12/15/2039	4,568,776	$4,711,793
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[5,6], 2.50%, 5/25/2043	2,152,270	2,059,370
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[5,6], 2.13%, 2/25/2043	1,734,577	1,624,850
DB-UBS Mortgage Trust, Series 2011-LC1A, Class A1[5], 3.742%, 11/10/2046	730,233	735,253
Extended Stay America Trust, Series 2013-ESH7, Class A27[5], 2.958%, 12/5/2031	2,015,000	2,033,806
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,240,438	1,246,448
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[6], 1.616%, 8/25/2020	24,606,393	1,366,393
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[6], 1.408%, 4/25/2021	2,931,196	173,990
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[6], 1.713%, 10/25/2021	7,068,215	559,110
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[6], 1.571%, 12/25/2021	9,013,272	654,769
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[6], 1.63%, 6/25/2022	16,071,699	1,333,549
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[6], 0.335%, 4/25/2023	80,523,519	1,174,758
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[6], 0.235%, 5/25/2023	50,312,661	416,991
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[6], 1.711%, 10/25/2018	10,780,849	478,185
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,770,000	1,777,933

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust, Series 2011-K701, Class B5,6, 4.436%, 7/25/2048	875,000	$918,352
FREMF Mortgage Trust, Series 2011-K702, Class B5,6, 4.931%, 4/25/2044	1,250,000	1,331,571
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[5], 0.10%, 6/25/2046	216,055,443	1,286,394
FREMF Mortgage Trust, Series 2013-K502, Class B5,6, 2.829%, 3/25/2045	1,725,000	1,746,878
FREMF Mortgage Trust, Series 2013-K712, Class B5,6, 3.484%, 5/25/2045	1,160,000	1,183,243
FREMF Mortgage Trust, Series 2014-K41, Class B5,6, 3.961%, 11/25/2047	2,500,000	2,486,200
FREMF Mortgage Trust, Series 2014-K716, Class B5,6, 3.954%, 8/25/2047	3,075,000	3,167,499
FREMF Mortgage Trust, Series 2015-K42, Class B5,6, 3.985%, 12/25/2024	2,040,000	2,049,351
FREMF Mortgage Trust, Series 2015-K43, Class B5,6, 3.863%, 2/25/2048	500,000	504,937
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[5,6], 3.495%, 12/15/2019	2,800,000	2,830,478
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[5,6], 3.495%, 12/15/2019	1,290,000	1,273,076
GS Mortgage Securities Trust, Series 2010-C2, Class A1[5], 3.849%, 12/10/2043	868,500	882,576
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.243%, 8/10/2046	1,800,000	1,961,352
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	2,000,000	2,173,910
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[6], 5.449%, 1/12/2043	745,132	745,613
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM6, 5.49%, 1/12/2043	535,000	537,880
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[6], 5.405%, 12/15/2044	125,062	125,103

	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/2045	300,686	$306,634
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[6], 6.095%, 4/15/2045	979,136	997,377
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	5,735,473	5,966,062
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[5,6], 3.00%, 3/25/2043	1,413,829	1,391,169
JP Morgan Mortgage Trust, Series 2013-2, Class A2[5,6], 3.50%, 5/25/2043	1,681,002	1,701,753
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[5,6], 3.00%, 6/25/2029	2,004,358	2,039,825
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A4, 3.179%, 2/15/2048	4,200,000	4,175,489
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.347%, 11/15/2038	3,000,000	3,114,423
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[5], 2.767%, 1/20/2041	360,000	365,702
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4[6], 5.865%, 5/12/2039	1,300,000	1,317,959
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4[6], 4.362%, 8/15/2046	900,000	980,322
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4[6], 4.259%, 10/15/2046	300,000	326,899
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041	1,373,030	1,416,705
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[5], 3.884%, 9/15/2047	479,538	482,422
Motel 6 Trust, Series 2015-MTL6, Class B5, 3.298%, 2/5/2030	2,550,000	2,546,252
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[5,6], 3.75%, 11/25/2054	2,475,506	2,542,092

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[5,6], 1.486%, 12/15/2028	141,201	$141,190
SCG Trust, Series 2013-SRP1, Class AJ5,6, 2.137%, 11/15/2026	4,050,000	4,061,745
Sequoia Mortgage Trust, Series 2013-2, Class A1[6], 1.874%, 2/25/2043	1,416,794	1,301,181
Sequoia Mortgage Trust, Series 2013-7, Class A2[6], 3.00%, 6/25/2043	1,340,906	1,305,603
Sequoia Mortgage Trust, Series 2013-8, Class A1[6], 3.00%, 6/25/2043	1,803,009	1,756,666
U.S. Small Business Administration, Series 2015-10A, Class 1, 2.517%, 3/10/2025	1,270,000	1,278,575
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/2045	3,360,660	3,356,308
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028	155,000	167,058
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.451%, 10/15/2044	8,934	8,925
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM6, 5.519%, 12/15/2044	1,250,000	1,254,626
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045	955,000	978,299
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043	265,000	288,338
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/2048	5,400,000	5,370,943
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.664%, 9/15/2048	450,000	463,473
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[5], 3.791%, 2/15/2044	1,372,446	1,378,043
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[5,6], 4.869%, 2/15/2044	1,225,000	1,366,714
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045	1,815,000	1,832,095
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	960,000	1,034,403

	PRINCIPAL AMOUNT[3]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047		1,440,000	$1,542,362
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[5,6], 3.50%, 1/20/2045		2,533,063	2,581,346
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[5,6], 3.50%, 3/20/2045		3,240,334	3,309,801

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $157,285,925)			154,706,936

FOREIGN GOVERNMENT BONDS - 3.0%
Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	330,000,000	519,279
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2025	BRL	2,150,000	539,756
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		600,000	736,500
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025		200,000	188,700
Canada Housing Trust No. 1 (Canada)[5], 4.10%, 12/15/2018	CAD	295,000	249,766
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	1,250,000	977,625
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	360,000	306,379
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		9,225,000	9,288,431
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	230,000	312,142
Ireland Government Bond (Ireland), 0.80%, 3/15/2022	EUR	200,000	222,123
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	480,000	673,716
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	565,000	793,261
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	EUR	200,000	214,276
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	77,000,000	623,847
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	370,000,000	319,356
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	380,000,000	326,765
Malaysia Government Bond (Malaysia), 3.172%, 7/15/2016	MYR	3,570,000	934,274
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	1,775,000	470,378

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	12,329,000	$778,184
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	4,560,000	295,377
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	8,250,000	519,431
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	8,000,000	552,431
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,000,000	194,240
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,500,000	354,458
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,000,000	69,913
Norway Government Bond (Norway)[5], 4.25%, 5/19/2017	NOK	1,280,000	166,620
Province of Manitoba Canada (Canada), 4.90%, 12/6/2016		1,620,000	1,710,414
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017		3,500,000	3,736,362
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017		1,250,000	1,327,724
Province of Ontario Canada (Canada), 2.30%, 5/10/2016		7,315,000	7,414,594
Province of Quebec Canada (Canada), 5.125%, 11/14/2016		6,600,000	6,969,356
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	650,000	488,122
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	250,000	303,374
Spain Government Bond (Spain)[5], 4.00%, 4/30/2020	EUR	390,000	491,276
Spain Government Bond (Spain)[5], 5.40%, 1/31/2023	EUR	575,000	803,070
Spain Government Bond (Spain)[5], 1.60%, 4/30/2025	EUR	200,000	214,724
United Kingdom Gilt (United Kingdom), 2.00%, 1/22/2016	GBP	650,000	1,022,071
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	290,000	455,187
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	365,000	631,595

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $47,697,592)			46,195,097

	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES - 12.5%

Mortgage-Backed Securities - 6.6%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	735,891	$799,413
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	66,372	71,518
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	90,832	99,647
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	498,275	539,312
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	111,769	121,970
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	80,001	84,037
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	882,685	957,699
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024	67,122	72,060
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024	166,003	178,810
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	68,990	75,843
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	1,444,158	1,578,522
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	1,782,915	1,914,640
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	1,481,535	1,616,441
Fannie Mae, Pool #AS3677, 4.00%, 10/1/2034	2,539,515	2,728,068
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035	3,931,776	4,225,046
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	66,347	72,311
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	1,054,518	1,182,835
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	106,976	122,781
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	320,702	364,228
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	372,919	418,138
Fannie Mae, Pool #256673, 5.50%, 4/1/2037	1,949,500	2,185,895
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	157,066	176,112
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	441,376	500,961
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	1,547,898	1,759,274
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	33,501	37,030

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	69,839	$77,358
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	48,633	53,756
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	878,770	985,329
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	923,736	1,048,619
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	115,311	127,460
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	103,075	113,934
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	1,036,070	1,161,703
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	883,430	1,003,004
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	1,460,805	1,658,768
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	678,025	770,087
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	22,092	25,052
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	78,173	88,563
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	145,748	165,272
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	168,174	190,944
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	125,307	141,960
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	51,098	57,895
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	24,920	28,236
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	87,901	97,162
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	121,117	133,878
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	1,926,784	2,160,425
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	1,037,612	1,163,432
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	184,282	204,625
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	1,231,614	1,335,535
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	384,365	430,973
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	1,314,873	1,496,730

	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	273,963	$313,893
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	144,855	160,286
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	272,472	301,342
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	2,228,753	2,422,474
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	121,707	134,680
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	203,161	224,745
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	2,158,136	2,419,831
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	1,574,238	1,783,455
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	534,219	605,954
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	2,062,051	2,339,192
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	1,288,484	1,464,360
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	3,061,019	3,473,713
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,370,432	1,491,000
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	589,330	640,668
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	447,332	486,616
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,403,283	1,526,409
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	346,622	376,886
Fannie Mae, Pool #AB4300, 3.50%, 1/1/2042	434,126	451,560
Fannie Mae, Pool #AK4940, 3.50%, 3/1/2042	2,135,891	2,221,836
Fannie Mae, Pool #AQ7871, 3.50%, 12/1/2042	452,459	470,606
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	5,011,817	5,436,714
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	268,381	286,269
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	110,410	120,637
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	79,897	87,414
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	109,865	120,883

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	261,967	$285,714
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	1,746,513	1,905,366
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	2,284,551	2,488,595
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	1,529,116	1,639,044
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	272,775	305,279
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	658,993	736,022
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	72,521	81,927
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	266,458	297,485
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	968,633	1,093,530
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	1,134,944	1,266,918
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	627,827	700,983
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	281,907	314,717
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	322,687	360,429
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	759,185	847,466
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	99,136	110,664
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	667,349	744,950
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	928,374	1,036,328
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	472,303	527,223
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	939,101	1,048,303
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	847,947	946,549
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	1,923,238	2,080,960
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	594,949	664,135
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	508,500	567,630
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	227,243	256,563
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	133,612	151,174

	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	523,421	$585,928
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	652,849	738,081
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	2,316,500	2,585,869
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	2,889,297	3,005,422
Freddie Mac, Pool #Q17719, 3.50%, 4/1/2043	1,427,127	1,482,466
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	2,791,018	2,893,790
Freddie Mac, Pool #G08615, 3.50%, 11/1/2044	2,854,177	2,959,274
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	102,264	115,176

Total Mortgage-Backed Securities
(Identified Cost $98,182,350)		100,788,674

Other Agencies - 5.9%
Fannie Mae, 0.375%, 12/21/2015	14,000,000	14,005,446
Federal Home Loan Banks, 0.875%, 5/24/2017	15,000,000	15,044,715
Freddie Mac, 0.50%, 5/13/2016	7,000,000	7,007,161
Freddie Mac, 2.00%, 8/25/2016	21,500,000	21,846,000
Freddie Mac, 0.875%, 2/22/2017	15,000,000	15,050,415
Freddie Mac, 1.25%, 5/12/2017	18,000,000	18,166,266

Total Other Agencies
(Identified Cost $90,814,283)		91,120,003

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $188,996,633)		191,908,677

U.S. GOVERNMENT SECURITIES - 3.6%

U.S. Treasury Bills - 3.6%
U.S. Treasury Bill[17,18], 0.259%, 6/23/2016
(Identified Cost $54,861,366)	55,000,000	54,867,175

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES
	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.8%

Dreyfus Cash Management, Inc. - Institutional Shares[19], 0.04%,
(Identified Cost $27,859,878)	27,859,878	$27,859,878

TOTAL INVESTMENTS - 98.5%
(Identified Cost $1,473,803,282)		1,511,352,132

OTHER ASSETS, LESS LIABILITIES - 1.5%		23,178,396

NET ASSETS - 100%		$1,534,530,528

	CONTRACTS	VALUE

PUT OPTIONS WRITTEN - 0.0%##
Danaher Corp., Strike $77.50, Expiring August 21, 2015,	840	$(33,600)
Johnson & Johnson, Strike $95.00, Expiring August 21, 2015,	488	(7,320)
Norfolk Southern Corp., Strike $81.00, Expiring August 14, 2015, .	415	(29,050)

TOTAL PUT OPTIONS WRITTEN
(Premiums Received $90,889)		(69,970)

FUTURES CONTRACTS: LONG POSITIONS OPEN AT JULY 31, 2015:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[3]	UNREALIZED APPRECIATION
	U.S. Treasury Notes
2,782	(2 Year)	CBOT	September 2015	609,431,875	$1,088,370
	U.S. Treasury Notes
665	(5 Year)	CBOT	September 2015	79,696,094	334,428
1,730	Euro Dollar Futures	CME	June 2016	428,672,375	210,947

Total					1,633,745

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT JULY 31, 2015:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[3]	UNREALIZED APPRECIATION (DEPRECIATION)
	U.S. Treasury Bonds
208	(30 Year)	CBOT	September 2015	32,435,000	$(1,096,783)
	U.S. Treasury Notes
184	(10 Year)	CBOT	September 2015	23,448,500	(142,579)
	U.S. Ultra Treasury
14	Bonds	CBOT	September 2015	2,233,437	(36,083)
334	Euro Dollar Futures	CME	September 2017	82,026,225	(84,198)
586	Euro Dollar Futures	CME	December 2017	143,716,500	(147,241)
587	Euro Dollar Futures	CME	March 2018	143,792,987	(314,706)
587	Euro Dollar Futures	CME	June 2018	143,631,563	(159,321)
252	Euro Dollar Futures	CME	September 2018	61,598,250	1,858

Total					(1,979,053)

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CBOT - Chicago Board of Trade

CLP - Chilean Peso

CME - Chicago Mercantile Exchange

EUR - Euro

GBP - British Pound

Investment Portfolio - July 31, 2015

(unaudited)

Impt. - Improvement

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

No. - Number

NOK - Norwegian Krone

SGD - Singapore Dollar

USD - U.S. Dollar

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2A portion of this security is designated with the broker as collateral for options contracts written. As of July 31, 2015, the total value of such securities was $15,250,265.

3Amount is stated in USD unless otherwise noted.

4The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on LIBOR plus a spread, in January 2022.

5Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $204,655,954 or 13.3%, of the Series’ net assets as of July 31, 2015.

6The coupon rate is floating and is the effective rate as of July 31, 2015.

7Security is perpetual in nature and has no stated maturity date.

8The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2018. 9The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2019.

10The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in September 2019.

11The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year in June 2017.

12The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on U.S. Treasury Note (5 Year) in July 2016.

13The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

14The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on LIBOR plus a spread, in June 2022.

15The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

16Represents a Payment-In-Kind bond.

17All or a portion of security has been pledged in connection with outstanding futures contracts.

18Represents the annualized yield at time of purchase.

19Rate shown is the current yield as of July 31, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,474,653,572
Unrealized appreciation	68,991,129
Unrealized depreciation	(32,292,569)

Net unrealized appreciation	$36,698,560

Investment Portfolio - July 31, 2015

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2015 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$93,878,911	$93,156,173	$722,738	$—
Consumer Staples	39,423,505	26,338,615	13,084,890	—
Energy	28,880,163	27,883,436	996,727	—
Financials	69,754,260	65,911,203	3,843,057	—
Health Care	61,670,027	58,119,243	3,550,784	—
Industrials	42,985,220	42,741,846	243,374	—
Information Technology	106,788,406	105,799,255	989,151	—
Materials	29,840,409	29,840,409	—	—
Telecommunication Services	2,271,317	1,990,519	280,798	—
Utilities	1,679,775	1,679,775	—	—
Preferred securities:
Financials	1,782,296	1,782,296	—	—
Debt securities:
Loan assignments	2,001,460	—	2,001,460	—
U.S. Treasury and other U.S. Government agencies	289,788,120	—	289,788,120	—
Corporate debt:
Consumer Discretionary	58,396,663	—	58,396,663	—
Consumer Staples	18,821,504	—	18,821,504	—
Energy	27,714,763	—	27,714,763	—
Financials	287,106,386	—	287,106,386	—
Health Care	11,197,097	—	11,197,097	—
Industrials	40,890,727	—	40,890,727	—
Information Technology	13,572,249	—	13,572,249	—
Materials	15,028,203	—	15,028,203	—
Telecommunication Services	12,376,721	—	12,376,721	—
Utilities	5,833,613	—	5,833,613	—
Asset-backed securities	20,908,426	—	20,908,426	—
Commercial mortgage-backed securities	154,706,936	—	154,706,936	—
Foreign government bonds	46,195,097	—	46,195,097	—
Mutual fund	27,859,878	27,859,878	—	—
Other financial instruments*:
Interest rate contracts	1,635,603	1,635,603	—	—

Total assets	1,512,987,735	484,738,251	1,028,249,484	—

Investment Portfolio - July 31, 2015

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Liabilities:
Other financial instruments*:
Equity contracts	$(69,970)	$(69,970)	$—	$—
Interest rate contracts	(1,980,911)	(1,980,911)	—	—

Total liabilities	(2,050,881)	(2,050,881)	—	—

Total	$1,510,936,854	$482,687,370	$1,028,249,484	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2014 or July 31, 2015

*Other financial instruments are exchange traded options and futures (Level 1). Futures are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at market value.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS - 40.6%

Consumer Discretionary - 10.7%
Auto Components - 0.0%##
F.C.C. Co. Ltd. (Japan)[1]	12,500	$196,374
Hankook Tire Co. Ltd. (South Korea)[1]	10,712	371,918

		568,292

Diversified Consumer Services - 0.3%
Fu Shou Yuan International Group Ltd. (China)[1]	1,240,000	706,398
H&R Block, Inc.	43,300	1,441,457
Houghton Mifflin Harcourt Co.*	44,520	1,163,308
Kroton Educacional S.A. (Brazil)	303,672	846,995

		4,158,158

Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)[1]	15,630	766,236
Hyatt Hotels Corp. - Class A*	7,480	417,608

		1,183,844

Household Durables - 0.1%
DR Horton, Inc.	7,345	218,073
Lennar Corp. - Class A	3,940	208,978
Toll Brothers, Inc.*	5,264	204,875
TRI Pointe Group, Inc.*	13,130	194,324

		826,250

Internet & Catalog Retail - 1.8%
ASOS plc (United Kingdom)*[1]	11,400	605,294
MakeMyTrip Ltd. (India)*	34,350	501,510
Ocado Group plc (United Kingdom)*[1]	4,763	29,435
The Priceline Group, Inc.*	14,290	17,770,615
Rakuten, Inc. (Japan)[1]	72,560	1,166,042
TripAdvisor, Inc.*[2]	132,890	10,548,808

		30,621,704

Media - 7.0%
AMC Networks, Inc. - Class A*	296,730	24,990,601
Cogeco Cable, Inc. (Canada)	13,920	778,992
Discovery Communications, Inc. - Class A*	108,170	3,571,773
Global Mediacom Tbk PT (Indonesia)[1]	2,723,660	250,376
ITV plc (United Kingdom)[1]	84,710	370,671
Liberty Global plc - Class A - ADR (United Kingdom)*	202,670	10,632,068
Liberty Lilac Group, ADR (United Kingdom)*	1	43
Mediaset Espana Comunicacion S.A. (Spain)[1]	92,180	1,158,862
Modern Times Group AB - Class B (Sweden)[1]	5,130	145,559
Morningstar, Inc.	14,020	1,194,364
Sinclair Broadcast Group, Inc. - Class A	337,431	9,792,248

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Media (continued)
TEGNA, Inc.	243,960	$7,106,555
Time Warner, Inc.	199,870	17,596,555
Tribune Media Co. - Class A	265,240	13,391,968
Twenty-First Century Fox, Inc. - Class A	423,324	14,600,445
Viacom, Inc. - Class B	205,090	11,690,130

		117,271,210

Specialty Retail - 0.3%
Advance Auto Parts, Inc.	18,880	3,289,085
Dick’s Sporting Goods, Inc.	26,270	1,339,245
Groupe Fnac S.A. (France)*[1]	203	12,269
Kingfisher plc (United Kingdom)[1]	77,910	438,864
Komeri Co. Ltd. (Japan)[1]	19,900	479,868

		5,559,331

Textiles, Apparel & Luxury Goods - 1.1%
Adidas AG (Germany)[1]	3,640	297,869
Gildan Activewear, Inc. (Canada)	24,720	797,962
Kering (France)[1]	4,280	824,224
lululemon athletica, Inc.*	251,157	15,787,729

		17,707,784

Total Consumer Discretionary		177,896,573

Consumer Staples - 3.2%
Beverages - 1.8%
AMBEV S.A. - ADR (Brazil)	1,083,720	6,155,530
Anheuser-Busch InBev N.V. (Belgium)[1]	91,985	10,990,518
Cia Cervecerias Unidas S.A. - ADR (Chile)	20,820	439,302
Diageo plc (United Kingdom)[1]	394,363	11,055,048
Remy Cointreau S.A. (France)[1]	1,380	98,195
SABMiller plc (United Kingdom)[1]	9,470	496,610
Treasury Wine Estates Ltd. (Australia)[1]	194,450	817,098

		30,052,301

Food & Staples Retailing - 0.2%
7-Eleven Malaysia Holdings Berhad (Malaysia)[1]	49,800	21,746
Carrefour S.A. (France)[1]	16,647	571,424
Casino Guichard-Perrachon S.A. (France)[1]	2,420	179,599
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	56,100	463,947
Raia Drogasil S.A. (Brazil)	21,450	271,950
Tesco plc (United Kingdom)*[1]	317,346	1,067,213
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	242,400	587,627

		3,163,506

1

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products - 0.5%
Biostime International Holdings Ltd. - Class H (China)[1]	181,100	$339,294
Charoen Pokphand Foods PCL (Thailand)[1]	1,023,290	607,119
Danone S.A. (France)[1]	15,541	1,054,336
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)*	228,880	613,377
Keurig Green Mountain, Inc.	20,300	1,523,312
M Dias Branco S.A. (Brazil)	13,500	302,808
Nestle S.A. (Switzerland)[1]	12,844	971,650
Post Holdings, Inc.*	42,250	2,270,515
Sao Martinho S.A. (Brazil)	58,890	578,761
Suedzucker AG (Germany)[1]	45,277	746,767
Tiger Brands Ltd. (South Africa)[1]	12,180	273,788

		9,281,727

Personal Products - 0.6%
Beiersdorf AG (Germany)[1]	2,270	193,947
Unilever plc - ADR (United Kingdom)	218,319	9,896,400

		10,090,347

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	84,800	310,105
Japan Tobacco, Inc. (Japan)[1]	9,900	384,285
Swedish Match AB (Sweden)[1]	22,615	692,695

		1,387,085

Total Consumer Staples		53,974,966

Energy - 2.5%
Energy Equipment & Services - 2.0%
Cameron International Corp.*	214,587	10,828,060
Schlumberger Ltd.	161,919	13,410,132
Spectrum ASA (Norway)[1]	43,230	166,179
TGS Nopec Geophysical Co. ASA (Norway)[1]	39,040	821,239
Weatherford International plc - ADR*[2]	709,410	7,576,499

		32,802,109

Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp. (Canada)	35,769	491,108
Cosan S.A. Industria e Comercio (Brazil)	31,310	190,204
Galp Energia SGPS S.A. (Portugal)[1]	69,040	798,474
Range Resources Corp.	165,830	6,523,752
Royal Dutch Shell plc - Class B (Netherlands)[1]	18,152	525,591
Royal Dutch Shell plc - Class B - ADR (Netherlands)	7,670	446,011

	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Whitehaven Coal Ltd. (Australia)*[1]	85,930	$75,018

		9,050,158

Total Energy		41,852,267

Financials - 3.6%
Banks - 0.0%##
ICICI Bank Ltd. - ADR (India)	38,250	385,177

Capital Markets - 0.1%
Daiwa Securities Group, Inc. (Japan)[1]	69,000	536,160
Financial Engines, Inc.	28,510	1,307,469

		1,843,629

Consumer Finance - 0.6%
SLM Corp.*	1,115,700	10,186,341

Diversified Financial Services - 0.0%##
JSE Ltd. (South Africa)[1]	40,370	470,389

Insurance - 0.1%
Admiral Group plc (United Kingdom)[1]	13,150	303,856
Mapfre S.A. (Spain)[1]	204,600	658,574

		962,430

Real Estate Investment Trusts (REITS) - 2.2%
Agree Realty Corp.	17,400	539,226
Alexandria Real Estate Equities, Inc.	5,560	515,468
Alstria Office REIT AG (Germany)[1]	78,350	1,082,182
American Campus Communities, Inc.	6,310	235,489
American Capital Agency Corp.	7,600	146,376
Annaly Capital Management, Inc.	15,290	152,135
Apartment Investment & Management Co. - Class A	13,610	531,879
AvalonBay Communities, Inc.	5,410	932,359
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	22,700	286,698
Brixmor Property Group, Inc.	30,500	746,335
Camden Property Trust	5,880	468,224
CatchMark Timber Trust, Inc. - Class A	25,840	275,971
Chesapeake Lodging Trust	23,970	768,718
Columbia Property Trust, Inc.	11,340	273,974
Community Healthcare Trust, Inc.*	21,750	410,422
CoreSite Realty Corp.	10,710	537,642
Crown Castle International Corp.	7,000	573,370
CubeSmart	25,100	656,616
DCT Industrial Trust, Inc.	12,440	432,414
DDR Corp.	46,420	756,646
Douglas Emmett, Inc.	10,260	300,721
Education Realty Trust, Inc.	11,213	354,779
Equity LifeStyle Properties, Inc.	5,580	322,970
Equity One, Inc.	17,130	439,727

2

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Equity Residential	6,070	$454,097
Extra Space Storage, Inc.	3,390	249,233
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	194,344	210,838
General Growth Properties, Inc.	12,780	346,849
HCP, Inc.	7,920	306,029
Health Care REIT, Inc.	5,490	380,841
Host Hotels & Resorts, Inc.	11,210	217,250
Inland Real Estate Corp.	41,740	409,887
Kite Realty Group Trust	11,335	299,244
Lamar Advertising Co. - Class A	5,070	304,453
LaSalle Hotel Properties	19,400	645,438
Liberty Property Trust	11,760	400,193
Mack-Cali Realty Corp.	26,730	557,053
Mid-America Apartment Communities, Inc.	7,820	628,259
Outfront Media, Inc.	59,580	1,497,245
Paramount Group, Inc.	31,950	570,947
Pebblebrook Hotel Trust	6,260	254,782
Physicians Realty Trust	40,590	651,064
Plum Creek Timber Co., Inc.	18,820	771,620
Prologis, Inc.	14,530	590,063
Public Storage	2,530	519,105
Rexford Industrial Realty, Inc.	18,460	268,962
Sabra Health Care REIT, Inc.	9,790	267,757
Scentre Group (Australia)[1]	95,548	275,931
Simon Property Group, Inc.	8,110	1,518,354
Sovran Self Storage, Inc.	6,090	579,829
Taubman Centers, Inc.	6,290	470,492
Terreno Realty Corp.	13,270	278,272
UDR, Inc.	13,580	459,140
Urban Edge Properties	25,280	542,762
Ventas, Inc.	6,900	462,921
Westfield Corp. (Australia)[1]	61,880	452,580
Weyerhaeuser Co.	261,978	8,040,105
WP GLIMCHER, Inc.	26,855	363,617

		35,985,553

Real Estate Management & Development - 0.6%
First Capital Realty, Inc. (Canada)	18,270	258,575
Forest City Enterprises, Inc. - Class A*	17,570	410,259
Realogy Holdings Corp.*	198,752	9,047,191

		9,716,025

Total Financials		59,549,544

Health Care - 5.3%
Biotechnology - 0.0%##
Seattle Genetics, Inc.*	16,020	766,877

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies - 0.3%
BioMerieux (France)[1]	1,010	$117,352
Carl Zeiss Meditec AG (Germany)[1]	18,660	525,658
HeartWare International, Inc.*	8,860	803,691
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	3,469,510	2,324,918
Thoratec Corp.*	12,160	769,606

		4,541,225

Health Care Providers & Services - 1.3%
DaVita HealthCare Partners, Inc.*	14,400	1,138,032
Express Scripts Holding Co.*	191,050	17,207,873
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	8,390	686,487
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	16,520	675,668
KPJ Healthcare Berhad (Malaysia)[1]	280,550	315,431
Magellan Health, Inc.*	11,390	690,120
Odontoprev S.A. (Brazil)	189,030	613,363
Siloam International Hospitals Tbk PT (Indonesia)[1]	365,000	446,553

		21,773,527

Health Care Technology - 0.8%
Cerner Corp.*	193,366	13,868,209

Life Sciences Tools & Services - 0.1%
Gerresheimer AG (Germany)[1]	7,580	557,786
QIAGEN N.V.*[1]	8,680	243,548
QIAGEN N.V. - ADR*	1,950	54,561

		855,895

Pharmaceuticals - 2.8%
AstraZeneca plc - ADR (United Kingdom)	20,640	697,426
Eli Lilly & Co.	177,730	15,019,962
GlaxoSmithKline plc (United Kingdom)[1]	11,020	239,519
Johnson & Johnson	77,670	7,783,311
Merck & Co., Inc.	227,080	13,388,637
Novartis AG - ADR (Switzerland)	7,660	794,725
Otsuka Holdings Co. Ltd. (Japan)[1]	10,000	359,050
Roche Holding AG (Switzerland)[1]	2,100	606,738
Sanofi (France)[1]	6,286	677,574
Sanofi - ADR (France)	112,500	6,073,875
Shire plc - ADR (Ireland)	1,330	354,857
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	11,950	824,789

		46,820,463

Total Health Care		88,626,196

3

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 2.8%
Aerospace & Defense - 0.0%##
KLX, Inc.*	17,270	$678,366

Airlines - 0.1%
Allegiant Travel Co.	1,020	216,985
Republic Airways Holdings, Inc.*	359,590	1,812,334
Ryanair Holdings plc - ADR (Ireland)	2,630	194,909

		2,224,228

Building Products - 0.1%
Masco Corp.	53,600	1,414,504

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	44,420	832,024
MiX Telematics Ltd. - ADR (South Africa)*	36,190	263,463

		1,095,487

Electrical Equipment - 0.1%
Alstom S.A. (France)*[1]	23,850	700,458
Nexans S.A. (France)*[1]	2,085	84,825
Schneider Electric SE (France)[1]	4,319	301,285

		1,086,568

Industrial Conglomerates - 1.1%
General Electric Co.	594,040	15,504,444
Siemens AG (Germany)[1]	21,090	2,259,708

		17,764,152

Machinery - 0.9%
Allison Transmission Holdings, Inc.	36,460	1,063,903
ANDRITZ AG (Austria)[1]	10,250	571,676
FANUC Corp. (Japan)[1]	2,709	451,824
Flowserve Corp.	140,980	6,624,650
Joy Global, Inc.	227,098	5,997,658
Sulzer AG (Switzerland)[1]	1,940	199,209

		14,908,920

Marine - 0.0%##
D/S Norden A/S (Denmark)*[1]	2,450	64,169
Diana Shipping, Inc. (Greece)*	7,500	56,625
Pacific Basin Shipping Ltd. (Hong Kong)[1]	144,000	49,529
Sinotrans Shipping Ltd. - Class H (China)[1]	657,000	147,406
Star Bulk Carriers Corp. (Greece)*	13,720	41,434

		359,163

Professional Services - 0.0%##
Intertek Group plc (United Kingdom)[1]	17,870	682,905

Road & Rail - 0.4%
Genesee & Wyoming, Inc. - Class A*	38,180	2,719,180

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail (continued)
Heartland Express, Inc.	44,640	$952,171
Hertz Global Holdings, Inc.*	64,430	1,094,666
Kansas City Southern	5,980	593,156
Swift Transportation Co.*	39,930	951,133

		6,310,306

Trading Companies & Distributors - 0.0%##
Brenntag AG (Germany)[1]	5,263	292,675

Total Industrials		46,817,274

Information Technology - 10.0%
Communications Equipment - 1.0%
ARRIS Group, Inc.*	45,190	1,397,275
Ixia*	90,750	1,197,900
Juniper Networks, Inc.	458,690	13,035,970
Polycom, Inc.*	97,660	1,111,371

		16,742,516

Electronic Equipment, Instruments & Components - 0.3%
FLIR Systems, Inc.	32,150	989,899
Hitachi Ltd. (Japan)[1]	135,000	874,636
Keyence Corp. (Japan)[1]	823	414,575
Keysight Technologies, Inc.*	22,230	678,904
PAX Global Technology Ltd. (Hong Kong)*[1]	529,000	844,608
Trimble Navigation Ltd.*	64,740	1,495,494

		5,298,116

Internet Software & Services - 2.8%
Alibaba Group Holding Ltd. - ADR (China)*	12,420	972,983
Baidu, Inc. - ADR (China)*	4,900	846,034
eBay, Inc.*	241,120	6,780,294
Envestnet, Inc.*	27,980	1,267,214
Google, Inc. - Class A*[2]	23,556	15,488,070
Google, Inc. - Class C*	25,285	15,818,549
MercadoLibre, Inc. (Argentina)	9,210	1,203,655
Q2 Holdings, Inc.*	17,290	470,115
Qihoo 360 Technology Co. Ltd. - ADR (China)*	51,014	3,163,378
Tencent Holdings Ltd. - Class H (China)[1]	46,400	864,462

		46,874,754

IT Services - 3.6%
Amdocs Ltd. - ADR	5,740	336,651
EVERTEC, Inc.	101,010	1,901,008
InterXion Holding N.V. - ADR (Netherlands)*	12,730	351,603
MasterCard, Inc. - Class A	222,333	21,655,234

4

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
PayPal Holdings, Inc.*	241,120	$9,331,344
Sabre Corp.	67,610	1,798,426
VeriFone Systems, Inc.*	278,542	8,963,482
Visa, Inc. - Class A2	212,700	16,024,818

		60,362,566

Software - 1.5%
Electronic Arts, Inc.*	312,890	22,387,279
SAP SE (Germany)[1]	19,710	1,416,025
TOTVS S.A. (Brazil)	80,010	821,376
Yodlee, Inc.*	63,960	803,338

		25,428,018

Technology Hardware, Storage & Peripherals - 0.8%
EMC Corp.[2]	385,320	10,361,255
Samsung Electronics Co. Ltd. (South Korea)[1]	1,830	1,856,639

		12,217,894

Total Information Technology		166,923,864

Materials - 2.2%
Chemicals - 1.4%
Givaudan S.A. (Switzerland)[1]	250	465,037
Monsanto Co.	210,877	21,486,258
Platform Specialty Products Corp.*	43,880	1,021,088
Potash Corp. of Saskatchewan, Inc. (Canada)	3,250	88,335
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	23,015	310,933
Syngenta AG (Switzerland)[1]	236	97,225

		23,468,876

Metals & Mining - 0.8%
Alcoa, Inc.	1,245,816	12,296,204
Alumina Ltd. (Australia)[1]	105,362	113,943
Iluka Resources Ltd. (Australia)[1]	12,560	72,095
Norsk Hydro ASA (Norway)[1]	45,388	169,261
Teck Resources Ltd. - Class B (Canada)	20,044	147,123
ThyssenKrupp AG (Germany)[1]	12,280	311,420

		13,110,046

Total Materials		36,578,922

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Telefonica S.A. - ADR (Spain)	66,980	1,023,454
Telenor ASA - ADR (Norway)	14,890	986,760

		2,010,214

	SHARES/ PRINCIPAL AMOUNT[4]	VALUE

COMMON STOCKS (continued)

Telecommunication Services (continued)
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	55,703	$1,079,524
China Mobile Ltd. - Class H (China)[1]	22,820	298,732
Telephone & Data Systems, Inc.	47,200	1,388,152

		2,766,408

Total Telecommunication Services		4,776,622

Utilities - 0.0%##
Independent Power and Renewable Electricity Producers - 0.0%##
NRG Energy, Inc.	29,230	656,213

TOTAL COMMON STOCKS (Identified Cost $620,322,978)		677,652,441

PREFERRED STOCKS - 0.1%

Financials - 0.1%
Banks - 0.0%##
U.S. Bancorp., Series F (non-cumulative), 6.50%[3]	29,800	854,366

Real Estate Investment Trusts (REITS) - 0.1%
Public Storage, Series Q, 6.50%	37,110	959,665

TOTAL PREFERRED STOCKS (Identified Cost $1,672,750)		1,814,031

LOAN ASSIGNMENTS - 0.1%

Valeant Pharmaceuticals International, Inc., Term Loan BD, 3.50%, 2/13/2019
(Identified Cost $1,995,493)	2,000,000	2,001,460

CORPORATE BONDS - 22.2%

Non-Convertible Corporate Bonds - 22.2%
Consumer Discretionary - 2.7%
Auto Components - 0.1%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	830,000	859,050
Techniplas LLC[5], 10.00%, 5/1/2020	870,000	859,125

		1,718,175

Automobiles - 0.2%
Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	2,000,000	2,182,496
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	775,000	832,090
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	1,070,000	1,297,067

		4,311,653

5

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Diversified Consumer Services - 0.2%
Block Financial LLC, 5.50%, 11/1/2022	2,795,000	$3,055,284

Hotels, Restaurants & Leisure - 0.1%
International Game Technology plc[5], 6.25%, 2/15/2022	900,000	885,375
Yum! Brands, Inc., 6.25%, 4/15/2016	1,066,000	1,102,229

		1,987,604

Household Durables - 0.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[5], 6.125%, 7/1/2022	1,360,000	1,326,000
Meritage Homes Corp., 7.15%, 4/15/2020	500,000	538,750
Meritage Homes Corp., 7.00%, 4/1/2022	760,000	809,400
NVR, Inc., 3.95%, 9/15/2022	528,000	538,397
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019	1,290,000	1,277,100
Tupperware Brands Corp., 4.75%, 6/1/2021	3,632,000	3,802,482
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	1,135,000	1,068,319

		9,360,448

Media - 1.2%
21st Century Fox America, Inc., 6.90%, 3/1/2019	1,095,000	1,269,610
CCO Holdings LLC - CCO Holdings Capital Corp.[5], 5.125%, 5/1/2023	595,000	589,050
CCO Holdings LLC - CCO Holdings Capital Corp.[5], 5.375%, 5/1/2025	695,000	684,575
CCO Safari II LLC[5], 4.908%, 7/23/2025	860,000	861,904
Cogeco Cable, Inc. (Canada)[5], 4.875%, 5/1/2020	850,000	877,625
Columbus International, Inc. (Barbados)[5], 7.375%, 3/30/2021	1,245,000	1,322,813
Comcast Corp., 3.375%, 8/15/2025	500,000	498,477
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	2,115,000	2,328,683
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	1,410,000	1,449,744
Discovery Communications LLC, 5.05%, 6/1/2020	2,015,000	2,196,018
Sirius XM Radio, Inc.[5], 5.375%, 4/15/2025	895,000	892,763
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,300,000	2,811,375
Time Warner, Inc., 4.875%, 3/15/2020	1,200,000	1,315,289
Time Warner, Inc., 4.75%, 3/29/2021	1,610,000	1,742,268

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
VTR Finance B.V. (Chile)[5], 6.875%, 1/15/2024	830,000	$844,525

		19,684,719

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,320,000	1,257,935

Specialty Retail - 0.1%
The TJX Companies, Inc., 2.75%, 6/15/2021	1,500,000	1,520,826

Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc., 4.25%, 4/1/2025	1,525,000	1,455,089
VF Corp., 5.95%, 11/1/2017	640,000	704,995

		2,160,084

Total Consumer Discretionary		45,056,728

Consumer Staples - 0.9%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	1,060,000	1,253,831
Pepsico, Inc., 3.10%, 7/17/2022	2,895,000	2,943,491
Pernod-Ricard S.A. (France)[5], 5.75%, 4/7/2021	1,350,000	1,524,641
SABMiller plc (United Kingdom)[5], 6.50%, 7/15/2018	1,000,000	1,126,035

		6,847,998

Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC[5], 5.375%, 7/15/2022	1,320,000	1,234,200
CVS Health Corp., 3.50%, 7/20/2022	1,450,000	1,480,995
Shearer’s Foods LLC - Chip Finance Corp.[5], 9.00%, 11/1/2019	710,000	763,250

		3,478,445

Food Products - 0.1%
Kraft Heinz Foods Co., 6.75%, 3/15/2032	895,000	1,040,437
Pinnacle Operating Corp.[5], 9.00%, 11/15/2020.	1,255,000	1,248,725

		2,289,162

Household Products - 0.1%
HRG Group, Inc., 7.875%, 7/15/2019	1,200,000	1,268,302
HRG Group, Inc., 7.75%, 1/15/2022	920,000	906,200

		2,174,502

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	995,000	1,062,163

Total Consumer Staples		15,852,270

6

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 1.4%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc., 7.50%, 11/15/2018	1,215,000	$1,416,649
Calfrac Holdings LP (Canada)[5], 7.50%, 12/1/2020	885,000	730,125
Ensco plc, 5.20%, 3/15/2025	1,465,000	1,392,192
FTS International, Inc., 6.25%, 5/1/2022	725,000	485,750
Schlumberger Oilfield plc[5], 4.20%, 1/15/2021	905,000	971,898
Seventy Seven Operating LLC, 6.625%, 11/15/2019	685,000	498,337

		5,494,951

Oil, Gas & Consumable Fuels - 1.1%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	350,000	346,571
Columbia Pipeline Group, Inc.[5], 2.45%, 6/1/2018	800,000	805,163
Columbia Pipeline Group, Inc.[5], 4.50%, 6/1/2025	1,050,000	1,044,704
El Paso Natural Gas Co. LLC, 8.625%, 1/15/2022	350,000	426,620
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	930,000	190,650
Hiland Partners LP - Hiland Partners Finance Corp.[5], 7.25%, 10/1/2020	1,400,000	1,510,250
Kinder Morgan, Inc.[5], 5.625%, 11/15/2023	1,950,000	2,030,211
Petrobras Global Finance B.V. (Brazil)[6], 1.896%, 5/20/2016	3,680,000	3,624,800
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	1,345,000	1,462,687
Petroleos Mexicanos (Mexico), 3.50%, 7/18/2018	450,000	461,813
Petroleos Mexicanos (Mexico)[5], 4.50%, 1/23/2026	1,925,000	1,887,463
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	1,245,000	1,269,900
Talisman Energy, Inc. (Canada), 3.75%, 2/1/2021	2,090,000	2,050,639
WPX Energy, Inc., 6.00%, 1/15/2022	1,075,000	1,005,125

		18,116,596

Total Energy		23,611,547

Financials - 12.2%
Banks - 4.7%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[7,8], 9.00%	1,200,000	1,302,000
Banco Santander S.A. (Spain)[7,9], 6.375%	1,400,000	1,384,572
Bank of America Corp., 6.50%, 8/1/2016	1,900,000	1,995,209

	PRINCIPAL AMOUNT[4]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Bank of America Corp., 5.75%, 8/15/2016		1,135,000	$1,185,190
Bank of America Corp., 5.70%, 5/2/2017		3,061,000	3,248,156
Bank of America Corp., 6.875%, 4/25/2018		1,030,000	1,161,730
Bank of America Corp., 7.625%, 6/1/2019		415,000	492,209
Bank of Montreal (Canada)[5], 1.95%, 1/30/2017		6,730,000	6,826,851
The Bank of Nova Scotia (Canada), 1.85%, 4/14/2020		6,830,000	6,781,575
Barclays Bank plc (United Kingdom)[5], 6.05%, 12/4/2017		1,650,000	1,791,524
Barclays Bank plc (United Kingdom), 5.14%, 10/14/2020		1,050,000	1,151,089
Barclays Bank plc (United Kingdom)[5], 10.179%, 6/12/2021		1,200,000	1,585,138
Barclays plc (United Kingdom)[7,10], 6.625%		800,000	792,522
BBVA Bancomer S.A. (Mexico)[5], 6.75%, 9/30/2022		1,655,000	1,858,565
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015		4,406,000	4,434,022
Citigroup, Inc., 1.80%, 2/5/2018		1,400,000	1,397,518
Citigroup, Inc., 3.875%, 3/26/2025		1,325,000	1,284,611
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	390,000	298,609
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. (Netherlands)[7,11], 8.375%		700,000	736,767
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. (Netherlands)[7,12], 8.40%		670,000	728,625
HSBC Bank plc (United Kingdom)[5], 1.50%, 5/15/2018		1,605,000	1,599,407
ING Bank N.V. (Netherlands)[5], 1.80%, 3/16/2018		725,000	726,874
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		3,000,000	3,106,878
Intesa Sanpaolo S.p.A. (Italy)[5], 6.50%, 2/24/2021		1,380,000	1,592,138
JPMorgan Chase & Co., 3.15%, 7/5/2016		4,025,000	4,101,547
JPMorgan Chase & Co., 4.95%, 3/25/2020		4,040,000	4,459,966
Lloyds Bank plc (United Kingdom)[5,7,13], 12.00%		345,000	495,075
Lloyds Bank plc (United Kingdom)[5], 6.50%, 9/14/2020		2,225,000	2,583,554
Lloyds Bank plc (United Kingdom)[6], 9.875%, 12/16/2021		1,300,000	1,431,157
National Australia Bank Ltd. (Australia)[5], 2.00%, 2/22/2019		2,800,000	2,834,630

7

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
National Bank of Canada (Canada)[5], 1.40%, 4/20/2018		4,300,000	$4,290,045
Popular, Inc., 7.00%, 7/1/2019		1,745,000	1,675,200
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	450,000	367,146
Royal Bank of Scotland Group plc (United Kingdom)[6], 1.222%, 3/31/2017		3,000,000	2,996,733
Royal Bank of Scotland Group plc (United Kingdom), 6.10%, 6/10/2023		760,000	820,695
Royal Bank of Scotland Group plc (United Kingdom), 5.125%, 5/28/2024		1,450,000	1,465,203
Santander Bank N.A., 8.75%, 5/30/2018		1,250,000	1,444,105
Santander Holdings USA, Inc., 4.625%, 4/19/2016		365,000	373,918
Santander Holdings USA, Inc., 2.65%, 4/17/2020		1,265,000	1,246,131
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	400,000	306,583

			78,353,467

Capital Markets - 2.3%
Goldman Sachs Capital II6,7, 4.00%		1,215,000	914,287
The Goldman Sachs Group, Inc. 3.625%, 2/7/2016		4,400,000	4,461,156
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		2,510,000	2,782,935
The Goldman Sachs Group, Inc.[6], 1.374%, 11/15/2018		6,235,000	6,272,909
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		4,285,000	4,782,921
The Goldman Sachs Group, Inc.[6], 1.884%, 11/29/2023		1,120,000	1,146,066
Morgan Stanley, 3.80%, 4/29/2016		5,020,000	5,128,377
Morgan Stanley, 2.125%, 4/25/2018		5,000,000	5,036,865
Morgan Stanley, 5.75%, 1/25/2021		2,965,000	3,369,269
Morgan Stanley, 5.00%, 11/24/2025		1,075,000	1,135,880
UBS AG (Switzerland)[6], 7.25%, 2/22/2022		1,170,000	1,243,338
UBS AG (Switzerland), 7.625%, 8/17/2022		810,000	951,431
UBS AG (Switzerland)[6], 4.75%, 5/22/2023		1,005,000	1,029,000

			38,254,434

Consumer Finance - 0.4%
Capital One Bank USA National Association, 2.15%, 11/21/2018		900,000	894,586
Caterpillar Financial Services Corp., 7.05%, 10/1/2018		1,500,000	1,740,201

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	295,000	$347,175
CNG Holdings, Inc.[5], 9.375%, 5/15/2020	870,000	578,550
Discover Bank, 4.20%, 8/8/2023	1,310,000	1,333,837
Navient Corp., 6.125%, 3/25/2024	1,810,000	1,610,900

		6,505,249

Diversified Financial Services - 1.0%
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	85,000	95,952
CME Group, Inc., 3.00%, 9/15/2022	1,240,000	1,244,469
General Electric Capital Corp.[7,14], 7.125%	1,950,000	2,254,687
General Electric Capital Corp.[6], 0.659%, 5/5/2026	2,310,000	2,177,746
ING Bank N.V. (Netherlands)[5], 5.80%, 9/25/2023	1,850,000	2,022,986
ING Bank N.V. (Netherlands)[6], 4.125%, 11/21/2023	1,475,000	1,515,563
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 7.375%, 4/1/2020	870,000	870,000
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 6.875%, 4/15/2022	700,000	672,000
Jefferies Group LLC, 8.50%, 7/15/2019.	1,175,000	1,401,043
Jefferies Group LLC, 5.125%, 1/20/2023	2,100,000	2,142,315
Peachtree Corners Funding Trust[5], 3.976%, 2/15/2025	475,000	475,534
Voya Financial, Inc., 5.50%, 7/15/2022.	1,165,000	1,319,534

		16,191,829

Insurance - 1.3%
Aegon N.V. (Netherlands)[6,7], 2.619%	2,150,000	1,866,307
American International Group, Inc., 4.875%, 6/1/2022	3,705,000	4,094,670
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	4,835,000	4,973,619
AXA S.A. (France)[6,7], 2.007%	2,640,000	2,332,968
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,985,000	2,140,001
First American Financial Corp., 4.30%, 2/1/2023	1,650,000	1,644,418
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	3,120,000	3,470,738
Prudential Financial, Inc.[7,15], 5.875%, 9/15/2042	1,950,000	2,062,125

		22,584,846

Real Estate Investment Trusts (REITS) - 2.2%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	1,900,000	1,868,209

8

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
American Tower Corp., 2.80%, 6/1/2020	1,300,000	$1,287,789
BioMed Realty LP, 3.85%, 4/15/2016	235,000	238,952
Boston Properties LP, 5.875%, 10/15/2019	1,415,000	1,609,584
Boston Properties LP, 5.625%, 11/15/2020	410,000	465,644
Camden Property Trust, 5.70%, 5/15/2017	705,000	753,517
Crown Castle Towers LLC[5], 6.113%, 1/15/2020	1,040,000	1,159,335
Crown Castle Towers LLC[5], 4.883%, 8/15/2020	333,000	357,748
Crown Castle Towers LLC[5], 3.222%, 5/15/2022	1,300,000	1,287,000
Digital Realty Trust LP, 5.875%, 2/1/2020	4,950,000	5,557,439
Duke Realty LP, 3.75%, 12/1/2024	1,350,000	1,325,612
DuPont Fabros Technology LP, 5.875%, 9/15/2021	1,525,000	1,566,937
HCP, Inc., 6.70%, 1/30/2018	3,675,000	4,079,048
HCP, Inc., 4.00%, 6/1/2025	1,000,000	980,498
Health Care REIT, Inc., 6.20%, 6/1/2016	3,640,000	3,783,966
Health Care REIT, Inc., 4.95%, 1/15/2021	330,000	360,161
Health Care REIT, Inc., 4.00%, 6/1/2025	900,000	892,814
Hospitality Properties Trust, 6.70%, 1/15/2018	1,385,000	1,496,480
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	735,000	746,025
Rialto Holdings LLC - Rialto Corp.[5], 7.00%, 12/1/2018	1,245,000	1,282,350
Simon Property Group LP, 10.35%, 4/1/2019	2,210,000	2,801,489
Simon Property Group LP, 5.65%, 2/1/2020	1,795,000	2,043,843
UDR, Inc., 4.625%, 1/10/2022	980,000	1,053,124

		36,997,564

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc.[5], 8.50%, 6/1/2022	845,000	885,222
Greystar Real Estate Partners LLC[5], 8.25%, 12/1/2022	700,000	738,500

		1,623,722

Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	1,455,000	1,505,925

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance (continued)
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[5], 5.875%, 8/1/2021	715,000	$693,550
Prospect Holding Co. LLC - Prospect Holding Finance Co.[5], 10.25%, 10/1/2018	725,000	464,000

		2,663,475

Total Financials		203,174,586

Health Care - 0.5%
Biotechnology - 0.2%
Amgen, Inc., 2.20%, 5/22/2019	1,472,000	1,474,823
Amgen, Inc., 2.70%, 5/1/2022	1,270,000	1,233,409

		2,708,232

Health Care Equipment & Supplies - 0.0%##
Zimmer Biomet Holdings, Inc., 1.45%, 4/1/2017	475,000	474,489

Health Care Providers & Services - 0.2%
Aetna, Inc., 3.50%, 11/15/2024	1,495,000	1,461,455
Express Scripts Holding Co., 4.75%, 11/15/2021	1,250,000	1,345,299

		2,806,754

Pharmaceuticals - 0.1%
Concordia Healthcare Corp. (Canada)[5], 7.00%, 4/15/2023	845,000	860,844
Roche Holdings, Inc. (Switzerland)[5], 6.00%, 3/1/2019	1,184,000	1,350,563

		2,211,407

Total Health Care		8,200,882

Industrials - 2.1%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc.[5], 5.25%, 2/1/2021	1,753,000	1,682,880
L-3 Communications Corp., 3.95%, 11/15/2016	130,000	133,679
Textron, Inc., 7.25%, 10/1/2019	1,000,000	1,169,648

		2,986,207

Air Freight & Logistics - 0.1%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[5,16], 10.00%, 2/15/2018	880,000	880,000

Airlines - 0.5%
Allegiant Travel Co., 5.50%, 7/15/2019	1,275,000	1,290,937
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	1,913,564	2,028,378
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B5, 6.375%, 1/2/2016	710,000	725,087

9

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015.	2,285,000	$2,313,562
Southwest Airlines Co., 2.75%, 11/6/2019	1,495,000	1,516,402

		7,874,366

Commercial Services & Supplies - 0.1%
Constellis Holdings LLC - Constellis Finance Corp.[5], 9.75%, 5/15/2020	865,000	826,075
Modular Space Corp.[5], 10.25%, 1/31/2019	860,000	670,800

		1,496,875

Construction & Engineering - 0.0%##
Abengoa Finance S.A.U. (Spain)[5], 7.75%, 2/1/2020	1,100,000	866,250

Machinery - 0.3%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	2,215,000	2,217,769
John Deere Capital Corp., 1.60%, 7/13/2018	1,500,000	1,500,744
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[5], 8.875%, 8/1/2020	985,000	1,051,487
Waterjet Holdings, Inc.[5], 7.625%, 2/1/2020	1,030,000	1,058,325

		5,828,325

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/2025	600,000	577,979
Union Pacific Corp., 5.65%, 5/1/2017	815,000	876,480
Union Pacific Corp., 7.875%, 1/15/2019	495,000	586,446

		2,040,905

Trading Companies & Distributors - 0.8%
Air Lease Corp., 3.375%, 1/15/2019	1,850,000	1,887,000
Aircastle Ltd., 5.50%, 2/15/2022	830,000	865,275
Aviation Capital Group Corp.[5], 3.875%, 9/27/2016	3,995,000	4,055,281
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	1,045,000	1,078,963
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	1,100,000	1,116,500
International Lease Finance Corp., 8.625%, 9/15/2015	555,000	558,469
International Lease Finance Corp., 5.75%, 5/15/2016	970,000	994,250
International Lease Finance Corp.[6], 2.236%, 6/15/2016	1,525,000	1,517,375

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
International Lease Finance Corp., 8.75%, 3/15/2017	1,490,000	$1,625,024

		13,698,137

Total Industrials		35,671,065

Information Technology - 0.7%
Communications Equipment - 0.1%
QUALCOMM, Inc., 3.45%, 5/20/2025	1,300,000	1,231,051

Internet Software & Services - 0.2%
Alibaba Group Holding Ltd. (China)[5], 2.50%, 11/28/2019	1,300,000	1,288,317
Tencent Holdings Ltd. (China)[5], 3.375%, 5/2/2019	1,645,000	1,683,379

		2,971,696

IT Services - 0.1%
Xerox Corp., 2.80%, 5/15/2020	1,500,000	1,497,501

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp., 2.45%, 7/29/2020	1,490,000	1,500,972
KLA-Tencor Corp., 4.125%, 11/1/2021	2,225,000	2,265,052

		3,766,024

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc., 2.40%, 5/3/2023	645,000	616,086
Hewlett-Packard Co., 5.50%, 3/1/2018	815,000	890,120

		1,506,206

Total Information Technology		10,972,478

Materials - 0.7%
Chemicals - 0.3%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[5], 6.75%, 10/15/2019.	1,305,000	1,318,076
The Dow Chemical Co., 8.55%, 5/15/2019	2,305,000	2,802,811
LyondellBasell Industries N.V., 5.00%, 4/15/2019	500,000	542,487

		4,663,374

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[5,6], 3.286%, 12/15/2019	1,785,000	1,760,876

Metals & Mining - 0.2%
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	1,275,000	1,467,222
Freeport-McMoRan, Inc., 3.10%, 3/15/2020	110,000	100,375
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	1,585,000	1,622,694

10

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[5], 7.375%, 2/1/2020	985,000	$965,300

		4,155,591

Paper & Forest Products - 0.1%
Domtar Corp., 4.40%, 4/1/2022	1,425,000	1,452,617

Total Materials		12,032,458

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.2%
Centurylink, Inc., 5.80%, 3/15/2022	850,000	825,563
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	2,300,000	2,489,051
Windstream Services LLC, 7.875%, 11/1/2017	775,000	784,687

		4,099,301

Wireless Telecommunication Services - 0.5%
Altice Financing S.A. (Luxembourg)[5], 6.50%, 1/15/2022	1,805,000	1,863,663
SBA Tower Trust[5], 5.101%, 4/17/2017	575,000	594,288
SBA Tower Trust[5], 2.933%, 12/15/2017	1,680,000	1,700,247
SBA Tower Trust[5], 3.598%, 4/15/2018	1,500,000	1,497,618
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[5], 8.25%, 11/7/2021	710,000	732,010
T-Mobile USA, Inc., 6.836%, 4/28/2023	1,025,000	1,096,750

		7,484,576

Total Telecommunication Services		11,583,877

Utilities - 0.3%
Electric Utilities - 0.0%##
Terraform Global Operating LLC[5], 9.75%, 8/15/2022	130,000	130,325

Independent Power and Renewable Electricity Producers - 0.3%
Abengoa Yield plc (Spain)[5], 7.00%, 11/15/2019	1,295,000	1,295,000
ContourGlobal Power Holdings S.A. (France)[5], 7.125%, 6/1/2019	1,275,000	1,326,000
Talen Energy Supply LLC[5], 4.625%, 7/15/2019	1,730,000	1,678,100
TerraForm Power Operating LLC[5], 6.125%, 6/15/2025	260,000	260,650

		4,559,750

Total Utilities		4,690,075

TOTAL CORPORATE BONDS
(Identified Cost $368,744,421)		370,845,966

	PRINCIPAL AMOUNT[4]	VALUE

U.S. TREASURY SECURITIES - 5.0%

U.S. Treasury Notes - 5.0%
U.S. Treasury Note, 1.375%, 3/31/2020	32,000,000	$31,835,008
U.S. Treasury Note, 1.375%, 4/30/2020	51,000,000	50,677,272

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $82,857,621)		82,512,280

ASSET-BACKED SECURITIES - 1.2%

Alterna Funding I LLC, Series 2014-1A, Class NOTE[5], 1.639%, 2/15/2021	944,758	948,631
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class A3, 0.62%, 6/8/2017	9,648	9,648
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A5, 2.00%, 12/10/2023.	2,075,000	2,075,623
Colony American Homes, Series 2015-1A, Class A5,6, 1.386%, 7/17/2032	1,300,000	1,292,665
Enterprise Fleet Financing LLC, Series 2014-2, Class A2[5], 1.05%, 3/20/2020	1,699,640	1,695,464
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[5], 1.59%, 2/22/2021	3,500,000	3,499,650
FDIC Trust, Series 2011-R1, Class A5, 2.672%, 7/25/2026	728,754	745,425
FNA Trust, Series 2014-1A, Class A5, 1.296%, 12/10/2022	690,725	689,620
Ford Credit Auto Owner Trust, Series 2012-D, Class A3, 0.51%, 4/15/2017	109,608	109,590
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	690,000	696,789
Invitation Homes Trust, Series 2015-SFR3, Class A5,6, 1.487%, 8/17/2032	2,484,843	2,480,057
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A5, 1.92%, 10/15/2019	1,400,000	1,400,321
SpringCastle America Funding LLC, Series 2014-AA, Class A5, 2.70%, 5/25/2023	1,796,608	1,805,571
Starwood Retail Property Trust, Series 2014-STAR, Class A5,6, 1.407%, 11/15/2027	2,116,000	2,102,610

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $19,543,826)		19,551,664

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8%

Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	253,329	263,731
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[6], 5.925%, 5/10/2045	2,588,812	2,619,696

11

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4[6], 5.889%, 7/10/2044	1,942,330	$1,984,364
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	975,759	997,901
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[6], 5.901%, 9/11/2038	582,350	594,894
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	1,035,327	1,066,871
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM6, 5.568%, 10/12/2041	1,600,000	1,669,250
BWAY Mortgage Trust, Series 2015-1740, Class A5, 2.917%, 1/13/2035	4,700,000	4,523,210
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[5], 3.759%, 4/15/2044	497,860	502,517
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[6], 5.337%, 7/15/2044	135,266	135,087
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	3,731,749	3,868,607
Commercial Mortgage Pass-Through Certificates, Series 2005-GG5, Class A5[6], 5.224%, 4/10/2037	1,350,644	1,349,467
Commercial Mortgage Pass-Through Certificates, Series 2006-GG7, Class A4[6], 6.014%, 7/10/2038	569,761	580,605
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	116,066	116,064
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A5, 3.178%, 2/10/2035	4,700,000	4,648,925
Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	5,000,000	5,051,170
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	5,225,000	5,237,963
Commerical Mortgage Pass-Through Certificates, Series 2015-PC1, Class A5, 3.902%, 7/10/2050	2,250,000	2,362,734
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[5,6], 2.50%, 5/25/2043	1,839,133	1,759,748
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[5,6], 2.13%, 2/25/2043	1,544,286	1,446,596
DB-UBS Mortgage Trust, Series 2011-LC1A, Class A1[5], 3.742%, 11/10/2046	457,943	461,091
Extended Stay America Trust, Series 2013-ESH7, Class A27[5], 2.958%, 12/5/2031	1,875,000	1,892,499

	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,197,798	$1,203,601
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[6], 1.616%, 8/25/2020	18,681,951	1,037,409
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[6], 1.408%, 4/25/2021	8,817,736	523,403
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[6], 1.713%, 10/25/2021	5,830,862	461,233
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[6], 1.571%, 12/25/2021	8,980,178	652,365
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[6], 1.63%, 6/25/2022	12,628,052	1,047,813
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[6], 0.335%, 4/25/2023	65,267,121	952,182
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[6], 0.235%, 5/25/2023	41,504,990	343,993
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[6], 1.711%, 10/25/2018.	8,736,733	387,518
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,705,000	1,712,642
FREMF Mortgage Trust, Series 2011-K701, Class B5,6, 4.436%, 7/25/2048	750,000	787,159
FREMF Mortgage Trust, Series 2011-K702, Class B5,6, 4.931%, 4/25/2044	885,000	942,752
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[5], 0.10%, 6/25/2046	164,036,121	976,671
FREMF Mortgage Trust, Series 2013-K502, Class B5,6, 2.829%, 3/25/2045	2,135,000	2,162,078
FREMF Mortgage Trust, Series 2013-K712, Class B5,6, 3.484%, 5/25/2045	885,000	902,733
FREMF Mortgage Trust, Series 2014-K37, Class B5,6, 4.713%, 1/25/2047	1,977,000	2,111,355
FREMF Mortgage Trust, Series 2014-K716, Class B5,6, 3.954%, 8/25/2047	2,885,000	2,971,784
FREMF Mortgage Trust, Series 2015-K42, Class B5,6, 3.985%, 12/25/2024	1,500,000	1,506,876

12

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[5,6], 3.495%, 12/15/2019	2,300,000	$2,325,035
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[5,6], 3.495%, 12/15/2019	1,000,000	986,881
GS Mortgage Securities Trust, Series 2010-C2, Class A1[5], 3.849%, 12/10/2043	815,404	828,619
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.243%, 8/10/2046	1,500,000	1,634,460
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	4,500,000	4,891,298
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[6], 5.449%, 1/12/2043	1,077,670	1,078,366
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM6, 5.49%, 1/12/2043	495,000	497,665
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[6], 5.405%, 12/15/2044	182,782	182,842
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4[6], 5.814%, 6/12/2043	1,582,072	1,619,776
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[6], 6.095%, 4/15/2045	1,521,077	1,549,413
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	6,099,326	6,344,544
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[5,6], 3.00%, 3/25/2043	1,258,726	1,238,551
JP Morgan Mortgage Trust, Series 2013-2, Class A2[5,6], 3.50%, 5/25/2043	1,434,161	1,451,865
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[5,6], 3.00%, 6/25/2029	1,697,568	1,727,607
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A4, 3.179%, 2/15/2048	4,300,000	4,274,905
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.347%, 11/15/2038	3,000,000	3,114,423
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4[6], 5.865%, 5/12/2039	1,425,000	1,444,686
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[5], 3.884%, 9/15/2047	548,044	551,339
Motel 6 Trust, Series 2015-MTL6, Class B5, 3.298%, 2/5/2030	2,100,000	2,096,913

	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[5,6], 3.75%, 11/25/2054	1,942,072	$1,994,310
OBP Depositor LLC Trust, Series 2010-OBP, Class A5, 4.646%, 7/15/2045	115,000	126,487
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[5,6], 1.486%, 12/15/2028	123,316	123,306
SCG Trust, Series 2013-SRP1, Class AJ5,6, 2.137%, 11/15/2026	3,550,000	3,560,295
Sequoia Mortgage Trust, Series 2013-2, Class A1[6], 1.874%, 2/25/2043	1,311,007	1,204,026
Sequoia Mortgage Trust, Series 2013-7, Class A2[6], 3.00%, 6/25/2043	1,145,711	1,115,547
Sequoia Mortgage Trust, Series 2013-8, Class A1[6], 3.00%, 6/25/2043	1,532,889	1,493,489
U.S. Small Business Administration, Series 2015-10A, Class 1, 2.517%, 3/10/2025	1,035,000	1,041,988
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/2045	2,131,819	2,129,058
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028	350,000	377,229
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.451%, 10/15/2044	55,839	55,779
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM6, 5.519%, 12/15/2044	1,150,000	1,154,256
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045	850,000	870,737
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043	545,000	592,996
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/2048	5,300,000	5,271,481
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[5], 3.791%, 2/15/2044	877,619	881,198
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045	1,950,000	1,968,367
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[5,6], 3.50%, 1/20/2045	2,195,322	2,237,166
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[5,6], 3.50%, 3/20/2045	2,777,430	2,836,972

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $133,050,033)		130,690,432

13

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]		VALUE

FOREIGN GOVERNMENT BONDS - 1.8%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	790,000,000	$1,243,119
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2025	BRL	2,250,000	564,861
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		800,000	982,000
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025		200,000	188,700
Canada Housing Trust No. 1 (Canada)[5], 4.10%, 12/15/2018	CAD	390,000	330,199
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	1,600,000	1,251,361
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	500,000	425,527
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		9,100,000	9,162,572
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	300,000	407,142
Ireland Government Bond (Ireland), 0.80%, 3/15/2022	EUR	200,000	222,123
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	630,000	884,253
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	760,000	1,067,041
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	EUR	200,000	214,276
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	101,000,000	818,293
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	470,000,000	405,668
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	480,000,000	412,756
Malaysia Government Bond (Malaysia), 3.172%, 7/15/2016	MYR	4,335,000	1,134,476
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,205,000	849,331
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	26,195,000	1,653,381
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	6,000,000	388,654
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	9,500,000	598,132
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	9,900,000	683,634
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	258,987
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	418,905
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,250,000	87,391
Norway Government Bond (Norway)[5], 4.25%, 5/19/2017	NOK	1,610,000	209,576
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	855,000	642,068
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	325,000	394,387
Spain Government Bond (Spain)[5], 4.00%, 4/30/2020	EUR	515,000	648,736

	PRINCIPAL AMOUNT[4]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Spain Government Bond (Spain)[5], 5.40%, 1/31/2023	EUR	760,000	$1,061,449
Spain Government Bond (Spain)[5], 1.60%, 4/30/2025	EUR	200,000	214,724
United Kingdom Gilt (United Kingdom), 2.00%, 1/22/2016	GBP	800,000	1,257,933
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	380,000	596,452
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	821,939

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $33,119,991)			30,500,046

U.S. GOVERNMENT AGENCIES - 14.0%

Mortgage-Backed Securities - 6.5%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		866,274	941,050
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		62,411	67,250
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		84,703	92,923
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		589,782	638,355
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		104,044	113,540
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		1,045,239	1,134,068
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		64,410	70,808
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		1,348,611	1,474,085
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034		1,383,998	1,486,250
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		1,113,488	1,214,880
Fannie Mae, Pool #AS3677, 4.00%, 10/1/2034		2,327,889	2,500,729
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035		2,323,587	2,496,903
Fannie Mae, Pool #AZ3376, 4.00%, 7/1/2035		4,141,122	4,455,121
Fannie Mae, Pool #745418, 5.50%, 4/1/2036		1,348,952	1,513,097
Fannie Mae, Pool #888021, 6.00%, 12/1/2036		202,001	229,417
Fannie Mae, Pool #909786, 5.50%, 3/1/2037		361,544	405,385
Fannie Mae, Pool #256673, 5.50%, 4/1/2037		1,402,483	1,572,548
Fannie Mae, Pool #995050, 6.00%, 9/1/2037		441,776	501,416
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		1,549,301	1,760,869
Fannie Mae, Pool #933731, 5.50%, 4/1/2038		820,626	920,135

14

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	924,573	$1,049,569
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	967,518	1,084,839
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	884,230	1,003,913
Fannie Mae, Pool #889575, 6.00%, 6/1/2038	558,942	635,134
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	2,568,455	2,916,524
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	678,640	770,785
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	347,940	395,135
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	111,103	126,146
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	2,101,946	2,356,827
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	968,958	1,086,453
Fannie Mae, Pool #AD0258, 5.50%, 3/1/2039	522,916	586,324
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	1,169,807	1,268,512
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	302,788	339,503
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	2,116,186	2,300,122
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	2,358,297	2,644,262
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	1,575,665	1,785,072
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	1,226,431	1,391,116
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	2,063,920	2,341,313
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	1,289,652	1,465,688
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	3,063,793	3,476,861
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,310,920	1,426,252
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	562,973	612,015
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	444,154	483,159
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,369,795	1,489,982
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	322,716	350,893
Fannie Mae, Pool #AK4940, 3.50%, 3/1/2042	1,531,948	1,593,592
Fannie Mae, Pool #AL7068, 4.50%, 9/1/2042	4,039,823	4,397,275
Fannie Mae, Pool #AQ7871, 3.50%, 12/1/2042	1,256,829	1,307,238

	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AS1845, 4.50%, 2/1/2044	5,962,127	$6,498,150
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	5,180,833	5,620,059
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	316,851	337,971
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	102,915	112,448
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	74,575	81,592
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	57,446	63,386
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	102,479	112,757
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	45,173	49,380
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	1,312,632	1,432,022
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	1,717,011	1,870,365
Freddie Mac, Pool #C91788, 4.00%, 10/1/2034	1,664,622	1,784,137
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	129,344	146,119
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	263,070	293,704
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	522,863	590,494
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	623,627	704,038
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	1,135,972	1,268,067
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	615,171	686,853
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	744,006	830,521
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	866,948	967,760
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	1,986,159	2,217,115
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	462,626	516,422
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	848,716	947,407
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	1,834,125	1,984,539
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	342,927	382,805
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	326,047	363,961
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	512,994	579,182
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	310,590	351,414
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	999,057	1,115,230

15

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q17719, 3.50%, 4/1/2043	1,907,124	$1,981,076
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	1,597,687	1,656,517
Freddie Mac, Pool #G08615, 3.50%, 11/1/2044	1,783,860	1,849,547
Freddie Mac, Pool #G60034, 4.50%, 2/1/2045	5,945,660	6,443,351
Ginnie Mae, Pool #263096, 9.50%, 3/15/2020	1,011	1,017

Total Mortgage-Backed Securities (Identified Cost $105,773,735)		108,112,739

Other Agencies - 7.5%
Fannie Mae, 1.375%, 11/15/2016	6,000,000	6,067,392
Fannie Mae, 0.875%, 8/28/2017	45,000,000	45,087,660
Fannie Mae, 1.625%, 11/27/2018	15,400,000	15,620,713
Fannie Mae, 1.50%, 6/22/2020	13,000,000	12,904,736
Federal Home Loan Banks, 0.875%, 5/24/2017	15,000,000	15,044,715
Freddie Mac, 1.25%, 5/12/2017	19,000,000	19,175,503
Freddie Mac, 3.75%, 3/27/2019	11,000,000	11,952,721

Total Other Agencies (Identified Cost $125,093,392)		125,853,440

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $230,867,127)		233,966,179

U.S. GOVERNMENT SECURITIES - 2.6%

U.S. Treasury Bills - 2.6%
U.S. Treasury Bill[17,18], 0.259%, 6/23/2016
(Identified Cost $43,789,345)	43,900,000	43,793,981

	SHARES/
	CONTRACTS	VALUE

SHORT-TERM INVESTMENT - 4.8%

Dreyfus Cash Management, Inc. - Institutional Shares[19], 0.04%,
(Identified Cost $79,061,020)	79,061,020	$79,061,020

TOTAL INVESTMENTS - 100.2% (Identified Cost $1,615,024,605)		1,672,389,500
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(3,446,219)

NET ASSETS - 100%		$1,668,943,281

PUT OPTIONS WRITTEN - 0.0%##

Danaher Corp., Strike $77.50, Expiring August 21, 2015,	1,540	$(61,600)
Johnson & Johnson, Strike $95.00, Expiring August 21, 2015,	903	(13,545)
Norfolk Southern Corp., Strike $81.00, Expiring August 14, 2015,	783	(54,810)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $168,473)		(129,955)

16

Investment Portfolio - July 31, 2015

(unaudited)

FUTURES CONTRACTS: LONG POSITIONS OPEN AT JULY 31, 2015:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[4]	UNREALIZED APPRECIATION
	U.S. Treasury Notes
2,274	(2 Year)	CBOT	September 2015	498,148,125	$887,925
	U.S. Treasury Notes
543	(5 Year)	CBOT	September 2015	65,075,156	275,507
1,414	Euro Dollar Futures	CME	June 2016	350,371,525	172,152

Total					1,335,584

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT JULY 31, 2015:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[4]	UNREALIZED APPRECIATION (DEPRECIATION)
	U.S. Treasury Bonds
170	(30 Year)	CBOT	September 2015	26,509,375	$(901,292)
	U.S. Treasury Notes
150	(10 Year)	CBOT	September 2015	19,115,625	(115,153)
	U.S. Ultra Treasury
11	Bonds	CBOT	September 2015	1,754,844	(29,767)
273	Euro Dollar Futures	CME	September 2017	67,045,388	(68,821)
479	Euro Dollar Futures	CME	December 2017	117,474,750	(120,332)
480	Euro Dollar Futures	CME	March 2018	117,582,000	(257,271)
480	Euro Dollar Futures	CME	June 2018	117,450,000	(132,665)
206	Euro Dollar Futures	CME	September 2018	50,354,125	2,119

Total					(1,623,182)

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CBOT - Chicago Board of Trade

CLP - Chilean Peso

CME - Chicago Mercantile Exchange

EUR - Euro

GBP - British Pound

IO - Interest Only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

No. - Number

NOK - Norwegian Krone

SGD - Singapore Dollar

USD - U.S. Dollar

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2A portion of this security is designated with the broker as collateral for options contracts written. As of July 31, 2015, the total value of such securities was $28,383,759.

3The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on LIBOR plus a spread, in January 2022.

4Amount is stated in USD unless otherwise noted.

5Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $167,622,105 or 10.0%, of the Series’ net assets as of July 31, 2015.

6The coupon rate is floating and is the effective rate as of July 31, 2015.

7Security is perpetual in nature and has no stated maturity date.

17

Investment Portfolio - July 31, 2015

(unaudited)

8The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2018. 9The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2019.

10The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in September 2019.

11The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on U.S. Treasury Note (5 Year) in July 2016.

12The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year in June 2017.

13The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

14The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on LIBOR plus a spread, in June 2022.

15The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

16Represents a Payment-In-Kind bond.

17All or a portion of security has been pledged in connection with outstanding futures contracts.

18Represents the annualized yield at time of purchase.

19Rate shown is the current yield as of July 31, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,616,254,809
Unrealized appreciation	102,929,673
Unrealized depreciation	(46,794,982)

Net unrealized appreciation	$56,134,691

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$177,896,573	$170,076,314	$7,820,259	$—
Consumer Staples	53,974,966	22,639,582	31,335,384	—
Energy	41,852,267	39,465,766	2,386,501	—
Financials	59,549,544	55,483,174	4,066,370	—
Health Care	88,626,196	81,525,582	7,100,614	—
Industrials	46,817,274	40,179,581	6,637,693	—
Information Technology	166,923,864	160,652,919	6,270,945	—
Materials	36,578,922	35,349,941	1,228,981	—
Telecommunication Services	4,776,622	4,477,890	298,732	—
Utilities	656,213	656,213	—	—
Preferred securities:

18

Investment Portfolio - July 31, 2015

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Financials	$1,814,031	$1,814,031	$—	$—
Debt securities:
Loan assignments	2,001,460	—	2,001,460	—
U.S. Treasury and other U.S. Government agencies	360,272,440	—	360,272,440	—
Corporate debt:
Consumer Discretionary	45,056,728	—	45,056,728	—
Consumer Staples	15,852,270	—	15,852,270	—
Energy	23,611,547	—	23,611,547	—
Financials	203,174,586	—	203,174,586	—
Health Care	8,200,882	—	8,200,882	—
Industrials	35,671,065	—	35,671,065	—
Information Technology	10,972,478	—	10,972,478	—
Materials	12,032,458	—	12,032,458	—
Telecommunication Services	11,583,877	—	11,583,877	—
Utilities	4,690,075	—	4,690,075	—
Asset-backed securities	19,551,664	—	19,551,664	—
Commercial mortgage-backed securities	130,690,432	—	130,690,432	—
Foreign government bonds	30,500,046	—	30,500,046	—
Mutual fund	79,061,020	79,061,020	—	—

Other financial instruments*:
Interest rate contracts	1,337,703	1,337,703	—	—

Total assets	1,673,727,203	692,719,716	981,007,487	—

Liabilities:
Other financial instruments*:
Equity contracts	(129,955)	(129,955)	—	—
Interest rate contracts	(1,625,301)	(1,625,301)	—	—

Total liabilities	(1,755,256)	(1,755,256)	—	—

Total	$1,671,971,947	$690,964,460	$981,007,487	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2014 or July 31, 2015.

*Other financial instruments are exchange traded options and futures (Level 1). Futures are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at market value.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

19

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	SHARES	VALUE

COMMON STOCKS - 55.2%

Consumer Discretionary - 14.6%
Auto Components - 0.0%##
F.C.C. Co. Ltd. (Japan)[1]	20,000	$314,198
Hankook Tire Co. Ltd. (South Korea)[1]	13,890	482,257

		796,455

Diversified Consumer Services - 0.3%
Fu Shou Yuan International Group Ltd. (China)[1]	1,593,000	907,494
H&R Block, Inc.	55,610	1,851,257
Houghton Mifflin Harcourt Co.*	56,400	1,473,732
Kroton Educacional S.A. (Brazil)	377,954	1,054,180

		5,286,663

Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)[1]	19,290	945,662
Hyatt Hotels Corp. - Class A*	8,370	467,297

		1,412,959

Household Durables - 0.1%
DR Horton, Inc.	7,970	236,629
Lennar Corp. - Class A	4,273	226,640
Toll Brothers, Inc.*	5,711	222,272
TopBuild Corp.*	1	29
TRI Pointe Group, Inc.*	14,260	211,048

		896,618

Internet & Catalog Retail - 2.6%
ASOS plc (United Kingdom)*[1]	15,030	798,032
MakeMyTrip Ltd. (India)*	44,130	644,298
Ocado Group plc (United Kingdom)*[1]	6,107	37,740
The Priceline Group, Inc.*	18,710	23,267,195
Rakuten, Inc. (Japan)[1]	79,580	1,278,854
TripAdvisor, Inc.*	182,380	14,477,324

		40,503,443

Media - 9.7%
AMC Networks, Inc. - Class A*	381,710	32,147,616
Cogeco Cable, Inc. (Canada)	17,900	1,001,721
Discovery Communications, Inc. - Class A*	139,770	4,615,205
Global Mediacom Tbk PT (Indonesia)[1]	3,486,270	320,479
ITV plc (United Kingdom)[1]	108,600	475,208
Liberty Global plc - Class A - ADR (United Kingdom)*	263,411	13,818,541
Mediaset Espana Comunicacion S.A. (Spain)[1]	124,680	1,567,443
Modern Times Group AB - Class B (Sweden)[1]	6,580	186,701

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Media (continued)
Morningstar, Inc.	16,950	$1,443,971
Sinclair Broadcast Group, Inc. - Class A	448,033	13,001,918
TEGNA, Inc.	322,129	9,383,618
Time Warner, Inc.	253,360	22,305,814
Tribune Media Co. - Class A	336,340	16,981,807
Twenty-First Century Fox, Inc. - Class A	617,574	21,300,127
Viacom, Inc. - Class B	254,840	14,525,880

		153,076,049

Specialty Retail - 0.4%
Advance Auto Parts, Inc.	24,310	4,235,045
Dick’s Sporting Goods, Inc.	33,650	1,715,477
Groupe Fnac S.A. (France)*[1]	278	16,801
Kingfisher plc (United Kingdom)[1]	100,520	566,226
Komeri Co. Ltd. (Japan)[1]	20,000	482,280

		7,015,829

Textiles, Apparel & Luxury Goods - 1.4%
Adidas AG (Germany)[1]	4,720	386,248
Gildan Activewear, Inc. (Canada)	31,620	1,020,694
Kering (France)[1]	5,490	1,057,240
lululemon athletica, Inc.*	320,789	20,164,797

		22,628,979

Total Consumer Discretionary		231,616,995

Consumer Staples - 4.4%
Beverages - 2.5%
AMBEV S.A. - ADR (Brazil)	1,374,365	7,806,393
Anheuser-Busch InBev N.V. (Belgium)[1]	118,444	14,151,882
Cia Cervecerias Unidas S.A. - ADR (Chile)	26,690	563,159
Diageo plc (United Kingdom)[1]	541,200	15,171,282
Remy Cointreau S.A. (France)[1]	1,770	125,945
SABMiller plc (United Kingdom)[1]	11,750	616,175
Treasury Wine Estates Ltd. (Australia)[1]	249,140	1,046,911

		39,481,747

Food & Staples Retailing - 0.2%
7-Eleven Malaysia Holdings Berhad (Malaysia)[1]	63,700	27,812
Carrefour S.A. (France)[1]	27,447	942,145
Casino Guichard-Perrachon S.A. (France)[1]	2,930	217,449
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	74,870	619,175

1

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Raia Drogasil S.A. (Brazil)	27,460	$348,147
Tesco plc (United Kingdom)*[1]	309,692	1,041,473
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	299,450	725,928

		3,922,129

Food Products - 0.8%
Biostime International Holdings Ltd. - Class H (China)[1]	232,260	435,143
Charoen Pokphand Foods PCL (Thailand)[1]	1,364,930	809,814
Danone S.A. (France)[1]	20,490	1,390,087
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)*	292,750	784,543
Keurig Green Mountain, Inc.	26,060	1,955,542
M Dias Branco S.A. (Brazil)	17,200	385,800
Nestle S.A. (Switzerland)[1]	17,106	1,294,070
Post Holdings, Inc.*	54,430	2,925,068
Sao Martinho S.A. (Brazil)	76,330	750,158
Suedzucker AG (Germany)[1]	59,456	980,625
Tiger Brands Ltd. (South Africa)[1]	15,590	350,439

		12,061,289

Personal Products - 0.8%
Beiersdorf AG (Germany)[1]	3,060	261,445
Unilever plc - ADR (United Kingdom)	277,939	12,598,975

		12,860,420

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	114,710	419,484
Japan Tobacco, Inc. (Japan)[1]	7,500	291,125
Swedish Match AB (Sweden)[1]	30,360	929,923

		1,640,532

Total Consumer Staples		69,966,117

Energy - 3.3%
Energy Equipment & Services - 2.6%
Cameron International Corp.*	283,347	14,297,690
Petroleum Geo-Services ASA (Norway)[1]	3,119	14,202
Schlumberger Ltd.	204,431	16,930,975
Spectrum ASA (Norway)[1]	59,940	230,413
TGS Nopec Geophysical Co. ASA (Norway)[1]	33,910	713,325
Weatherford International plc - ADR*[2]	898,420	9,595,126

		41,781,731

	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 0.7%
Cameco Corp. (Canada)	45,366	$622,875
Cosan S.A. Industria e Comercio (Brazil)	40,160	243,966
Galp Energia SGPS S.A. (Portugal)[1]	88,920	1,028,394
Range Resources Corp.	211,470	8,319,230
Royal Dutch Shell plc - Class B (Netherlands)[1]	24,549	710,816
Whitehaven Coal Ltd. (Australia)*[1]	111,390	97,246

		11,022,527

Total Energy		52,804,258

Financials - 4.6%
Banks - 0.0%##
ICICI Bank Ltd. - ADR (India)	47,750	480,843

Capital Markets - 0.2%
Daiwa Securities Group, Inc. (Japan)[1]	90,000	699,339
Financial Engines, Inc.	36,500	1,673,890

		2,373,229

Consumer Finance - 0.9%
SLM Corp.*	1,477,100	13,485,923

Diversified Financial Services - 0.0%##
JSE Ltd. (South Africa)[1]	53,080	618,485

Insurance - 0.1%
Admiral Group plc (United Kingdom)[1]	17,040	393,741
Mapfre S.A. (Spain)[1]	282,140	908,162

		1,301,903

Real Estate Investment Trusts (REITS) - 2.6%
Agree Realty Corp.	19,470	603,375
Alexandria Real Estate Equities, Inc.	6,220	576,656
Alstria Office REIT AG (Germany)[1]	105,980	1,463,812
American Campus Communities, Inc.	7,060	263,479
American Capital Agency Corp.	8,250	158,895
Annaly Capital Management, Inc.	16,610	165,269
Apartment Investment & Management Co. - Class A	14,990	585,809
AvalonBay Communities, Inc.	5,870	1,011,636
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	24,880	314,231
Brixmor Property Group, Inc.	33,120	810,446
Camden Property Trust	6,470	515,206

2

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
CatchMark Timber Trust, Inc. - Class A	28,950	$309,186
Chesapeake Lodging Trust	26,480	849,214
Columbia Property Trust, Inc.	12,620	304,899
Community Healthcare Trust, Inc.*	24,010	453,069
CoreSite Realty Corp.	11,800	592,360
Crown Castle International Corp.	7,760	635,622
CubeSmart	27,250	712,860
DCT Industrial Trust, Inc.	13,670	475,169
DDR Corp.	50,410	821,683
Douglas Emmett, Inc.	11,300	331,203
Education Realty Trust, Inc.	12,546	396,955
Equity LifeStyle Properties, Inc.	6,240	361,171
Equity One, Inc.	19,170	492,094
Equity Residential	6,680	499,731
Extra Space Storage, Inc.	3,680	270,554
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	217,467	235,924
General Growth Properties, Inc.	14,120	383,217
HCP, Inc.	8,600	332,304
Health Care REIT, Inc.	6,140	425,932
Host Hotels & Resorts, Inc.	12,160	235,661
Inland Real Estate Corp.	45,780	449,560
Kite Realty Group Trust	12,312	325,037
Lamar Advertising Co. - Class A	5,510	330,875
LaSalle Hotel Properties	21,040	700,001
Liberty Property Trust	12,920	439,668
Mack-Cali Realty Corp.	29,020	604,777
Mid-America Apartment Communities, Inc.	8,610	691,727
Outfront Media, Inc.	75,826	1,905,507
Paramount Group, Inc.	35,260	630,096
Pebblebrook Hotel Trust	7,000	284,900
Physicians Realty Trust	45,450	729,018
Plum Creek Timber Co., Inc.	21,066	863,706
Prologis, Inc.	15,760	640,014
Public Storage	2,750	564,245
Rexford Industrial Realty, Inc.	20,270	295,334
Sabra Health Care REIT, Inc.	10,960	299,756
Scentre Group (Australia)[1]	105,240	303,921
Simon Property Group, Inc.	9,080	1,699,958
Sovran Self Storage, Inc.	6,610	629,338
Taubman Centers, Inc.	6,950	519,860
Terreno Realty Corp.	14,930	313,082
UDR, Inc.	14,950	505,459
Urban Edge Properties	28,150	604,381
Ventas, Inc.	7,500	503,175

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Westfield Corp. (Australia)[1]	67,220	$491,636
Weyerhaeuser Co.	337,905	10,370,304
WP GLIMCHER, Inc.	29,560	400,242

		41,683,199

Real Estate Management & Development - 0.8%
First Capital Realty, Inc. (Canada)	20,450	289,429
Forest City Enterprises, Inc. - Class A*	19,660	459,061
Realogy Holdings Corp.*	267,189	12,162,443

		12,910,933

Total Financials		72,854,515

Health Care - 7.3%
Biotechnology - 0.0%##
Seattle Genetics, Inc.*	20,580	985,165

Health Care Equipment & Supplies - 0.4%
BioMerieux (France)[1]	1,250	145,238
Carl Zeiss Meditec AG (Germany)[1]	23,550	663,411
HeartWare International, Inc.*	11,220	1,017,766
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	4,453,410	2,984,229
Thoratec Corp.*	15,420	975,932

		5,786,576

Health Care Providers & Services - 1.8%
DaVita HealthCare Partners, Inc.*	18,280	1,444,668
Express Scripts Holding Co.*	249,390	22,462,557
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	10,780	882,042
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	21,970	898,573
KPJ Healthcare Berhad (Malaysia)[1]	359,110	403,758
Magellan Health, Inc.*	14,460	876,131
Odontoprev S.A. (Brazil)	255,650	829,531
Siloam International Hospitals Tbk PT (Indonesia)[1]	467,200	571,588

		28,368,848

Health Care Technology - 1.1%
Cerner Corp.*	248,940	17,853,977

Life Sciences Tools & Services - 0.1%
Gerresheimer AG (Germany)[1]	10,250	754,262
QIAGEN N.V.*[1]	10,730	301,068
QIAGEN N.V. - ADR*	2,470	69,111

		1,124,441

3

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 3.9%
AstraZeneca plc - ADR (United Kingdom)	28,440	$960,988
Eli Lilly & Co.	230,510	19,480,400
GlaxoSmithKline plc (United Kingdom)[1]	14,575	316,786
Johnson & Johnson[2]	104,720	10,493,991
Merck & Co., Inc.	296,750	17,496,380
Novartis AG - ADR (Switzerland)	11,030	1,144,363
Otsuka Holdings Co. Ltd. (Japan)[1]	13,200	473,946
Roche Holding AG (Switzerland)[1]	2,320	670,301
Sanofi (France)[1]	8,115	874,724
Sanofi - ADR (France)	150,390	8,119,556
Shire plc - ADR (Ireland)	1,710	456,245
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	15,530	1,071,881

		61,559,561

Total Health Care		115,678,568

Industrials - 3.9%
Aerospace & Defense - 0.1%
KLX, Inc.*	22,270	874,766

Airlines - 0.2%
Allegiant Travel Co.	1,290	274,422
Republic Airways Holdings, Inc.*	454,600	2,291,184
Ryanair Holdings plc - ADR (Ireland)	3,340	247,527

		2,813,133

Building Products - 0.1%
Masco Corp.	67,810	1,789,506

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	59,476	1,114,036
MiX Telematics Ltd. - ADR (South Africa)*	46,320	337,210

		1,451,246

Electrical Equipment - 0.1%
Alstom S.A. (France)*[1]	32,120	943,342
Nexans S.A. (France)*[1]	2,691	109,479
Schneider Electric SE (France)[1]	8,391	585,341

		1,638,162

Industrial Conglomerates - 1.4%
General Electric Co.	768,430	20,056,023
Siemens AG (Germany)[1]	27,320	2,927,227

		22,983,250

Machinery - 1.3%
Allison Transmission Holdings, Inc.	46,970	1,370,585

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
ANDRITZ AG (Austria)[1]	13,130	$732,303
FANUC Corp. (Japan)[1]	3,550	592,092
Flowserve Corp.	183,750	8,634,413
Joy Global, Inc.	329,886	8,712,289
Sulzer AG (Switzerland)[1]	2,490	255,686

		20,297,368

Marine - 0.0%##
D/S Norden A/S (Denmark)*[1]	3,160	82,765
Diana Shipping, Inc. (Greece)*	9,690	73,159
Pacific Basin Shipping Ltd. (Hong Kong)[1]	186,000	63,975
Sinotrans Shipping Ltd. - Class H (China)[1]	476,790	106,973
Star Bulk Carriers Corp. (Greece)*	17,660	53,333

		380,205

Professional Services - 0.1%
Intertek Group plc (United Kingdom)[1]	22,530	860,988

Road & Rail - 0.5%
Genesee & Wyoming, Inc. - Class A*	48,410	3,447,760
Heartland Express, Inc.	56,390	1,202,799
Hertz Global Holdings, Inc.*	81,410	1,383,156
Kansas City Southern	7,690	762,771
Swift Transportation Co.*	50,440	1,201,481

		7,997,967

Trading Companies & Distributors - 0.0%##
Brenntag AG (Germany)[1]	6,527	362,966

Total Industrials		61,449,557

Information Technology - 13.6%
Communications Equipment - 1.4%
ARRIS Group, Inc.*	58,270	1,801,708
Ixia*	114,950	1,517,340
Juniper Networks, Inc.	607,390	17,262,024
Polycom, Inc.*	123,800	1,408,844

		21,989,916

Electronic Equipment, Instruments & Components - 0.4%
FLIR Systems, Inc.	41,160	1,267,316
Hitachi Ltd. (Japan)[1]	202,000	1,308,715
Keyence Corp. (Japan)[1]	1,009	508,269
Keysight Technologies, Inc.*	28,550	871,917
PAX Global Technology Ltd. (Hong Kong)*[1]	673,000	1,074,521

4

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Trimble Navigation Ltd.*	84,240	$1,945,944

		6,976,682

Internet Software & Services - 3.8%
Alibaba Group Holding Ltd. - ADR (China)*	15,850	1,241,689
Baidu, Inc. - ADR (China)*	6,280	1,084,305
eBay, Inc.*	303,540	8,535,545
Envestnet, Inc.*	35,480	1,606,889
Google, Inc. - Class A*[2]	30,370	19,968,275
Google, Inc. - Class C*	32,819	20,531,895
MercadoLibre, Inc. (Argentina)	11,790	1,540,835
Q2 Holdings, Inc.*	22,140	601,987
Qihoo 360 Technology Co. Ltd. - ADR (China)*	64,258	3,984,639
Tencent Holdings Ltd. - Class H (China)[1]	59,500	1,108,523

		60,204,582

IT Services - 4.9%
Amdocs Ltd. - ADR	7,400	434,010
EVERTEC, Inc.	135,180	2,544,088
InterXion Holding N.V. - ADR (Netherlands)*	14,020	387,232
MasterCard, Inc. - Class A	288,000	28,051,200
PayPal Holdings, Inc.*	303,540	11,746,998
Sabre Corp.	93,570	2,488,962
VeriFone Systems, Inc.*	352,460	11,342,163
Visa, Inc. - Class A2	276,690	20,845,825

		77,840,478

Software - 2.1%
Electronic Arts, Inc.*	403,260	28,853,253
SAP SE (Germany)[1]	26,910	1,933,295
TOTVS S.A. (Brazil)	104,058	1,068,251
Yodlee, Inc.*	81,810	1,027,534

		32,882,333

Technology Hardware, Storage & Peripherals - 1.0%
EMC Corp.[2]	493,020	13,257,308
Samsung Electronics Co. Ltd. (South Korea)[1]	2,370	2,404,500

		15,661,808

Total Information Technology		215,555,799

Materials - 3.0%
Chemicals - 1.9%
Givaudan S.A. (Switzerland)[1]	310	576,646

	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Monsanto Co.	275,070	$28,026,882
Platform Specialty Products Corp.*	55,470	1,290,787
Potash Corp. of Saskatchewan, Inc. (Canada)	3,830	104,099
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	28,219	381,239
Syngenta AG (Switzerland)[1]	310	127,711

		30,507,364

Metals & Mining - 1.1%
Alcoa, Inc.	1,607,860	15,869,578
Alumina Ltd. (Australia)[1]	135,671	146,720
Iluka Resources Ltd. (Australia)[1]	16,180	92,873
Norsk Hydro ASA (Norway)[1]	58,554	218,360
Teck Resources Ltd. - Class B (Canada)	25,984	190,723
ThyssenKrupp AG (Germany)[1]	15,740	399,166

		16,917,420

Total Materials		47,424,784

Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Telefonica S.A. - ADR (Spain)	90,606	1,384,460
Telenor ASA - ADR (Norway)	10,210	676,617

		2,061,077

Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	71,569	1,387,007
China Mobile Ltd. - Class H (China)[1]	29,210	382,382
Telephone & Data Systems, Inc.	61,410	1,806,068

		3,575,457

Total Telecommunication Services		5,636,534

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	37,650	845,243

TOTAL COMMON STOCKS (Identified Cost $800,729,810)		873,832,370

5

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[3]	VALUE

PREFERRED STOCKS - 0.1%

Financials - 0.1%
Banks - 0.0%##
U.S. Bancorp., Series F (non-cumulative), 6.50%[4]	30,400	$871,568

Real Estate Investment Trusts (REITS) - 0.1%
Public Storage, Series Q, 6.50%	39,780	1,028,711

TOTAL PREFERRED STOCKS (Identified Cost $1,754,500)		1,900,279

LOAN ASSIGNMENTS - 0.1%
Valeant Pharmaceuticals International, Inc., Term Loan BD, 3.50%, 2/13/2019 (Identified Cost $1,993,113)	2,000,000	2,001,460

CORPORATE BONDS - 17.3%

Non-Convertible Corporate Bonds - 17.3%
Consumer Discretionary - 2.3%
Auto Components - 0.1%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	825,000	853,875
Techniplas LLC[5], 10.00%, 5/1/2020	785,000	775,187

		1,629,062

Automobiles - 0.2%
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	2,007,000	2,154,844
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	1,045,000	1,266,762

		3,421,606

Diversified Consumer Services - 0.2%
Block Financial LLC, 5.50%, 11/1/2022	2,760,000	3,017,025

Hotels, Restaurants & Leisure - 0.1%
International Game Technology plc[5], 6.25%, 2/15/2022	885,000	870,619

Household Durables - 0.3%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[5], 6.125%, 7/1/2022	1,300,000	1,267,500
Meritage Homes Corp., 7.15%, 4/15/2020	490,000	527,975
Meritage Homes Corp., 7.00%, 4/1/2022	750,000	798,750
NVR, Inc., 3.95%, 9/15/2022	500,000	509,845
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019	1,245,000	1,232,550

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	1,130,000	$1,063,613

		5,400,233

Media - 1.0%
21st Century Fox America, Inc., 6.90%, 3/1/2019	1,080,000	1,252,221
CCO Holdings LLC - CCO Holdings Capital Corp.[5], 5.125%, 5/1/2023	575,000	569,250
CCO Holdings LLC - CCO Holdings Capital Corp.[5], 5.375%, 5/1/2025	670,000	659,950
CCO Safari II LLC[5], 4.464%, 7/23/2022	395,000	397,133
CCO Safari II LLC[5], 4.908%, 7/23/2025	415,000	415,919
Cogeco Cable, Inc. (Canada)[5], 4.875%, 5/1/2020	810,000	836,325
Columbus International, Inc. (Barbados)[5], 7.375%, 3/30/2021	1,260,000	1,338,750
Comcast Corp., 3.375%, 8/15/2025	500,000	498,477
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	1,515,000	1,668,063
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	1,410,000	1,449,744
Discovery Communications LLC, 5.05%, 6/1/2020	1,350,000	1,471,277
Sirius XM Radio, Inc.[5], 5.375%, 4/15/2025	885,000	882,787
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,160,000	2,640,248
Time Warner, Inc., 4.875%, 3/15/2020	1,200,000	1,315,289
VTR Finance B.V. (Chile)[5], 6.875%, 1/15/2024	785,000	798,737

		16,194,170

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,270,000	1,210,286

Specialty Retail - 0.1%
The TJX Companies, Inc., 2.75%, 6/15/2021	1,510,000	1,530,965

Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc., 4.25%, 4/1/2025	1,515,000	1,445,548

6

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
VF Corp., 5.95%, 11/1/2017	880,000	$969,368

		2,414,916

Total Consumer Discretionary		35,688,882

Consumer Staples - 1.0%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	1,050,000	1,242,002
Pepsico, Inc., 3.10%, 7/17/2022	2,720,000	2,765,560
Pernod-Ricard S.A. (France)[5], 5.75%, 4/7/2021	1,320,000	1,490,760
SABMiller plc (United Kingdom)[5], 6.50%, 7/15/2018	1,000,000	1,126,035

		6,624,357

Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC[5], 5.375%, 7/15/2022	1,265,000	1,182,775
CVS Health Corp., 3.50%, 7/20/2022	1,360,000	1,389,071
Shearer’s Foods LLC - Chip Finance Corp.[5], 9.00%, 11/1/2019	685,000	736,375

		3,308,221

Food Products - 0.2%
Kraft Heinz Foods Co., 6.75%, 3/15/2032	1,070,000	1,243,875
Pinnacle Operating Corp.[5], 9.00%, 11/15/2020	1,285,000	1,278,575

		2,522,450

Household Products - 0.1%
HRG Group, Inc., 7.875%, 7/15/2019	1,195,000	1,263,017
HRG Group, Inc., 7.75%, 1/15/2022 .	940,000	925,900

		2,188,917

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	980,000	1,046,150

Total Consumer Staples		15,690,095

Energy - 1.7%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc., 7.50%, 11/15/2018	935,000	1,090,178
Calfrac Holdings LP (Canada)[5], 7.50%, 12/1/2020	900,000	742,500
Ensco plc, 5.20%, 3/15/2025	2,195,000	2,085,913

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
FTS International, Inc., 6.25%, 5/1/2022	705,000	$472,350
Schlumberger Oilfield plc[5], 4.20%, 1/15/2021	400,000	429,568
Seventy Seven Operating LLC, 6.625%, 11/15/2019	690,000	501,975

		5,322,484

Oil, Gas & Consumable Fuels - 1.3%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	500,000	495,102
CNOOC Nexen Finance 2014 ULC (China), 1.625%, 4/30/2017	1,345,000	1,344,816
Columbia Pipeline Group, Inc.[5], 2.45%, 6/1/2018	1,000,000	1,006,454
Columbia Pipeline Group, Inc.[5], 4.50%, 6/1/2025	1,250,000	1,243,695
El Paso Natural Gas Co. LLC, 8.625%, 1/15/2022	375,000	457,093
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	990,000	202,950
Hiland Partners LP - Hiland Partners Finance Corp.[5], 7.25%, 10/1/2020	1,450,000	1,564,187
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	1,000,000	963,426
Kinder Morgan, Inc.[5], 5.625%, 11/15/2023	1,100,000	1,145,247
Petrobras Global Finance B.V. (Brazil)[6], 1.896%, 5/20/2016	3,642,000	3,587,370
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	1,370,000	1,489,875
Petroleos Mexicanos (Mexico)[5], 4.50%, 1/23/2026	1,905,000	1,867,853
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	1,285,000	1,310,700
Talisman Energy, Inc. (Canada), 3.75%, 2/1/2021	3,140,000	3,080,864
WPX Energy, Inc., 6.00%, 1/15/2022	1,020,000	953,700

		20,713,332

Total Energy		26,035,816

Financials - 8.2%
Banks - 2.9%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[7,8], 9.00%	1,400,000	1,519,000
Banco Santander S.A. (Spain)[7,9], 6.375%	1,400,000	1,384,572

7

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL
	AMOUNT[3]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Bank of America Corp., 5.70%, 5/2/2017		910,000	$965,639
The Bank of Nova Scotia (Canada), 1.85%, 4/14/2020		4,690,000	4,656,748
Barclays Bank plc (United Kingdom)[5], 6.05%, 12/4/2017		1,500,000	1,628,658
Barclays Bank plc (United Kingdom), 5.14%, 10/14/2020		1,100,000	1,205,903
Barclays Bank plc (United Kingdom)[5], 10.179%, 6/12/2021		2,050,000	2,707,943
Barclays Bank plc (United Kingdom), 3.75%, 5/15/2024		500,000	506,277
Barclays plc (United Kingdom)[7,10], 6.625%		800,000	792,522
BBVA Bancomer S.A. (Mexico)[5], 6.75%, 9/30/2022		1,670,000	1,875,410
Citigroup, Inc., 1.80%, 2/5/2018		1,315,000	1,312,668
Citigroup, Inc., 3.875%, 3/26/2025		1,425,000	1,381,563
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	380,000	290,953
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. (Netherlands)[7,11], 8.40%		850,000	924,375
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. (Netherlands)[7,12], 8.375%		450,000	473,636
ING Bank N.V. (Netherlands)[5], 1.80%, 3/16/2018		700,000	701,809
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		1,650,000	1,708,783
Intesa Sanpaolo S.p.A. (Italy)[5], 6.50%, 2/24/2021		1,400,000	1,615,212
Lloyds Bank plc (United Kingdom)[5,7,13], 12.00%		335,000	480,725
Lloyds Bank plc (United Kingdom)[5], 6.50%, 9/14/2020		4,735,000	5,498,036
Lloyds Bank plc (United Kingdom)[6], 9.875%, 12/16/2021		1,335,000	1,469,688
National Australia Bank Ltd. (Australia)[5], 2.00%, 2/22/2019		1,980,000	2,004,489
National Bank of Canada (Canada)[5], 1.40%, 4/20/2018		2,950,000	2,943,171
Popular, Inc., 7.00%, 7/1/2019		1,770,000	1,699,200
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	445,000	363,067
Royal Bank of Scotland Group plc (United Kingdom), 6.10%, 6/10/2023		725,000	782,900

	PRINCIPAL
	AMOUNT[3]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Royal Bank of Scotland Group plc (United Kingdom), 5.125%, 5/28/2024		1,450,000	$1,465,203
The Royal Bank of Scotland plc (United Kingdom)[6], 9.50%, 3/16/2022		210,000	231,712
Santander Bank N.A., 8.75%, 5/30/2018		1,300,000	1,501,869
Santander Holdings USA, Inc., 2.65%, 4/17/2020		1,195,000	1,177,175
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	400,000	306,583

			45,575,489

Capital Markets - 0.9%
Goldman Sachs Capital II6,7, 4.00%		2,005,000	1,508,763
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		2,510,000	2,782,935
The Goldman Sachs Group, Inc.[6], 1.374%, 11/15/2018		2,545,000	2,560,474
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		2,225,000	2,483,547
The Goldman Sachs Group, Inc.[6], 1.884%, 11/29/2023		1,100,000	1,125,600
Morgan Stanley, 5.00%, 11/24/2025		1,150,000	1,215,128
UBS AG (Switzerland)[6], 7.25%, 2/22/2022		1,150,000	1,222,084
UBS AG (Switzerland), 7.625%, 8/17/2022		825,000	969,050
UBS AG (Switzerland)[6], 4.75%, 5/22/2023		970,000	993,165

			14,860,746

Consumer Finance - 0.3%
Capital One Bank USA National Association, 2.15%, 11/21/2018		850,000	844,887
CNG Holdings, Inc.[5], 9.375%, 5/15/2020		860,000	571,900
Discover Bank, 4.20%, 8/8/2023		1,280,000	1,303,291
Navient Corp., 6.125%, 3/25/2024		1,785,000	1,588,650

			4,308,728

Diversified Financial Services - 0.9%
The Bear Stearns Companies LLC, 7.25%, 2/1/2018		85,000	95,952
CME Group, Inc., 3.00%, 9/15/2022		1,270,000	1,274,577
General Electric Capital Corp.[7,14], 7.125%		2,150,000	2,485,937

8

Investment Portfolio - July 31, 2015

(unaudited)

RO-BLEND® EXTENDED TERM SERIES	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
General Electric Capital Corp.[6], 0.659%, 5/5/2026	2,295,000	$2,163,604
ING Bank N.V. (Netherlands)[5], 5.80%, 9/25/2023	3,070,000	3,357,063
ING Bank N.V. (Netherlands)[6], 4.125%, 11/21/2023	1,460,000	1,500,150
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 7.375%, 4/1/2020	875,000	875,000
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 6.875%, 4/15/2022	695,000	667,200
Jefferies Group LLC, 8.50%, 7/15/2019	770,000	918,130
Peachtree Corners Funding Trust[5], 3.976%, 2/15/2025	475,000	475,534
Voya Financial, Inc., 5.50%, 7/15/2022	1,185,000	1,342,187

		15,155,334

Insurance - 1.3%
Aegon N.V. (Netherlands)[6,7], 2.619%	2,175,000	1,888,009
American International Group, Inc., 4.875%, 6/1/2022	3,645,000	4,028,359
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	4,775,000	4,911,899
AXA S.A. (France)[6,7], 2.007%	2,700,000	2,385,990
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,025,000	1,105,038
First American Financial Corp., 4.30%, 2/1/2023	1,350,000	1,345,433
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	2,535,000	2,819,975
Prudential Financial, Inc.[7,15], 5.875%, 9/15/2042	1,975,000	2,088,563

		20,573,266

Real Estate Investment Trusts (REITS) - 1.6%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	1,835,000	1,804,297
American Tower Corp., 2.80%, 6/1/2020	2,250,000	2,228,866
Boston Properties LP, 5.875%, 10/15/2019	1,385,000	1,575,458
Crown Castle Towers LLC[5], 6.113%, 1/15/2020	1,045,000	1,164,909
Crown Castle Towers LLC[5], 4.883%, 8/15/2020	353,000	379,234

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Crown Castle Towers LLC[5], 3.222%, 5/15/2022	960,000	$950,400
Digital Realty Trust LP, 5.875%, 2/1/2020	200,000	224,543
Digital Realty Trust LP, 5.25%, 3/15/2021	1,870,000	2,041,610
Duke Realty LP, 3.75%, 12/1/2024	1,750,000	1,718,386
DuPont Fabros Technology LP, 5.875%, 9/15/2021	1,460,000	1,500,150
GTP Acquisition Partners I LLC[5], 2.35%, 6/15/2020	1,150,000	1,143,733
HCP, Inc., 6.70%, 1/30/2018	1,270,000	1,409,630
HCP, Inc., 4.00%, 6/1/2025	1,100,000	1,078,548
Health Care REIT, Inc., 4.95%, 1/15/2021	275,000	300,134
Health Care REIT, Inc., 4.00%, 6/1/2025	800,000	793,613
Hospitality Properties Trust, 6.70%, 1/15/2018	1,408,000	1,521,331
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	685,000	695,275
Rialto Holdings LLC - Rialto Corp.[5], 7.00%, 12/1/2018	1,240,000	1,277,200
Simon Property Group LP, 10.35%, 4/1/2019	2,160,000	2,738,107
UDR, Inc., 4.625%, 1/10/2022	980,000	1,053,124

		25,598,548

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc.[5], 8.50%, 6/1/2022	870,000	911,412
Greystar Real Estate Partners LLC[5], 8.25%, 12/1/2022	730,000	770,150

		1,681,562

Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	1,080,000	1,117,800
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[5], 5.875%, 8/1/2021	1,090,000	1,057,300
Prospect Holding Co. LLC - Prospect Holding Finance Co.[5], 10.25%, 10/1/2018	705,000	451,200

		2,626,300

Total Financials		130,379,973

9

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 0.4%
Biotechnology - 0.2%
Amgen, Inc., 2.20%, 5/22/2019	1,530,000	$1,532,935
Amgen, Inc., 2.70%, 5/1/2022	1,200,000	1,165,426

		2,698,361

Health Care Equipment & Supplies - 0.0%##
Zimmer Biomet Holdings, Inc., 1.45%, 4/1/2017	475,000	474,489

Health Care Providers & Services - 0.1%
Aetna, Inc., 3.50%, 11/15/2024	1,555,000	1,520,109

Pharmaceuticals - 0.1%
Concordia Healthcare Corp. (Canada)[5], 7.00%, 4/15/2023	815,000	830,281
Roche Holdings, Inc. (Switzerland)[5], 6.00%, 3/1/2019	1,213,000	1,383,642

		2,213,923

Total Health Care		6,906,882

Industrials - 1.8%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc.[5], 5.25%, 2/1/2021	1,664,000	1,597,440
Textron, Inc., 7.25%, 10/1/2019	940,000	1,099,469

		2,696,909

Air Freight & Logistics - 0.1%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[5,16], 10.00%, 2/15/2018	904,000	904,000

Airlines - 0.4%
Allegiant Travel Co., 5.50%, 7/15/2019	1,305,000	1,321,313
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	1,249,675	1,324,655
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B5, 6.375%, 1/2/2016	715,000	730,194
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	1,315,000	1,331,437
Southwest Airlines Co., 2.75%, 11/6/2019	1,555,000	1,577,261

		6,284,860

Commercial Services & Supplies - 0.1%
Constellis Holdings LLC - Constellis Finance Corp.[5], 9.75%, 5/15/2020	840,000	802,200

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Modular Space Corp.[5], 10.25%, 1/31/2019	840,000	$655,200

		1,457,400

Construction & Engineering - 0.1%
Abengoa Finance S.A.U. (Spain)[5], 7.75%, 2/1/2020	985,000	775,687

Machinery - 0.3%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	1,925,000	1,927,406
John Deere Capital Corp., 1.60%, 7/13/2018	1,450,000	1,450,719
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[5], 8.875%, 8/1/2020	1,005,000	1,072,837
Waterjet Holdings, Inc.[5], 7.625%, 2/1/2020	1,010,000	1,037,775

		5,488,737

Road & Rail - 0.0%##
Burlington Northern Santa Fe LLC, 3.00%, 4/1/2025	650,000	626,144

Trading Companies & Distributors - 0.6%
Air Lease Corp., 3.375%, 1/15/2019	1,850,000	1,887,000
Aircastle Ltd., 5.50%, 2/15/2022	820,000	854,850
Aviation Capital Group Corp.[5], 3.875%, 9/27/2016	2,100,000	2,131,687
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	1,050,000	1,084,125
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	1,125,000	1,141,875
International Lease Finance Corp., 8.625%, 9/15/2015	550,000	553,437
International Lease Finance Corp., 5.75%, 5/15/2016	585,000	599,625
International Lease Finance Corp.[6], 2.236%, 6/15/2016	560,000	557,200
International Lease Finance Corp., 8.75%, 3/15/2017	900,000	981,558

		9,791,357

Total Industrials		28,025,094

Information Technology - 0.6%
Communications Equipment - 0.1%
QUALCOMM, Inc., 3.45%, 5/20/2025	1,200,000	1,136,354

10

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Internet Software & Services - 0.2%
Alibaba Group Holding Ltd. (China)[5], 2.50%, 11/28/2019	1,400,000	$1,387,418
Tencent Holdings Ltd. (China)[5], 3.375%, 5/2/2019	2,110,000	2,159,228

		3,546,646

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp., 2.45%, 7/29/2020	1,415,000	1,425,420
KLA-Tencor Corp., 4.125%, 11/1/2021	2,310,000	2,351,582

		3,777,002

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc., 2.40%, 5/3/2023	650,000	620,862

Total Information Technology		9,080,864

Materials - 0.6%
Chemicals - 0.3%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[5], 6.75%, 10/15/2019	1,335,000	1,348,377
The Dow Chemical Co., 8.55%, 5/15/2019	2,380,000	2,894,009
LyondellBasell Industries N.V., 5.00%, 4/15/2019	500,000	542,487

		4,784,873

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[5,6], 3.286%, 12/15/2019	1,605,000	1,583,308

Metals & Mining - 0.1%
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	960,000	1,104,732
Freeport-McMoRan, Inc., 3.10%, 3/15/2020	105,000	95,813
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[5], 7.375%, 2/1/2020 ..	1,020,000	999,600

		2,200,145

Paper & Forest Products - 0.1%
Domtar Corp., 4.40%, 4/1/2022	1,470,000	1,498,489

Total Materials		10,066,815

Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Centurylink, Inc., 5.80%, 3/15/2022	550,000	534,187

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Windstream Services LLC, 7.875%, 11/1/2017	775,000	$784,687

		1,318,874

Wireless Telecommunication Services - 0.3%
Altice Financing S.A. (Luxembourg)[5], 6.50%, 1/15/2022	1,850,000	1,910,125
SBA Tower Trust[5], 5.101%, 4/17/2017	575,000	594,288
SBA Tower Trust[5], 2.933%, 12/15/2017	1,285,000	1,300,487
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[5], 8.25%, 11/7/2021 .	695,000	716,545
T-Mobile USA, Inc., 6.836%, 4/28/2023	980,000	1,048,600

		5,570,045

Total Telecommunication Services		6,888,919

Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Abengoa Yield plc (Spain)[5], 7.00%, 11/15/2019	1,305,000	1,305,000
ContourGlobal Power Holdings S.A. (France)[5], 7.125%, 6/1/2019	1,310,000	1,362,400
NRG Energy, Inc., 6.25%, 7/15/2022	270,000	270,675
Talen Energy Supply LLC[5], 4.625%, 7/15/2019	1,345,000	1,304,650

Total Utilities		4,242,725

TOTAL CORPORATE BONDS (Identified Cost $273,572,905)		273,006,065

U.S. TREASURY SECURITIES - 1.9%
U.S. Treasury Notes - 1.9%
U.S. Treasury Note, 1.625%, 12/31/2019	10,000,000	10,080,470
U.S. Treasury Note, 1.375%, 4/30/2020	20,000,000	19,873,440

TOTAL U.S. TREASURY SECURITIES (Identified Cost $29,942,154)		29,953,910

11

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES - 0.9%

Cazenovia Creek Funding I LLC, Series 2015-1A, Class A5, 2.00%, 12/10/2023	1,550,000	$1,550,465
Enterprise Fleet Financing LLC, Series 2014-2, Class A2[5], 1.05%, 3/20/2020	1,321,942	1,318,694
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[5], 1.59%, 2/22/2021	2,725,000	2,724,727
FDIC Trust, Series 2011-R1, Class A5, 2.672%, 7/25/2026	765,736	783,252
FNA Trust, Series 2014-1A, Class A5, 1.296%, 12/10/2022	1,381,451	1,379,240
Ford Credit Auto Owner Trust, Series 2012-D, Class A3, 0.51%, 4/15/2017	206,689	206,656
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	700,000	706,887
Invitation Homes Trust, Series 2015-SFR3, Class A5,6, 1.487%, 8/17/2032	1,590,300	1,587,237
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A5, 1.92%, 10/15/2019	1,200,000	1,200,275
SpringCastle America Funding LLC, Series 2014-AA, Class A5, 2.70%, 5/25/2023	1,221,694	1,227,789
Starwood Retail Property Trust, Series 2014-STAR, Class A5,6, 1.407%, 11/15/2027	1,500,000	1,490,508

TOTAL ASSET-BACKED SECURITIES (Identified Cost $14,161,519)		14,175,730

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.6%

Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	192,286	200,181
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[6], 5.925%, 5/10/2045	2,911,836	2,946,567
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	733,978	750,634
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[6], 5.901%, 9/11/2038	460,551	470,471

	PRINCIPAL
	AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	622,989	$641,970
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM6, 5.568%, 10/12/2041	1,180,000	1,231,072
BWAY Mortgage Trust, Series 2015-1740, Class A5, 2.917%, 1/13/2035	3,300,000	3,175,871
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[5], 3.759%, 4/15/2044	387,225	390,847
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[6], 5.337%, 7/15/2044	53,596	53,525
Commercial Mortgage Pass-Through Certificates, Series 2005-GG5, Class A5[6], 5.224%, 4/10/2037	923,982	923,177
Commercial Mortgage Pass-Through Certificates, Series 2006-GG7, Class A4[6], 6.014%, 7/10/2038	584,005	595,120
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	124,357	124,354
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A5, 3.178%, 2/10/2035	3,300,000	3,264,139
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	3,500,000	3,508,684
Commerical Mortgage Pass-Through Certificates, Series 2015-PC1, Class A5, 3.902%, 7/10/2050	1,650,000	1,732,672
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[5,6], 2.50%, 5/25/2043	1,234,909	1,181,606
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[5,6], 2.13%, 2/25/2043	1,031,964	966,683
DB-UBS Mortgage Trust, Series 2011-LC1A, Class A1[5], 3.742%, 11/10/2046	284,667	286,624
Extended Stay America Trust, Series 2013-ESH7, Class A27[5], 2.958%, 12/5/2031	1,410,000	1,423,160
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	922,576	927,046
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[6], 1.616%, 8/25/2020	9,580,488	532,004

12

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[6], 1.408%, 4/25/2021	10,105,429	$599,838
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[6], 1.713%, 10/25/2021	4,264,381	337,321
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[6], 1.571%, 12/25/2021	7,511,736	545,690
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[6], 1.63%, 6/25/2022	11,719,865	972,456
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[6], 0.335%, 4/25/2023	46,946,920	684,909
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[6], 0.235%, 5/25/2023	30,354,535	251,578
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[6], 1.711%, 10/25/2018	5,948,532	263,847
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,325,000	1,330,939
FREMF Mortgage Trust, Series 2011-K701, Class B5,6, 4.436%, 7/25/2048	550,000	577,250
FREMF Mortgage Trust, Series 2011-K702, Class B5,6, 4.931%, 4/25/2044	675,000	719,048
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[5], 0.10%, 6/25/2046	84,121,088	500,857
FREMF Mortgage Trust, Series 2013-K712, Class B5,6, 3.484%, 5/25/2045	1,050,000	1,071,039
FREMF Mortgage Trust, Series 2014-K41, Class B5,6, 3.961%, 11/25/2047	1,800,000	1,790,064
FREMF Mortgage Trust, Series 2014-K715, Class B5,6, 4.118%, 2/25/2046	1,750,000	1,810,986
FREMF Mortgage Trust, Series 2014-K716, Class B5,6, 3.954%, 8/25/2047	1,900,000	1,957,154

	PRINCIPAL
	AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[5,6], 3.495%, 12/15/2019	2,100,000	$2,122,859
GS Mortgage Securities Trust, Series 2010-C2, Class A1[5], 3.849%, 12/10/2043	568,886	578,106
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	3,000,000	3,260,865
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[6], 5.449%, 1/12/2043	988,378	989,016
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM6, 5.49%, 1/12/2043	385,000	387,072
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[6], 5.405%, 12/15/2044	125,062	125,103
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[6], 6.095%, 4/15/2045	1,329,804	1,354,576
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	3,786,944	3,939,195
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[5,6], 3.00%, 3/25/2043	841,139	827,657
JP Morgan Mortgage Trust, Series 2013-2, Class A2[5,6], 3.50%, 5/25/2043	965,301	977,217
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[5,6], 3.00%, 6/25/2029	1,431,684	1,457,018
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A4, 3.179%, 2/15/2048	2,500,000	2,485,410
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.347%, 11/15/2038	2,000,000	2,076,282
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[5], 2.767%, 1/20/2041	1,350,000	1,371,383
Morgan Stanley Capital I Trust, Series 2006-T23, Class A4[6], 6.009%, 8/12/2041	2,715,778	2,789,275
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[5], 3.884%, 9/15/2047	524,067	527,218

13

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Motel 6 Trust, Series 2015-MTL6, Class B5, 3.298%, 2/5/2030	1,220,000	$1,218,207
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[5,6], 3.75%, 11/25/2054	1,475,636	1,515,327
OBP Depositor LLC Trust, Series 2010-OBP, Class A5, 4.646%, 7/15/2045	115,000	126,487
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[5,6], 1.486%, 12/15/2028	88,905	88,898
SCG Trust, Series 2013-SRP1, Class AJ5,6, 2.137%, 11/15/2026	2,600,000	2,607,540
Sequoia Mortgage Trust, Series 2013-2, Class A1[6], 1.874%, 2/25/2043	986,088	905,622
Sequoia Mortgage Trust, Series 2013-7, Class A2[6], 3.00%, 6/25/2043	768,051	747,829
Sequoia Mortgage Trust, Series 2013-8, Class A1[6], 3.00%, 6/25/2043	1,044,022	1,017,187
U.S. Small Business Administration, Series 2015-10A, Class 1, 2.517%, 3/10/2025	980,000	986,617
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028	350,000	377,229
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.451%, 10/15/2044	216,654	216,422
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM6, 5.519%, 12/15/2044	900,000	903,331
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045	750,000	768,298
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043	600,000	652,840
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405%, 12/15/2047	2,700,000	2,741,078
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/2048	3,100,000	3,083,319
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.664%, 9/15/2048	1,500,000	1,544,909
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[5], 3.791%, 2/15/2044	536,841	539,030

	PRINCIPAL
	AMOUNT[3]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,465,000	$1,478,799
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[5,6], 3.50%, 1/20/2045		1,435,403	1,462,763
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[5,6], 3.50%, 3/20/2045		1,851,620	1,891,315

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $90,535,823)			88,880,682

FOREIGN GOVERNMENT BONDS - 1.7%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	805,000,000	1,266,725
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2025	BRL	2,000,000	502,099
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		700,000	859,250
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025		200,000	188,700
Canada Housing Trust No. 1 (Canada)[5], 4.10%, 12/15/2018	CAD	385,000	325,966
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	1,600,000	1,251,361
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	460,000	391,484
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		6,425,000	6,469,178
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	295,000	400,356
Ireland Government Bond (Ireland), 0.80%, 3/15/2022	EUR	200,000	222,123
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	625,000	877,235
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	760,000	1,067,042
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	EUR	200,000	214,276
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	100,300,000	812,621
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	460,000,000	397,037
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	470,000,000	404,157
Malaysia Government Bond (Malaysia), 3.172%, 7/15/2016	MYR	4,320,000	1,130,550
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,275,000	867,881

14

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[3]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	26,069,000	$1,645,428
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	5,945,000	385,091
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	9,500,000	598,132
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	9,400,000	649,107
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	258,987
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	418,905
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,250,000	87,391
Norway Government Bond (Norway)[5], 4.25%, 5/19/2017	NOK	1,600,000	208,274
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	845,000	634,558
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	325,000	394,387
Spain Government Bond (Spain)[5], 4.00%, 4/30/2020	EUR	510,000	642,437
Spain Government Bond (Spain)[5], 5.40%, 1/31/2023	EUR	755,000	1,054,466
Spain Government Bond (Spain)[5], 1.60%, 4/30/2025	EUR	200,000	214,724
United Kingdom Gilt (United Kingdom), 2.00%, 1/22/2016	GBP	800,000	1,257,933
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	375,000	588,604
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	821,939

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $30,137,642)			27,508,404

U.S. GOVERNMENT AGENCIES - 8.6%

Mortgage-Backed Securities - 4.9%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		631,807	686,344
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		45,248	48,757
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		61,759	67,753
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		430,158	465,585
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		76,025	82,964
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		762,581	827,388

	PRINCIPAL
	AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #990895, 5.50%, 10/1/2023	61,264	$67,959
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	46,948	51,611
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	1,725,104	1,885,608
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	1,465,410	1,573,676
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	792,184	864,319
Fannie Mae, Pool #AS3677, 4.00%, 10/1/2034	1,693,010	1,818,711
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035	1,965,124	2,111,702
Fannie Mae, Pool #MA2198, 3.50%, 3/1/2035	3,896,752	4,096,653
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	101,001	114,708
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	273,065	306,177
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	294,434	334,182
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	1,032,573	1,173,578
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	1,049,725	1,177,014
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	616,206	699,513
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	1,237,626	1,387,699
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	589,319	669,084
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	32,861	37,314
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	452,297	513,710
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	1,985,454	2,254,764
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	53,842	61,132
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	2,204,124	2,471,395
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	1,239,468	1,389,765
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	785,002	851,243
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	194,713	218,323
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	1,428,425	1,552,582

15

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	1,745,880	$1,957,584
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	1,050,144	1,189,708
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	1,093,999	1,240,902
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	1,375,554	1,560,430
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	859,522	976,846
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	2,041,946	2,317,246
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	868,775	945,209
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	375,315	408,010
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	294,381	320,233
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	890,367	968,488
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	212,699	231,270
Fannie Mae, Pool #AK4940, 3.50%, 3/1/2042	928,781	966,154
Fannie Mae, Pool #AQ7871, 3.50%, 12/1/2042	946,811	984,786
Fannie Mae, Pool #AL6294, 4.50%, 11/1/2044	3,636,788	3,975,425
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	2,657,683	2,882,999
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	231,065	246,466
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	75,048	82,000
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	54,394	59,511
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	41,892	46,224
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	74,712	82,205
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	30,613	33,464
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	974,762	1,063,421
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	1,221,561	1,330,664
Freddie Mac, Pool #C91766, 4.50%, 5/1/2034	1,001,090	1,092,001
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	936,404	1,027,337

	PRINCIPAL
	AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	1,099,584	$1,199,729
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	902,907	967,816
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	116,410	131,507
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	246,831	275,574
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	311,813	352,019
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	757,099	845,137
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	464,575	518,709
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	561,869	627,205
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	1,562,126	1,758,391
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	1,108,980	1,237,935
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	1,647,848	1,839,465
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	434,551	485,082
Freddie Mac, Pool #G06172, 5.50%, 12/1/2038	835,187	932,338
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	565,649	631,424
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	1,210,879	1,310,181
Freddie Mac, Pool #A89760, 4.50%, 12/1/2039	217,632	236,157
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	260,540	290,838
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	163,023	181,980
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	462,664	522,359
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	286,699	324,383
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	2,662,980	2,972,639
Freddie Mac, Pool #Q17719, 3.50%, 4/1/2043	1,334,987	1,386,753
Freddie Mac, Pool #Q28831, 4.50%, 10/1/2044	748,250	813,756
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	1,020,797	1,058,385

16

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM	PRINCIPAL
SERIES	AMOUNT3/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G08615, 3.50%, 11/1/2044	1,248,702	$1,294,683

Total Mortgage-Backed Securities (Identified Cost $76,324,727)		78,044,241

Other Agencies - 3.7%
Fannie Mae, 1.50%, 6/22/2020
(Identified Cost $57,465,482)	58,000,000	57,574,976

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $133,790,209)		135,619,217

U.S. GOVERNMENT SECURITIES - 2.1%

U.S. Treasury Bills - 2.1%
U.S. Treasury Bill[17,18], 0.259%, 6/23/2016
(Identified Cost $33,365,685)	33,450,000	33,369,218

SHORT-TERM INVESTMENT - 5.9%

Dreyfus Cash Management, Inc. - Institutional Shares[19], 0.04%,
(Identified Cost $92,417,899)	92,417,899	92,417,899

TOTAL INVESTMENTS - 99.4%
(Identified Cost $1,502,401,259)		1,572,665,234
OTHER ASSETS, LESS LIABILITIES - 0.6%		9,508,399

NET ASSETS - 100%		$1,582,173,633

	CONTRACTS	VALUE

PUT OPTIONS WRITTEN - 0.0%##

Danaher Corp., Strike $77.50, Expiring August 21, 2015,	1,960	$(78,400)
Johnson & Johnson, Strike $95.00, Expiring August 21, 2015,	1,143	(17,145)
Norfolk Southern Corp., Strike $81.00, Expiring August 14, 2015,	1,000	(70,000)

TOTAL PUT OPTIONS WRITTEN
(Premiums Received $214,159)		(165,545)

FUTURES CONTRACTS: LONG POSITIONS OPEN AT JULY 31, 2015:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[3]	UNREALIZED APPRECIATION
	U.S. Treasury Notes
1,664	(2 Year)	CBOT	September 2015	364,520,000	$651,072
	U.S. Treasury Notes
398	(5 Year)	CBOT	September 2015	47,697,812	201,093
1,035	Euro Dollar Futures	CME	June 2016	256,460,062	125,892

Total					978,057

17

Investment Portfolio - July 31, 2015

(unaudited)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT JULY 31, 2015:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[3]	UNREALIZED APPRECIATION (DEPRECIATION)
	U.S. Treasury Bonds
125	(30 Year)	CBOT	September 2015	19,492,187	$(666,857)
	U.S. Treasury Notes
110	(10 Year)	CBOT	September 2015	14,018,125	(85,300)
	U.S. Ultra Treasury
8	Bonds	CBOT	September 2015	1,276,250	(22,574)
200	Euro Dollar Futures	CME	September 2017	49,117,500	(50,418)
351	Euro Dollar Futures	CME	December 2017	86,082,750	(88,134)
351	Euro Dollar Futures	CME	March 2018	85,981,838	(188,346)
351	Euro Dollar Futures	CME	June 2018	85,885,313	(97,146)
151	Euro Dollar Futures	CME	September 2018	36,910,063	1,083

Total					(1,197,692)

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CBOT - Chicago Board of Trade

CLP - Chilean Peso

CME - Chicago Mercantile Exchange

EUR - Euro

GBP - British Pound

IDR - Indonesian Rupiah

Impt. - Improvement

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

No. - Number

NOK - Norwegian Krone

SGD - Singapore Dollar

USD - U.S. Dollar

##Less than 0.1%.

*Non-income producing security.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 A portion of this security is designated with the broker as collateral for options contracts written. As of July 31, 2015, the total value of such securities was $32,858,095.

3 Amount is stated in USD unless otherwise noted.

4 The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on LIBOR plus a spread, in January 2022.

5 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $138,222,136 or 8.7%, of the Series’ net assets as of July 31, 2015.

6 The coupon rate is floating and is the effective rate as of July 31, 2015.

7 Security is perpetual in nature and has no stated maturity date.

8 The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2018.

9 The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2019.

10 The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in September 2019.

11 The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year in June 2017.

12 The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on U.S. Treasury Note (5 Year) in July 2016.

13 The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

14 The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on LIBOR plus a spread, in June 2022.

15 The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

16 Represents a Payment-In-Kind bond.

17 All or a portion of security has been pledged in connection with outstanding futures contracts.

18 Represents the annualized yield at time of purchase.

19 Rate shown is the current yield as of July 31, 2015.

18

Investment Portfolio - July 31, 2015

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,503,827,573
Unrealized appreciation	124,013,734
Unrealized depreciation	(55,176,073)

Net unrealized appreciation	$68,837,661

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2015 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$231,616,995	$221,794,132	$9,822,863	$—
Consumer Staples	69,966,117	28,843,713	41,122,404	—
Energy	52,804,258	50,009,862	2,794,396	—
Financials	72,854,515	67,661,188	5,193,327	—
Health Care	115,678,568	106,637,215	9,041,353	—
Industrials	61,449,557	52,712,384	8,737,173	—
Information Technology	215,555,799	207,217,976	8,337,823	—
Materials	47,424,784	45,863,308	1,561,476	—
Telecommunication Services	5,636,534	5,254,152	382,382	—
Utilities	845,243	845,243	—	—
Preferred securities:
Financials	1,900,279	1,900,279	—	—
Debt securities:
Loan assignments	2,001,460	—	2,001,460	—
U.S. Treasury and other U.S. Government agencies	198,942,345	—	198,942,345	—
Corporate debt:
Consumer Discretionary	35,688,882	—	35,688,882	—
Consumer Staples	15,690,095	—	15,690,095	—
Energy	26,035,816	—	26,035,816	—
Financials	130,379,973	—	130,379,973	—
Health Care	6,906,882	—	6,906,882	—
Industrials	28,025,094	—	28,025,094	—

19

Investment Portfolio - July 31, 2015

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Information Technology	$9,080,864	$—	$9,080,864	$—
Materials	10,066,815	—	10,066,815	—
Telecommunication Services	6,888,919	—	6,888,919	—
Utilities	4,242,725	—	4,242,725	—
Asset-backed securities	14,175,730	—	14,175,730	—
Commercial mortgage-backed securities	88,880,682	—	88,880,682	—
Foreign government bonds	27,508,404	—	27,508,404	—
Mutual fund	92,417,899	92,417,899	—	—
Other financial instruments*:
Interest rate contracts	979,140	979,140	—	—

Total assets	1,573,644,374	882,136,491	691,507,883	—

Liabilities:
Other financial instruments*:
Equity contracts	(165,545)	(165,545)	—	—
Interest rate contracts	(1,198,775)	(1,198,775)	—	—

Total liabilities	(1,364,320)	(1,364,320)	—	—

Total	$1,572,280,054	$2880,772,171	$691,507,883	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2014 or July 31, 2015.

*Other financial instruments are exchange traded options and futures (Level 1). Futures are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at market value.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

20

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS - 91.0%
Consumer Discretionary - 22.0%
Auto Components - 0.1%
F.C.C. Co. Ltd. (Japan)[1]	13,700	$215,226
Hankook Tire Co. Ltd. (South Korea)[1]	9,740	338,170

		553,396

Diversified Consumer Services - 1.0%
Fu Shou Yuan International Group Ltd. (China)[1]	1,110,000	632,340
H&R Block, Inc.	41,710	1,388,526
Houghton Mifflin Harcourt Co.*	315,403	8,241,480
Kroton Educacional S.A. (Brazil)	284,812	794,391

		11,056,737

Hotels, Restaurants & Leisure - 1.5%
Accor S.A. (France)[1]	11,340	555,926
Hyatt Hotels Corp. - Class A*	3,060	170,840
Yum! Brands, Inc.	167,080	14,662,941

		15,389,707

Household Durables - 0.0%#
DR Horton, Inc.	2,904	86,220
Lennar Corp. - Class A	1,552	82,318
Toll Brothers, Inc.*	2,083	81,070
TRI Pointe Group, Inc.*	5,190	76,812

		326,420

Internet & Catalog Retail - 4.5%
ASOS plc (United Kingdom)*[1]	10,510	558,039
MakeMyTrip Ltd. (India)*	30,860	450,556
Ocado Group plc (United Kingdom)*[1]	4,153	25,665
The Priceline Group, Inc.*	19,390	24,112,822
Rakuten, Inc. (Japan)[1]	57,010	916,153
Shutterfly, Inc.*	198,610	8,589,883
TripAdvisor, Inc.*	164,270	13,039,753

		47,692,871

Media - 13.1%
AMC Networks, Inc. - Class A*	229,940	19,365,547
Cogeco Cable, Inc. (Canada)	13,150	735,901
Discovery Communications, Inc. - Class A*	715,240	23,617,225
Global Mediacom Tbk PT (Indonesia)[1] .	2,506,940	230,453
ITV plc (United Kingdom)[1]	76,540	334,921
Liberty Global plc - Class A - ADR (United Kingdom)*	210,107	11,022,213
Mediaset Espana Comunicacion S.A. (Spain)[1]	34,650	435,610
Modern Times Group AB - Class B (Sweden)[1]	4,640	131,656
Morningstar, Inc.	12,470	1,062,319
Sinclair Broadcast Group, Inc. - Class A	292,201	8,479,673

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Media (continued)
TEGNA, Inc.	204,090	$5,945,142
Time Warner, Inc.	232,270	20,449,051
Tribune Media Co. - Class A	294,260	14,857,187
Twenty-First Century Fox, Inc. - Class A	544,935	18,794,808
Viacom, Inc. - Class B	230,700	13,149,900

		138,611,606

Specialty Retail - 0.5%
Advance Auto Parts, Inc.	17,830	3,106,164
Dick’s Sporting Goods, Inc.	24,750	1,261,755
Groupe Fnac S.A. (France)*[1]	246	14,845
Kingfisher plc (United Kingdom)[1]	70,850	399,096
Komeri Co. Ltd. (Japan)[1]	20,000	482,280

		5,264,140

Textiles, Apparel & Luxury Goods - 1.3%
Adidas AG (Germany)[1]	3,570	292,141
Gildan Activewear, Inc. (Canada)	23,280	751,478
Kering (France)[1]	3,795	730,825
lululemon athletica, Inc.*	191,766	12,054,411

		13,828,855

Total Consumer Discretionary		232,723,732

Consumer Staples - 9.8%
Beverages - 5.4%
AMBEV S.A. - ADR (Brazil)	2,912,264	16,541,660
Anheuser-Busch InBev N.V. (Belgium)[1]	119,068	14,226,439
Cia Cervecerias Unidas S.A. - ADR (Chile)	17,290	364,819
The Coca-Cola Co.	304,600	12,512,968
Diageo plc (United Kingdom)[1]	437,630	12,267,938
Remy Cointreau S.A. (France)[1]	1,250	88,944
SABMiller plc (United Kingdom)[1]	10,590	555,344
Treasury Wine Estates Ltd. (Australia)[1]	133,438	560,720

		57,118,832

Food & Staples Retailing - 0.3%
7-Eleven Malaysia Holdings Berhad (Malaysia)[1]	45,800	19,999
Carrefour S.A. (France)[1]	16,618	570,429
Casino Guichard-Perrachon S.A. (France)[1]	2,060	152,882
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	52,500	434,175
Raia Drogasil S.A. (Brazil)	19,750	250,397
Tesco plc (United Kingdom)*[1]	286,140	962,269
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	209,970	509,010

		2,899,161

1

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products - 1.9%
Biostime International Holdings Ltd. - Class H (China)[1]	160,550	$300,793
Charoen Pokphand Foods PCL (Thailand)[1]	962,890	571,284
Danone S.A. (France)[1]	14,733	999,519
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)*	205,290	550,158
Keurig Green Mountain, Inc.	19,540	1,466,282
M Dias Branco S.A. (Brazil)	12,100	271,406
Nestle S.A. (Switzerland)[1]	160,077	12,109,838
Post Holdings, Inc.*	40,590	2,181,307
Sao Martinho S.A. (Brazil)	54,230	532,963
Suedzucker AG (Germany)[1]	41,622	686,484
Tiger Brands Ltd. (South Africa)[1]	11,210	251,984

		19,922,018

Personal Products - 2.1%
Beiersdorf AG (Germany)[1]	112,820	9,639,277
Unilever plc - ADR (United Kingdom)	279,650	12,676,535

		22,315,812

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	80,390	293,979
Japan Tobacco, Inc. (Japan)[1]	7,900	306,652
Swedish Match AB (Sweden)[1]	21,510	658,849

		1,259,480

Total Consumer Staples		103,515,303

Energy - 4.2%
Energy Equipment & Services - 3.5%
Cameron International Corp.*	351,740	17,748,800
Petroleum Geo-Services ASA (Norway)[1]	349	1,589
Schlumberger Ltd.	143,698	11,901,068
Spectrum ASA (Norway)[1]	42,030	161,566
TGS Nopec Geophysical Co. ASA (Norway)[1]	23,780	500,232
Weatherford International plc - ADR*	615,890	6,577,705

		36,890,960

Oil, Gas & Consumable Fuels - 0.7%
Cameco Corp. (Canada)	32,685	448,765
Cosan S.A. Industria e Comercio (Brazil)	28,860	175,320
Galp Energia SGPS S.A. (Portugal)[1]	61,000	705,488
Range Resources Corp.	148,340	5,835,696
Royal Dutch Shell plc - Class B (Netherlands)[1]	17,214	498,431

	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Whitehaven Coal Ltd. (Australia)*[1]	84,900	$74,119

		7,737,819

Total Energy		44,628,779

Financials - 5.1%
Banks - 0.0%#
ICICI Bank Ltd. - ADR (India)	33,350	335,835

Capital Markets - 0.2%
Daiwa Securities Group, Inc. (Japan)[1]	60,000	466,226
Financial Engines, Inc.	26,840	1,230,882

		1,697,108

Consumer Finance - 1.2%
SLM Corp.*	1,428,570	13,042,844

Diversified Financial Services - 0.0%#
JSE Ltd. (South Africa)[1]	35,430	412,828

Insurance - 0.1%
Admiral Group plc (United Kingdom)[1]	12,460	287,912
Mapfre S.A. (Spain)[1]	196,550	632,662

		920,574

Real Estate Investment Trusts (REITS) - 2.8%
Agree Realty Corp.	7,120	220,649
Alexandria Real Estate Equities, Inc.	2,270	210,452
Alstria Office REIT AG (Germany)[1]	43,080	595,027
American Campus Communities, Inc.	2,580	96,286
American Capital Agency Corp.	3,000	57,780
Annaly Capital Management, Inc.	6,040	60,098
Apartment Investment & Management Co. - Class A	5,430	212,204
AvalonBay Communities, Inc.	2,140	368,808
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	8,860	111,901
Brixmor Property Group, Inc.	12,040	294,619
Camden Property Trust	2,340	186,334
CatchMark Timber Trust, Inc. - Class A	10,670	113,956
Chesapeake Lodging Trust	9,540	305,948
Columbia Property Trust, Inc.	4,580	110,653
Community Healthcare Trust, Inc.*	8,660	163,414
CoreSite Realty Corp.	4,180	209,836
Crown Castle International Corp.	2,820	230,986
CubeSmart	9,910	259,246
DCT Industrial Trust, Inc.	4,860	168,934
DDR Corp.	18,320	298,616
Douglas Emmett, Inc.	4,000	117,240
Education Realty Trust, Inc.	4,586	145,101
Equity LifeStyle Properties, Inc.	2,280	131,966
Equity One, Inc.	7,010	179,947

2

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Equity Residential	2,420	$181,040
Extra Space Storage, Inc.	1,340	98,517
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	79,496	86,243
General Growth Properties, Inc	5,090	138,143
HCP, Inc.	3,130	120,943
Health Care REIT, Inc.	2,240	155,389
Host Hotels & Resorts, Inc.	4,420	85,660
Inland Real Estate Corp.	16,260	159,673
Kite Realty Group Trust	4,477	118,193
Lamar Advertising Co. - Class A	2,010	120,700
LaSalle Hotel Properties	7,640	254,183
Liberty Property Trust	4,590	156,198
Mack-Cali Realty Corp.	10,560	220,070
Mid-America Apartment Communities, Inc.	3,120	250,661
Outfront Media, Inc.	44,220	1,111,249
Paramount Group, Inc.	12,730	227,485
Pebblebrook Hotel Trust	2,560	104,192
Physicians Realty Trust	16,740	268,510
Plum Creek Timber Co., Inc.	188,868	7,743,588
Prologis, Inc.	5,730	232,695
Public Storage	1,000	205,180
Rexford Industrial Realty, Inc.	7,210	105,050
Sabra Health Care REIT, Inc.	4,010	109,673
Scentre Group (Australia)[1]	37,270	107,631
Simon Property Group, Inc.	3,320	621,570
Sovran Self Storage, Inc.	2,400	228,504
Taubman Centers, Inc.	2,500	187,000
Terreno Realty Corp.	5,480	114,916
UDR, Inc.	5,420	183,250
Urban Edge Properties	10,210	219,209
Ventas, Inc.	2,730	183,156
Westfield Corp. (Australia)[1]	24,450	178,823
Weyerhaeuser Co.	315,762	9,690,736
WP GLIMCHER, Inc.	10,725	145,217

		28,963,248

Real Estate Management & Development - 0.8%
First Capital Realty, Inc. (Canada)	7,470	105,723
Forest City Enterprises, Inc. - Class A* .	7,190	167,886
Realogy Holdings Corp.*	174,970	7,964,634

		8,238,243

Total Financials		53,610,680

Health Care - 13.7%
Biotechnology - 0.1%
Seattle Genetics, Inc.*	15,410	737,677

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies - 1.2%
BioMerieux (France)[1]	900	$104,571
Carl Zeiss Meditec AG (Germany)[1]	16,500	464,810
HeartWare International, Inc.*	8,410	762,871
Intuitive Surgical, Inc.*	16,340	8,711,998
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	3,231,450	2,165,394
Thoratec Corp.*	11,560	731,632

		12,941,276

Health Care Providers & Services - 4.0%
DaVita HealthCare Partners, Inc.*	155,140	12,260,714
Express Scripts Holding Co.*	181,100	16,311,677
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	137,360	11,239,083
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	15,410	630,269
KPJ Healthcare Berhad (Malaysia)[1]	258,230	290,336
Magellan Health, Inc.*	10,830	656,190
Odontoprev S.A. (Brazil)	179,170	581,369
Siloam International Hospitals Tbk PT (Indonesia)[1]	335,900	410,951

		42,380,589

Health Care Technology - 1.6%
Cerner Corp.*	239,110	17,148,969

Life Sciences Tools & Services - 1.1%
Gerresheimer AG (Germany)[1]	7,180	528,352
QIAGEN N.V.*[1]	7,560	212,122
QIAGEN N.V. - ADR*	393,520	11,010,690

		11,751,164

Pharmaceuticals - 5.7%
AstraZeneca plc - ADR (United Kingdom)	20,520	693,371
Eli Lilly & Co.	124,730	10,540,932
GlaxoSmithKline plc (United Kingdom)[1]	10,705	232,672
Johnson & Johnson	182,520	18,290,329
Merck & Co., Inc.	275,690	16,254,682
Novartis AG - ADR (Switzerland)	7,090	735,587
Otsuka Holdings Co. Ltd. (Japan)[1]	9,600	344,688
Roche Holding AG (Switzerland)[1]	1,740	502,726
Sanofi (France)[1]	5,797	624,864
Sanofi - ADR (France)	195,100	10,533,449
Shire plc - ADR (Ireland)	1,210	322,840
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	10,890	751,628

		59,827,768

Total Health Care		144,787,443

3

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials - 9.0%
Aerospace & Defense - 0.1%
KLX, Inc.*	16,570	$650,870

Airlines - 0.9%
Allegiant Travel Co.	970	206,348
Republic Airways Holdings, Inc.*	341,650	1,721,916
Ryanair Holdings plc - ADR (Ireland)	2,400	177,864
Spirit Airlines, Inc.*	115,580	6,913,996

		9,020,124

Building Products - 0.8%
Masco Corp.	340,180	8,977,350

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	41,792	782,799
MiX Telematics Ltd. - ADR (South Africa)*	33,310	242,497

		1,025,296

Electrical Equipment - 0.1%
Alstom S.A. (France)*[1]	22,520	661,397
Nexans S.A. (France)*[1]	1,936	78,763
Schneider Electric SE (France)[1]	5,877	409,969

		1,150,129

Industrial Conglomerates - 2.7%
Danaher Corp.	127,580	11,681,225
General Electric Co.	561,590	14,657,499
Siemens AG (Germany)[1]	19,150	2,051,845

		28,390,569

Machinery - 2.1%
Allison Transmission Holdings, Inc.	35,020	1,021,884
ANDRITZ AG (Austria)[1]	8,610	480,208
FANUC Corp. (Japan)[1]	2,491	415,465
Flowserve Corp.	270,110	12,692,469
Joy Global, Inc.	300,752	7,942,860
Sulzer AG (Switzerland)[1]	1,760	180,726

		22,733,612

Marine - 0.0%#
D/S Norden A/S (Denmark)*[1]	2,260	59,192
Diana Shipping, Inc. (Greece)*	6,920	52,246
Pacific Basin Shipping Ltd. (Hong Kong)[1]	133,000	45,745
Sinotrans Shipping Ltd. - Class H (China)[1]	342,860	76,925
Star Bulk Carriers Corp. (Greece)*	12,670	38,263

		272,371

Professional Services - 0.1%
Intertek Group plc (United Kingdom)[1]	15,610	596,539

	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Road & Rail - 2.1%
Genesee & Wyoming, Inc. - Class A*	36,270	$2,583,149
Heartland Express, Inc.	42,420	904,819
Hertz Global Holdings, Inc.*	61,170	1,039,278
Kansas City Southern	5,760	571,334
Norfolk Southern Corp.	79,390	6,694,959
Swift Transportation Co.*	37,950	903,969
Union Pacific Corp.	95,950	9,363,761

		22,061,269

Trading Companies & Distributors - 0.0%#
Brenntag AG (Germany)[1]	3,712	206,424

Total Industrials		95,084,553

Information Technology - 22.6%
Communications Equipment - 2.4%
ARRIS Group, Inc.*	43,440	1,343,165
Ixia*	86,260	1,138,632
Juniper Networks, Inc.	389,210	11,061,348
Polycom, Inc.*	93,300	1,061,754
QUALCOMM, Inc.	168,640	10,858,730

		25,463,629

Electronic Equipment, Instruments & Components - 1.4%
FLIR Systems, Inc.	342,710	10,552,041
Hitachi Ltd. (Japan)[1]	102,000	660,836
Keyence Corp. (Japan)[1]	746	375,787
Keysight Technologies, Inc.*	21,420	654,167
PAX Global Technology Ltd. (Hong Kong)*[1]	466,000	744,022
Trimble Navigation Ltd.*	64,080	1,480,248

		14,467,101

Internet Software & Services - 7.4%
Alibaba Group Holding Ltd. - ADR (China)*	11,680	915,011
Baidu, Inc. - ADR (China)*	4,490	775,243
eBay, Inc.*	314,670	8,848,520
Envestnet, Inc.*	26,610	1,205,167
Facebook, Inc. - Class A*	190,470	17,906,085
Google, Inc. - Class A*	28,700	18,870,250
Google, Inc. - Class C*	29,260	18,305,349
HomeAway, Inc.*	188,530	5,663,441
MercadoLibre, Inc. (Argentina)	8,680	1,134,389
Q2 Holdings, Inc.*	16,270	442,381
Qihoo 360 Technology Co. Ltd. - ADR (China)*	46,146	2,861,513
Tencent Holdings Ltd. - Class H (China)[1]	42,700	795,528

		77,722,877

4

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
IT Services - 6.8%
Amdocs Ltd. - ADR	5,185	$304,100
EVERTEC, Inc.	674,862	12,700,903
InterXion Holding N.V. - ADR (Netherlands)*	5,080	140,310
MasterCard, Inc. - Class A	219,358	21,365,469
PayPal Holdings, Inc.*	314,670	12,177,729
Sabre Corp.	44,190	1,175,454
VeriFone Systems, Inc.*	294,865	9,488,756
Visa, Inc. - Class A	198,092	14,924,251

		72,276,972

Software - 3.5%
ANSYS, Inc.*	87,940	8,279,551
Aspen Technology, Inc.*	95,560	4,240,953
Autodesk, Inc.*	186,240	9,420,019
Electronic Arts, Inc.*	167,610	11,992,495
SAP SE (Germany)[1]	18,880	1,356,396
TOTVS S.A. (Brazil)	73,629	755,869
Yodlee, Inc.*	60,230	756,489

		36,801,772

Technology Hardware, Storage & Peripherals - 1.1%
EMC Corp.	377,600	10,153,664
Samsung Electronics Co. Ltd. (South Korea)[1]	1,660	1,684,164

		11,837,828

Total Information Technology		238,570,179

Materials - 4.1%
Chemicals - 2.9%
Givaudan S.A. (Switzerland)[1]	220	409,232
Monsanto Co.	215,807	21,988,575
Platform Specialty Products Corp.*	41,690	970,126
Potash Corp. of Saskatchewan, Inc. (Canada)	245,462	6,671,657
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	20,311	274,402
Syngenta AG (Switzerland)[1]	222	91,458

		30,405,450

Metals & Mining - 1.2%
Alcoa, Inc.	1,191,081	11,755,969
Alumina Ltd. (Australia)[1]	94,794	102,514
Iluka Resources Ltd. (Australia)[1]	11,630	66,756
Norsk Hydro ASA (Norway)[1]	41,943	156,414
Teck Resources Ltd. - Class B (Canada)	18,474	135,599

	SHARES/ PRINCIPAL AMOUNT[2]	VALUE

COMMON STOCKS (continued)
Materials (continued)
Metals & Mining (continued)
ThyssenKrupp AG (Germany)[1]	11,100	$281,495

		12,498,747

Total Materials.		42,904,197

Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Telefonica S.A. - ADR (Spain)	63,493	970,173
Telenor ASA - ADR (Norway)	7,150	473,831

		1,444,004

Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	51,290	994,000
China Mobile Ltd. - Class H (China)[1]	21,000	274,907
Telephone & Data Systems, Inc.	40,420	1,188,752

		2,457,659

Total Telecommunication Services		3,901,663

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	28,060	629,947

TOTAL COMMON STOCKS (Identified Cost $907,193,452)		960,356,476

CORPORATE BONDS - 4.0%

Non-Convertible Corporate Bonds - 4.0%
Consumer Discretionary - 0.5%
Auto Components - 0.1%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	225,000	232,875
Techniplas LLC[3], 10.00%, 5/1/2020	220,000	217,250

		450,125

Diversified Consumer Services - 0.1%
Block Financial LLC, 5.50%, 11/1/2022 .	750,000	819,844

Hotels, Restaurants & Leisure - 0.0%#
International Game Technology plc[3], 6.25%, 2/15/2022	240,000	236,100

Household Durables - 0.1%
Brookfield Residential Properties, Inc. -Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	345,000	336,375
Meritage Homes Corp., 7.15%, 4/15/2020	130,000	140,075
Meritage Homes Corp., 7.00%, 4/1/2022	200,000	213,000
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019	325,000	321,750

5

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	425,000	$400,031

		1,411,231

Media - 0.1%
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 5.125%, 5/1/2023	150,000	148,500
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 5.375%, 5/1/2025	175,000	172,375
CCO Safari II LLC[3], 4.464%, 7/23/2022	215,000	216,161
Cogeco Cable, Inc. (Canada)[3], 4.875%, 5/1/2020	215,000	221,987
Columbus International, Inc. (Barbados)[3], 7.375%, 3/30/2021	200,000	212,500
Sirius XM Radio, Inc.[3], 5.375%, 4/15/2025	240,000	239,400
VTR Finance B.V. (Chile)[3], 6.875%, 1/15/2024	210,000	213,675

		1,424,598

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	400,000	381,192

Specialty Retail - 0.0%#
The TJX Companies, Inc., 2.75%, 6/15/2021	300,000	304,165

Total Consumer Discretionary		5,027,255

Consumer Staples - 0.2%
Beverages - 0.0%#
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	375,000	443,572

Food & Staples Retailing - 0.0%#
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	335,000	313,225

Food Products - 0.1%
Kraft Heinz Foods Co., 6.75%, 3/15/2032	175,000	203,437
Pinnacle Operating Corp.[3], 9.00%, 11/15/2020.	425,000	422,875

		626,312

Household Products - 0.1%
HRG Group, Inc., 7.875%, 7/15/2019	315,000	332,929
HRG Group, Inc., 7.75%, 1/15/2022	265,000	261,025

		593,954

Tobacco - 0.0%#
Vector Group Ltd., 7.75%, 2/15/2021	265,000	282,887

Total Consumer Staples		2,259,950

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy - 0.4%
Energy Equipment & Services - 0.0%#
Calfrac Holdings LP (Canada)[3], 7.50%, 12/1/2020	215,000	$177,375
FTS International, Inc., 6.25%, 5/1/2022	195,000	130,650
Seventy Seven Operating LLC, 6.625%, 11/15/2019	195,000	141,863

		449,888

Oil, Gas & Consumable Fuels - 0.4%
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021.	425,000	87,125
Hiland Partners LP - Hiland Partners Finance Corp.[3], 7.25%, 10/1/2020	900,000	970,875
Petrobras Global Finance B.V. (Brazil)[4], 1.896%, 5/20/2016	1,300,000	1,280,500
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	290,000	295,800
Talisman Energy, Inc. (Canada), 3.75%, 2/1/2021	1,000,000	981,167
WPX Energy, Inc., 6.00%, 1/15/2022	275,000	257,125

		3,872,592

Total Energy		4,322,480

Financials - 1.6%
Banks - 0.4%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[5,6], 9.00%	600,000	651,000
Banco Santander S.A. (Spain)[5,7], 6.375%	600,000	593,388
Barclays plc (United Kingdom)[5,8], 6.625%	500,000	495,326
BBVA Bancomer S.A. (Mexico)[3], 6.75%, 9/30/2022	500,000	561,500
Citigroup, Inc., 8.50%, 5/22/2019	299,000	364,604
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	390,000	403,894
Lloyds Bank plc (United Kingdom)[3,5,9], 12.00%	100,000	143,500
Lloyds Bank plc (United Kingdom)[3], 6.50%, 9/14/2020	335,000	388,985
Popular, Inc., 7.00%, 7/1/2019	415,000	398,400
Royal Bank of Scotland Group plc (United Kingdom), 6.10%, 6/10/2023 .	190,000	205,174

		4,205,771

Capital Markets - 0.3%
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	430,000	476,758
The Goldman Sachs Group, Inc.[4], 1.884%, 11/29/2023	380,000	388,844
Morgan Stanley, 2.125%, 4/25/2018	390,000	392,875
Morgan Stanley, 5.75%, 1/25/2021	345,000	392,040

6

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
UBS AG (Switzerland)[4], 7.25%, 2/22/2022	600,000	$637,609
UBS AG (Switzerland)[4], 4.75%, 5/22/2023	730,000	747,433

		3,035,559

Consumer Finance - 0.2%
Capital One Bank USA National Association, 2.15%, 11/21/2018	790,000	785,248
CNG Holdings, Inc.[3], 9.375%, 5/15/2020	230,000	152,950
Discover Bank, 4.20%, 8/8/2023	800,000	814,557
Navient Corp., 6.125%, 3/25/2024	485,000	431,650

		2,184,405

Diversified Financial Services - 0.2%
ING Bank N.V. (Netherlands)[3], 5.80%, 9/25/2023	500,000	546,753
ING Bank N.V. (Netherlands)[4], 4.125%, 11/21/2023.	723,000	742,883
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020	425,000	425,000
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 6.875%, 4/15/2022	200,000	192,000

		1,906,636

Insurance - 0.3%
Aegon N.V. (Netherlands)[4,5], 2.619%	500,000	434,025
American International Group, Inc., 4.875%, 6/1/2022	700,000	773,622
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	950,000	977,237
AXA S.A. (France)[4,5], 2.007%	350,000	309,295
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	350,000	389,346

		2,883,525

Real Estate Investment Trusts (REITS) - 0.1%
American Tower Corp., 2.80%, 6/1/2020	500,000	495,304
DuPont Fabros Technology LP, 5.875%, 9/15/2021	425,000	436,687
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	210,000	213,150
Rialto Holdings LLC - Rialto Corp.[3], 7.00%, 12/1/2018	335,000	345,050

		1,490,191

Real Estate Management & Development - 0.0%#
Forestar USA Real Estate Group, Inc.[3], 8.50%, 6/1/2022	205,000	214,758

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Management & Development (continued)
Greystar Real Estate Partners LLC[3], 8.25%, 12/1/2022	205,000	$216,275

		431,033

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	425,000	439,875
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	265,000	257,050
Prospect Holding Co. LLC - Prospect Holding Finance Co.[3], 10.25%, 10/1/2018	195,000	124,800

		821,725

Total Financials		16,958,845

Health Care - 0.0%#
Pharmaceuticals - 0.0%#
Concordia Healthcare Corp. (Canada)[3], 7.00%, 4/15/2023	215,000	219,031

Industrials - 0.9%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc.[3], 5.25%, 2/1/2021	441,000	423,360

Airlines - 0.2%
Allegiant Travel Co., 5.50%, 7/15/2019	310,000	313,875
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B3, 6.375%, 1/2/2016	200,000	204,250
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	1,130,000	1,144,125

		1,662,250

Commercial Services & Supplies - 0.0%#
Constellis Holdings LLC - Constellis Finance Corp.[3], 9.75%, 5/15/2020	220,000	210,100
Modular Space Corp.[3], 10.25%, 1/31/2019	225,000	175,500

		385,600

Construction & Engineering - 0.0%#
Abengoa Finance S.A.U. (Spain)[3], 7.75%, 2/1/2020	240,000	189,000

Machinery - 0.2%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	1,040,000	1,041,300
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[3], 8.875%, 8/1/2020	425,000	453,687

7

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery (continued)
Waterjet Holdings, Inc.[3], 7.625%, 2/1/2020	275,000	$282,563

		1,777,550

Trading Companies & Distributors - 0.4%
Air Lease Corp., 3.375%, 1/15/2019	280,000	285,600
Aircastle Ltd., 5.50%, 2/15/2022	220,000	229,350
Aviation Capital Group Corp.[3], 3.875%, 9/27/2016	1,465,000	1,487,105
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020.	210,000	216,825
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021.	320,000	324,800
International Lease Finance Corp., 5.75%, 5/15/2016	560,000	574,000
International Lease Finance Corp.[4], 2.236%, 6/15/2016	355,000	353,225
International Lease Finance Corp., 8.75%, 3/15/2017	865,000	943,386

		4,414,291

Total Industrials		8,852,051

Information Technology - 0.0%#
IT Services - 0.0%#
Xerox Corp., 2.80%, 5/15/2020	250,000	249,584

Materials - 0.1%
Chemicals - 0.0%#
Consolidated Energy Finance S.A. (Trinidad-Tobago)[3], 6.75%, 10/15/2019.	300,000	303,006

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3,4], 3.286%, 12/15/2019	495,000	488,310

Metals & Mining - 0.0%#
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020	275,000	269,500

Total Materials.		1,060,816

Telecommunication Services - 0.1%
Diversified Telecommunication Services - 0.0%#
Windstream Services LLC, 7.875%, 11/1/2017	210,000	212,625

Wireless Telecommunication Services - 0.1%
Altice Financing S.A. (Luxembourg)[3], 6.50%, 1/15/2022	425,000	438,813
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[3], 8.25%, 11/7/2021	210,000	216,510

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., 6.836%, 4/28/2023.	260,000	$278,200

		933,523

Total Telecommunication Services		1,146,148

Utilities - 0.2%
Electric Utilities - 0.1%
Terraform Global Operating LLC[3], 9.75%, 8/15/2022	315,000	315,787

Independent Power and Renewable Electricity Producers - 0.1%
Abengoa Yield plc (Spain)[3], 7.00%, 11/15/2019.	415,000	415,000
ContourGlobal Power Holdings S.A. (France)[3], 7.125%, 6/1/2019	290,000	301,600
Talen Energy Supply LLC[3], 4.625%, 7/15/2019	320,000	310,400
TerraForm Power Operating LLC[3], 6.125%, 6/15/2025	320,000	320,800

		1,347,800

Total Utilities		1,663,587

TOTAL CORPORATE BONDS (Identified Cost $42,599,376)		41,759,747

U.S. TREASURY SECURITIES - 0.9%
U.S. Treasury Notes - 0.9%
U.S. Treasury Note, 1.375%, 4/30/2020 (Identified Cost $9,982,168)	10,000,000	9,936,720

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%

Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[4], 5.926%, 6/10/2046	581,668	592,136
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/2045	717,766	731,965
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	1,053,883	1,088,130

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $2,565,957)		2,412,231

FOREIGN GOVERNMENT BOND - 0.1%
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020 (Identified Cost $798,920)	800,000	805,501

8

Investment Portfolio - July 31, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 4.0%

Dreyfus Cash Management, Inc. - Institutional Shares[10] , 0.04%,
(Identified Cost $ 42,542,563)	42,542,563	$42,542,563

TOTAL INVESTMENTS - 100.2%
(Identified Cost $ 1,005,682,436)		1,057,813,238
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(2,523,386)

NET ASSETS - 100%		$1,055,289,852

ADR - American Depositary Receipt

*Non-income producing security.

#Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $14,691,616, or 1.4%, of the Series’ net assets as of July 31, 2015.

4The coupon rate is floating and is the effective rate as of July 31, 2015.

5Security is perpetual in nature and has no stated maturity date.

6The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2018.

7The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2019.

8The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in September 2019.

9The rate shown is a fixed rate as of July 31, 2015; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

10Rate shown is the current yield as of July 31, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,006,787,146
Unrealized appreciation	103,362,681
Unrealized depreciation	(52,336,589)

Net unrealized appreciation	$51,026,092

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

Investment Portfolio - July 31, 2015

(unaudited)

The following is a summary of the valuation levels used for major security types as of July 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$232,723,732	$226,430,386	$6,293,346	$—
Consumer Staples	103,515,303	47,857,505	55,657,798	—
Energy	44,628,779	42,687,354	1,941,425	—
Financials	53,610,680	50,817,670	2,793,010	—
Health Care	144,787,443	127,666,874	17,120,569	—
Industrials	95,084,553	89,038,556	6,045,997	—
Information Technology	238,570,179	232,953,446	5,616,733	—
Materials	42,904,197	41,796,328	1,107,869	—
Telecommunication Services	3,901,663	3,626,756	274,907	—
Utilities	629,947	629,947	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	9,936,720	—	9,936,720	—
Corporate debt:
Consumer Discretionary	5,027,255	—	5,027,255	—
Consumer Staples	2,259,950	—	2,259,950	—
Energy	4,322,480	—	4,322,480	—
Financials	16,958,845	—	16,958,845	—
Health Care	219,031	—	219,031	—
Industrials	8,852,051	—	8,852,051	—
Information Technology	249,584	—	249,584	—
Materials	1,060,816	—	1,060,816	—
Telecommunication Services	1,146,148	—	1,146,148	—
Utilities	1,663,587	—	1,663,587	—
Commercial mortgage-backed securities	2,412,231	—	2,412,231	—
Foreign government bond	805,501	—	805,501	—
Mutual fund	42,542,563	42,542,563	—	—

Total assets	$1,057,813,238	$906,047,385	$151,765,853	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2014 or July 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

10

Investment Portfolio - July 31, 2015

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 100.0%

Manning & Napier Pro-Blend® Conservative Term Series - Class I	6,083,019	$62,898,417

TOTAL AFFILIATED INVESTMENT COMPANY - 100.0% (Identified Cost $65,783,407)		62,898,417
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(24,194)

NET ASSETS - 100%		$62,874,223

*Less than (0.1%).

Federal Tax Information:

On July 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$65,870,538
Unrealized appreciation	—
Unrealized depreciation	(2,972,121)

Net unrealized depreciation	$(2,972,121)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$62,898,417	$62,898,417	$—	$—

Total assets	$62,898,417	$62,898,417	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or July 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2015

(unaudited)

TARGET 2010 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Conservative Term Series - Class I	3,843,201	$39,738,702

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $41,035,446)		39,738,702
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(16,335)

NET ASSETS - 100%		$39,722,367

*Less than 0.01%.

Federal Tax Information:

On July 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$41,091,963
Unrealized appreciation	—
Unrealized depreciation	(1,353,261)

Net unrealized depreciation	$(1,353,261)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$39,738,702	$39,738,702	$—	$—

Total assets	$39,738,702	$39,738,702	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or July 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2015

(unaudited)

TARGET 2015 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.2%

Manning & Napier Pro-Blend® Moderate Term Series - Class I	961,080	$9,870,294

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.2% (Identified Cost $10,367,848)		9,870,294
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(21,076)

NET ASSETS - 100%		$9,849,218

Federal Tax Information:

On July 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$10,497,433
Unrealized appreciation	—
Unrealized depreciation	(627,139)

Net unrealized depreciation	$(627,139)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$9,870,294	$9,870,294	$—	$—

Total assets	$9,870,294	$9,870,294	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or July 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2015

(unaudited)

TARGET 2020 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	4,279,389	$42,023,596
Manning & Napier Pro-Blend® Moderate Term Series - Class I	12,107,595	124,344,998

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $175,395,000)		166,368,594
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(45,678)

NET ASSETS - 100%		$166,322,916

*Less than (0.1%).

Federal Tax Information:

On July 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$176,210,793
Unrealized appreciation	—
Unrealized depreciation	(9,842,198)

Net unrealized depreciation	$(9,842,198)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$166,368,594	$166,368,594	$—	$—

Total assets	$166,368,594	$166,368,594	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or July 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2015

(unaudited)

TARGET 2025 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Pro-Blend® Extended Term Series - Class I	3,124,287	$30,680,503

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $32,830,175)		30,680,503
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(28,071)

NET ASSETS - 100%		$30,652,432

Federal Tax Information:

On July 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$33,229,187
Unrealized appreciation	—
Unrealized depreciation	(2,548,684)

Net unrealized depreciation	$(2,548,684)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$30,680,503	$30,680,503	$—	$—

Total assets	$30,680,503	$30,680,503	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or July 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2015

(unaudited)

TARGET 2030 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	13,084,312	$128,487,946
Manning & Napier Pro-Blend® Maximum Term Series - Class I	4,188,028	43,806,770

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $185,906,026)		172,294,716
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(41,325)

NET ASSETS - 100%		$172,253,391

*Less than (0.1%).

Federal Tax Information:

On July 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$186,354,098
Unrealized appreciation	—
Unrealized depreciation	(14,059,382)

Net unrealized depreciation	$(14,059,382)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$172,294,716	$172,294,716	$—	$—

Total assets	$172,294,716	$172,294,716	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or July 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2015

(unaudited)

TARGET 2035 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Pro-Blend® Extended Term Series - Class I	1,147,287	$11,266,363
Manning & Napier Pro-Blend® Maximum Term Series - Class I	1,097,344	11,478,214

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $24,724,158)		22,744,577
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(27,563)

NET ASSETS - 100%		$22,717,014

Federal Tax Information:

On July 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$25,370,358
Unrealized appreciation	—
Unrealized depreciation	(2,625,781)

Net unrealized depreciation	$(2,625,781)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$22,744,577	$22,744,577	$—	$—

Total assets	$22,744,577	$22,744,577	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or July 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2015

(unaudited)

TARGET 2040 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	2,630,937	$25,835,806
Manning & Napier Pro-Blend® Maximum Term Series - Class I	7,581,931	79,306,994

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $113,519,910)		105,142,800
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(31,102)

NET ASSETS - 100%		$105,111,698

*Less than (0.1%).

Federal Tax Information:

On July 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$114,547,780
Unrealized appreciation	—
Unrealized depreciation	(9,404,980)

Net unrealized depreciation	$(9,404,980)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$105,142,800	$105,142,800	$—	$—

Total assets	$105,142,800	$105,142,800	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or July 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2015

(unaudited)

TARGET 2045 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 100.2%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	993,136	$10,388,207

TOTAL AFFILIATED INVESTMENT COMPANY - 100.2% (Identified Cost $11,357,237)		10,388,207
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(25,098)

NET ASSETS - 100%		$10,363,109

Federal Tax Information:

On July 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$11,629,653
Unrealized appreciation	—
Unrealized depreciation	(1,211,446)

Net unrealized depreciation	$(1,211,446)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$10,388,207	$10,388,207	$—	$—

Total assets	$10,388,207	$10,388,207	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or July 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2015

(unaudited)

TARGET 2050 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 100.0%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	3,147,748	$32,925,440

TOTAL AFFILIATED INVESTMENT COMPANY - 100.0% (Identified Cost $34,958,381)		32,925,440
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(15,098)

NET ASSETS - 100%		$32,910,342

*Less than (0.1%).

Federal Tax Information:

On July 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$35,398,888
Unrealized appreciation	—
Unrealized depreciation	(2,473,448)

Net unrealized depreciation	$(2,473,448)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$32,925,440	$32,925,440	$—	$—

Total assets	$32,925,440	$32,925,440	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or July 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2015

(unaudited)

TARGET 2055 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 100.8%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	300,413	$3,142,317

TOTAL AFFILIATED INVESTMENT COMPANY - 100.8% (Identified Cost $3,399,934)		3,142,317
LIABILITIES, LESS OTHER ASSETS - (0.8%)		(25,107)

NET ASSETS - 100%		$3,117,210

Federal Tax Information:

On July 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$3,578,909
Unrealized appreciation	—
Unrealized depreciation	(436,592)

Net unrealized depreciation	$(436,592)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$3,142,317	$3,142,317	$—	$—

Total assets	$3,142,317	$3,142,317	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or July 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2015

(unaudited)

QUALITY EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 99.3%

Consumer Discretionary - 16.9%
Internet & Catalog Retail - 3.3%
The Priceline Group, Inc.*	30	$37,307

Media - 6.1%
Discovery Communications, Inc. - Class A*	1,060	35,001
WPP plc (United Kingdom)[1]	1,530	35,153

		70,154

Specialty Retail - 2.5%
Kingfisher plc (United Kingdom)[1]	5,080	28,615

Textiles, Apparel & Luxury Goods - 5.0%
Kering (France)[1]	180	34,664
LVMH Moet Hennessy Louis Vuitton SE (France)[1]	120	22,447

		57,111

Total Consumer Discretionary		193,187

Consumer Staples - 33.6%
Beverages - 13.1%
Anheuser-Busch InBev N.V. (Belgium)[1]	120	14,338
The Coca-Cola Co.	710	29,167
Diageo plc (United Kingdom)[1]	1,410	39,526
PepsiCo, Inc.	360	34,686
Pernod Ricard S.A. (France)[1]	140	16,746
SABMiller plc (United Kingdom)[1]	290	15,208

		149,671

Food & Staples Retailing - 5.1%
CVS Health Corp.	310	34,866
Wal-Mart Stores, Inc.	320	23,034

		57,900

Food Products - 5.5%
Danone S.A. (France)[1]	260	17,639
The Hershey Co.	370	34,369
Nestle S.A. (Switzerland)[1]	150	11,348

		63,356

Household Products - 2.9%
The Procter & Gamble Co.	430	32,981

Personal Products - 7.0%
Beiersdorf AG (Germany)[1]	270	23,069
The Estee Lauder Companies, Inc. - Class A	130	11,584
L’Oreal S.A. (France)[1]	120	22,430

1

Investment Portfolio - July 31, 2015

(unaudited)

QUALITY EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products (continued)
Unilever N.V. (United Kingdom)[1]	510	$22,847

		79,930

Total Consumer Staples		383,838

Health Care - 17.6%
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	600	24,048

Health Care Providers & Services - 2.9%
Express Scripts Holding Co.*	370	33,326

Pharmaceuticals - 12.6%
Johnson & Johnson	400	40,084
Merck & Co., Inc.	580	34,197
Novartis AG (Switzerland)[1]	330	34,242
Roche Holding AG (Switzerland)[1]	120	34,671

		143,194

Total Health Care		200,568

Industrials - 8.8%
Machinery - 2.5%
Flowserve Corp.	610	28,664

Professional Services - 6.3%
Experian plc (Ireland)[1]	1,900	35,622
Nielsen N.V.	750	36,345

		71,967

Total Industrials		100,631

Information Technology - 17.7%
Communications Equipment - 3.5%
Cisco Systems, Inc.	410	11,652
QUALCOMM, Inc.	450	28,975

		40,627

IT Services - 6.1%
Accenture plc - Class A	220	22,684
MasterCard, Inc. - Class A	240	23,376
Visa, Inc. - Class A	310	23,355

		69,415

Software - 6.0%
Microsoft Corp.	740	34,558
Oracle Corp.	860	34,348

		68,906

2

Investment Portfolio - July 31, 2015

(unaudited)

QUALITY EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware, Storage & Peripherals - 2.1%
EMC Corp.	880	$23,663

Total Information Technology		202,611

Materials - 2.0%
Chemicals - 2.0%
Monsanto Co.	220	22,416

Telecommunication Services - 2.7%
Diversified Telecommunication Services - 2.7%
Telenor ASA (Norway)[1]	1,380	30,313

TOTAL COMMON STOCKS
(Identified Cost $1,130,776)		1,133,564

SHORT-TERM INVESTMENT - 3.4%

Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.04%
(Identified Cost $39,211)	39,211	39,211

TOTAL INVESTMENTS - 102.7%
(Identified Cost $1,169,987)		1,172,775
LIABILITIES, LESS OTHER ASSETS - (2.7%)		(30,704)

NET ASSETS - 100%		$1,142,071

*Non-income producing security.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Rate shown is the current yield as of July 31, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,170,276
Unrealized appreciation	21,425
Unrealized depreciation	(18,926)

Net unrealized appreciation	$2,499

3

Investment Portfolio - July 31, 2015

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$193,187	$72,308	$120,879	$—
Consumer Staples	383,838	200,687	183,151	—
Health Care	200,568	131,655	68,913	—
Industrials	100,631	65,009	35,622	—
Information Technology	202,611	202,611	—	—
Materials	22,416	22,416	—	—
Telecommunication Services	30,313	—	30,313	—
Mutual fund	39,211	39,211	—	—

Total assets	$1,172,775	$733,897	$438,878	$—

There were no Level 3 securities held by the Series as of July 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended July 31, 2015.

4

ITEM 2:   CONTROLS AND PROCEDURES

(a)	Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:   EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ James Mikolaichik

James Mikolaichik

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: September 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James Mikolaichik

James Mikolaichik

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: September 15, 2015

/s/ Christine Glavin

Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: September 15, 2015